UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

July 31, 2009

(Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.

††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

*	Non-Income Producing Security.

#	Total or Partial Securities on Loan.

^	Denominated in local currency or the Euro, unless otherwise noted.

@	Security purchased with cash proceeds from securities on loan.

##	See Federal Tax Cost Note within the Notes to Schedules of Investments.

•	Security is being fair valued at July 31, 2009.

(r)	The adjustable rate shown is effective as of July 31, 2009.

—	Amounts designated as — are either zero or rounded to zero.

§	Affiliated Fund.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2009

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$95,886,135

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $84,719,349)##	$95,886,135

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$95,886,135	—	—	$95,886,135

U.S. LARGE CAP VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$1,385,386,276

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,218,717,697)##	$1,385,386,276

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,385,386,276	—	—	$1,385,386,276

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$63,464,338

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $55,824,188)##	$63,464,338

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$63,464,338	—	—	$63,464,338

DFA INTERNATIONAL VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$4,165,502,784

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,387,485,865)##	$4,165,502,784

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,165,502,784	—	—	$4,165,502,784

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$132,889,637

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $109,535,549)##	$132,889,637

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$132,889,637	—	—	$132,889,637

DFA INTERNATIONAL VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$978,930,962

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $791,513,030)##	$978,930,962

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$978,930,962	—	—	$978,930,962

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO IV

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$338,021,325

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $269,990,910)##	$338,021,325

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$338,021,325	—	—	$338,021,325

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$737,785,993

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $743,801,985)##	$737,785,993

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$737,785,993	—	—	$737,785,993

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$637,651,502

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $681,794,500)##	$637,651,502

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$637,651,502	—	—	$637,651,502

EMERGING MARKETS PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$138,241,581

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $66,475,392)##	$138,241,581

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$138,241,581	—	—	$138,241,581

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (55.0%)
Federal Farm Credit Bank
3.750%, 12/06/10	$1,400	$1,453,866
Federal Home Loan Bank
3.375%, 08/13/10	3,100	3,187,395
4.375%, 10/22/10	400	417,053
1.625%, 01/21/11	4,200	4,247,531
1.375%, 05/16/11	2,900	2,913,952
2.625%, 05/20/11	5,500	5,647,917
3.375%, 06/24/11	4,500	4,670,253
3.625%, 07/01/11	2,800	2,926,538
1.625%, 07/27/11	1,400	1,410,749
Federal Home Loan Mortgage Corporation
4.750%, 01/18/11	2,100	2,217,398
3.250%, 02/25/11	2,200	2,273,793
6.000%, 06/15/11	1,000	1,088,208
Federal National Mortgage Association
1.750%, 03/23/11	500	505,403
1.375%, 04/28/11	2,200	2,210,369
6.000%, 05/15/11	3,500	3,798,914
3.375%, 05/19/11	900	937,529

TOTAL AGENCY OBLIGATIONS		39,906,868

BONDS — (40.4%)
Bank of New York Mellon Corp. Floating Rate Note (r)1.416%, 02/05/10	2,100	2,102,094
BP Capital Markets P.L.C.
4.875%, 03/15/10	1,000	1,028,596
Canada Mortgage & Housing Corp.
4.800%, 10/01/10	500	518,359
Citigroup Funding, Inc. Floating Rate Note (r)1.351%, 10/22/09	2,200	2,198,920
CME Group, Inc. Floating Rate Note (r)1.657%, 08/06/10	600	602,284
General Electric Capital Corp.
7.375%, 01/19/10	2,100	2,158,243
Goldman Sachs Group, Inc.
1.700%, 03/15/11	2,000	2,022,954
Japan Finance Corp.
2.000%, 06/24/11	2,000	2,018,498
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	1,800	1,869,426
Landwirtschaftliche Rentenbank
4.875%, 02/14/11	400	418,858
Morgan Stanley
2.900%, 12/01/10	2,000	2,053,170

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Nordic Investment Bank
4.875%, 03/15/11	$500	$511,471
Oesterreichischen Kontrollbank AG
4.250%, 10/06/10	2,000	2,042,850
Ontario, Province of
3.125%, 09/08/10	400	409,208
Paccar Financial Corp. Floating Rate Note (r)1.328%, 09/21/09	1,450	1,449,194
State Street Bank and Trust Co.
1.850%, 03/15/11	1,900	1,925,431
Svensk Exportkredit AB
4.000%, 06/15/10	400	410,410
4.500%, 09/27/10	1,500	1,555,215
Wachovia Corp. Floating Rate Note (r)1.111%, 11/24/09	2,000	2,002,486
Wal-Mart Stores, Inc.
6.875%, 08/10/09	2,000	2,001,812

TOTAL BONDS		29,299,479

CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.5%)
BNP Paribas Finance, Inc.
3.130%, 08/06/09	1,400	1,400,670
3.190%, 08/14/09	1,100	1,101,255

TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		2,501,925

TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/35, valued at $834,642) to be repurchased at $822,013	822	822,000

TOTAL INVESTMENTS — (100.0%) (Cost $72,228,153)##		$72,530,272

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$39,906,868	—	$39,906,868
Bonds	—	29,299,479	—	29,299,479
Certificates of Deposit Interest Bearing	—	2,501,925	—	2,501,925
Temporary Cash Investments	—	822,000	—	822,000

TOTAL	—	$72,530,272	—	$72,530,272

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.1%)
Federal Farm Credit Bank
2.750%, 05/04/10	$8,900	$9,049,965
4.750%, 05/07/10	200	206,435
1.600%, 01/12/11	17,000	17,174,063
2.625%, 04/21/11	2,400	2,463,850
Federal Home Loan Bank
4.250%, 06/11/10	2,000	2,062,934
3.500%, 07/16/10	1,900	1,942,820
3.375%, 08/13/10	1,200	1,233,830
3.375%, 09/10/10	500	514,664
3.625%, 12/17/10	41,100	42,643,675
1.625%, 01/21/11	5,000	5,056,585
4.625%, 02/18/11	2,500	2,640,482
1.625%, 03/16/11	2,500	2,525,365
1.375%, 05/16/11	5,700	5,727,423
2.625%, 05/20/11	6,400	6,572,122
3.375%, 06/24/11	9,800	10,170,773
3.625%, 07/01/11	9,100	9,511,247
1.625%, 07/27/11	5,000	5,038,390

TOTAL AGENCY OBLIGATIONS		124,534,623

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $1,745,000 FNMA 5.00%, 06/01/35, valued at $1,107,567) to be repurchased at $1,089,017	1,089	1,089,000

TOTAL INVESTMENTS — (100.0%) (Cost $124,764,004)##		$125,623,623

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$124,534,623	—	$124,534,623
Temporary Cash Investments	—	1,089,000	—	1,089,000

TOTAL	—	$125,623,623	—	$125,623,623

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	71,269,824	$575,147,480
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	39,834,201	365,677,965
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimension Group Inc.	23,361,905	191,567,621
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimension Group Inc.	3,964,947	61,337,730
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimension Group Inc.	881,319	11,792,048

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,335,640,106)		1,205,522,844

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (Cost $3,328,192)	3,328,192	3,328,192

TOTAL INVESTMENTS - (100.0%) (Cost $1,338,968,298)##		$1,208,851,036

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,205,522,844	—	—	$1,205,522,844
Temporary Cash Investments	3,328,192	—	—	3,328,192

Total	$1,208,851,036	—	—	$1,208,851,036

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	23,562,917	$190,152,740
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	13,697,182	125,740,131
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	9,702,249	94,305,860
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	7,720,114	63,304,935
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	5,926,052	61,630,941
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	5,525,487	61,388,161
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,935,819	30,708,667
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,584,210	24,507,729
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	287,893	3,852,008

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $725,761,382)		655,591,172

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (Cost $489,912)	489,912	489,912

TOTAL INVESTMENTS - (100.0%) (Cost $726,251,294)##		$656,081,084

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$655,591,172	—	—	$655,591,172
Temporary Cash Investments	489,912	—	—	489,912

Total	$656,081,084	—	—	$656,081,084

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	4,105,080	$42,692,832
Investment in The DFA Two-Year Global Fixed Income Series of DFA Investment Dimensions Group Inc.		42,535,719
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,022,282	21,153,070
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,260,449	18,241,823
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,275,619	11,710,182
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	704,151	5,774,038
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	126,973	1,964,272
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	28,842	385,906

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $141,860,853)		144,457,842

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (Cost $272,298)	272,298	272,298

TOTAL INVESTMENTS - (100.0%) (Cost $142,133,151)##		$144,730,140

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$144,457,842	—	—	$144,457,842
Temporary Cash Investments	272,298	—	—	272,298

Total	$144,730,140	—	—	$144,730,140

Organization

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2009, the Fund consisted of fifteen investment portfolios, of which two are stand-alone funds. Ten are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

Each Feeder Fund primarily invests in a corresponding Master Fund. Their investment reflects a proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective December 1, 2007, the Porfolios adopted Financial Accounting Standards No.157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At July 31, 2009, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$84,749,234
U.S. Large Cap Value Portfolio III	1,219,149,486
LWAS/DFA U.S. High Book to Market Portfolio	55,843,968
DFA International Value Portfolio	3,388,002,874
DFA International Value Portfolio II	109,552,044
DFA International Value Portfolio III	791,634,534
DFA International Value Portfolio IV	270,032,864
U.S. Large Company Institutional Index Portfolio	811,383,583
Tax-Managed U.S. Marketwide Value Portfolio II	682,018,697
Emerging Markets Portfolio II	66,569,915
LWAS/DFA Two-Year Fixed Income Portfolio	72,228,153
LWAS/DFA Two-Year Government Portfolio	124,769,616
Global Equity Portfolio	1,427,352,636
Global 60/40 Portfolio	729,602,595
Global 25/75 Portfolio	145,141,820

Recent Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Porfolios’ financial statements has not yet been determined.

In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through September 29, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.3%)
Consumer Discretionary — (7.7%)
#*Abercrombie & Fitch Co.	32,808	$937,981
#*Amazon.com, Inc.	120,304	10,317,271
#*Apollo Group, Inc. Class A	40,228	2,777,341
#*AutoNation, Inc.	40,333	834,086
#*Autozone, Inc.	13,476	2,069,509
*Bed Bath and Beyond, Inc.	96,943	3,368,769
#Best Buy Co., Inc.	127,440	4,762,433
#*Big Lots, Inc.	30,827	710,254
Black & Decker Corp.	22,446	843,970
Carnival Corp.	163,573	4,578,408
CBS Corp. Class B	253,679	2,077,631
*Centex Corp.	46,474	507,031
#Coach, Inc.	118,567	3,508,398
Comcast Corp. Class A	1,076,472	15,996,374
#D.R. Horton, Inc.	102,936	1,193,028
Darden Restaurants, Inc.	51,194	1,658,174
DeVry, Inc.	22,993	1,143,672
#*DIRECTV Group, Inc. (The)	195,685	5,068,242
Disney (Walt) Co.	693,195	17,413,058
#Eastman Kodak Co.	100,127	297,377
*Expedia, Inc.	78,552	1,626,812
Family Dollar Stores, Inc.	52,356	1,645,026
#*Ford Motor Co.	1,201,493	9,611,944
Fortune Brands, Inc.	56,075	2,218,888
*GameStop Corp. Class A	61,460	1,345,359
Gannett Co., Inc.	86,777	607,439
Gap, Inc.	171,700	2,802,144
Genuine Parts Co.	59,527	2,108,446
#*Goodyear Tire & Rubber Co.	90,282	1,536,600
H&R Block, Inc.	126,811	2,116,476
#Harley-Davidson, Inc.	87,531	1,978,201
#*Harman International Industries, Inc.	25,882	638,768
Hasbro, Inc.	46,463	1,231,270
#Home Depot, Inc.	633,284	16,427,387
#International Game Technology	110,621	2,184,765
#*Interpublic Group of Companies, Inc.	178,603	930,522
J.C. Penney Co., Inc.	88,038	2,654,346
#Johnson Controls, Inc.	221,863	5,741,814
#KB HOME.	27,620	460,978
#*Kohl’s Corp.	114,013	5,535,331
#Leggett & Platt, Inc.	58,524	1,015,391
#Lennar Corp. Class A	52,708	624,063
#Limited Brands, Inc.	100,845	1,304,934
Lowe’s Companies, Inc.	551,241	12,380,873
Macy’s, Inc.	157,014	2,184,065
#Marriott International, Inc. Class A	110,825	2,387,180
Mattel, Inc.	133,856	2,353,188
McDonald’s Corp.	411,881	22,678,168
#McGraw-Hill Companies, Inc.	117,416	3,680,992
#Meredith Corp.	13,440	355,757
*New York Times Co. Class A (The)	43,536	342,628
#Newell Rubbermaid, Inc.	103,638	1,333,821
News Corp. Class A	858,781	8,871,208
NIKE, Inc. Class B	144,662	8,193,656
#Nordstrom, Inc.	59,774	1,580,425
*Office Depot, Inc.	102,557	466,634
#Omnicom Group, Inc.	116,051	3,945,734

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*O’Reilly Automotive, Inc.	50,646	$2,059,266
#Polo Ralph Lauren Corp.	21,105	1,330,670
Pulte Homes, Inc.	80,124	911,010
#*RadioShack Corp.	46,715	724,550
Scripps Networks Interactive	33,776	1,090,289
#*Sears Holdings Corp.	20,150	1,336,751
#Sherwin-Williams Co.	36,720	2,120,580
#Snap-On, Inc.	21,506	766,259
Stanley Works (The)	29,522	1,185,308
#Staples, Inc.	267,064	5,613,685
#*Starbucks Corp.	274,742	4,862,933
#Starwood Hotels & Resorts Worldwide, Inc.	69,686	1,645,286
#Target Corp.	280,857	12,250,982
#Tiffany & Co.	46,322	1,381,785
Time Warner Cable, Inc.	131,541	4,348,745
Time Warner, Inc.	446,680	11,908,489
#TJX Companies, Inc. (The)	154,389	5,593,513
V.F. Corp.	33,037	2,137,164
*Viacom, Inc. Class B	226,409	5,243,632
Washington Post Co.	2,246	1,014,069
#Whirlpool Corp.	27,562	1,573,515
Wyndham Worldwide Corp.	66,483	927,438
#*Wynn Resorts, Ltd.	25,269	1,293,015
Yum! Brands, Inc.	172,329	6,110,786

Total Consumer Discretionary		294,593,960

Consumer Staples — (10.0%)
Altria Group, Inc.	771,929	13,531,915
#Archer-Daniels-Midland Co.	239,685	7,219,312
#Avon Products, Inc.	159,380	5,160,724
Brown-Forman Corp. Class B	36,451	1,602,022
Campbell Soup Co.	74,549	2,313,256
#Clorox Co.	51,916	3,167,395
Coca-Cola Co.	743,276	37,044,876
Coca-Cola Enterprises, Inc.	118,391	2,224,567
Colgate-Palmolive Co.	186,508	13,510,640
ConAgra, Inc.	166,970	3,277,621
*Constellation Brands, Inc. Class A	73,431	1,003,068
#Costco Wholesale Corp.	162,040	8,020,980
CVS Caremark Corp.	543,534	18,197,518
*Dean Foods Co.	66,087	1,400,384
*Dr Pepper Snapple Group, Inc.	94,777	2,332,462
#Estee Lauder Companies, Inc.	43,325	1,578,763
General Mills, Inc.	122,821	7,235,385
Heinz (H.J.) Co.	117,464	4,517,665
Hershey Co. (The)	61,873	2,471,826
Hormel Foods Corp.	26,064	935,958
J.M. Smucker Co.	44,214	2,212,026
Kellogg Co.	94,257	4,477,208
Kimberly-Clark Corp.	154,640	9,038,708
Kraft Foods, Inc.	549,830	15,582,182
Kroger Co. (The)	243,545	5,206,992
Lorillard, Inc.	62,784	4,628,437
#McCormick & Co., Inc.	48,647	1,567,406
Molson Coors Brewing Co.	55,657	2,516,253
Pepsi Bottling Group, Inc.	51,017	1,732,027
#PepsiCo, Inc.	581,208	32,983,554
Philip Morris International, Inc.	732,330	34,126,578
Procter & Gamble Co.	1,088,167	60,404,150
Reynolds American, Inc.	63,083	2,744,741
Safeway, Inc.	159,006	3,009,984

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	259,707	$2,763,283
SUPERVALU, Inc.	78,998	1,171,540
#Sysco Corp.	220,232	5,232,712
Tyson Foods, Inc. Class A	112,773	1,288,995
#Walgreen Co.	370,246	11,496,138
Wal-Mart Stores, Inc.	833,146	41,557,323
#Whole Foods Market, Inc.	52,431	1,268,306

Total Consumer Staples		381,754,880

Energy — (10.1%)
Anadarko Petroleum Corp.	186,369	8,982,986
Apache Corp.	125,137	10,505,251
#Baker Hughes, Inc.	115,661	4,684,271
BJ Services Co.	109,042	1,546,216
Cabot Oil & Gas Corp.	38,691	1,359,215
#*Cameron International Corp.	81,006	2,529,817
Chesapeake Energy Corp.	210,398	4,510,933
Chevron Corp.	748,419	51,992,668
ConocoPhillips	553,119	24,176,832
CONSOL Energy, Inc.	67,439	2,396,108
*Denbury Resources, Inc.	92,907	1,542,256
Devon Energy Corp.	165,726	9,627,023
#Diamond Offshore Drilling, Inc.	25,947	2,331,857
#El Paso Corp.	261,714	2,632,843
ENSCO International, Inc.	52,940	2,005,897
EOG Resources, Inc.	93,439	6,917,289
Exxon Mobil Corp.	1,821,778	128,234,953
#*FMC Technologies, Inc.	46,139	2,007,047
Halliburton Co.	334,925	7,398,493
Hess Corp.	106,224	5,863,565
Marathon Oil Corp.	264,241	8,521,772
#Massey Energy Co.	31,914	848,912
Murphy Oil Corp.	71,228	4,145,470
#*Nabors Industries, Ltd.	105,671	1,798,520
*National-Oilwell, Inc.	156,112	5,610,665
Noble Energy, Inc.	64,718	3,955,564
Occidental Petroleum Corp.	302,622	21,589,053
Peabody Energy Corp.	99,815	3,304,875
Pioneer Natural Resources Co.	42,555	1,214,945
#Range Resources Corp.	58,446	2,712,479
Rowan Companies, Inc.	42,216	900,467
Schlumberger, Ltd.	446,663	23,896,471
#Smith International, Inc.	81,876	2,057,544
*Southwestern Energy Co.	128,294	5,315,220
#Spectra Energy Corp.	240,795	4,420,996
Sunoco, Inc.	43,642	1,077,521
#Tesoro Petroleum Corp.	51,654	676,151
Valero Energy Corp.	207,693	3,738,474
Williams Companies, Inc. (The)	216,571	3,614,570
XTO Energy, Inc.	216,425	8,706,778

Total Energy		389,351,967

Financials — (10.9%)
#AFLAC, Inc.	174,516	6,607,176
Allstate Corp.	200,247	5,388,647
#American Express Co.	443,310	12,558,972
#American International Group, Inc.	50,228	659,996
Ameriprise Financial, Inc.	95,135	2,644,753
AON Corp.	103,342	4,076,842
Assurant, Inc.	43,962	1,121,910
Bank of America Corp.	3,225,789	47,709,419

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of New York Mellon Corp.	446,306	$12,202,006
#BB&T Corp.	241,511	5,525,772
#Capital One Financial Corp.	168,696	5,178,967
#*CB Richard Ellis Group, Inc.	88,337	962,873
Charles Schwab Corp. (The)	350,585	6,264,954
Chubb Corp.	131,458	6,070,730
Cincinnati Financial Corp.	60,690	1,465,663
Citigroup, Inc.	2,058,134	6,524,285
CME Group, Inc.	24,775	6,908,013
Comerica, Inc.	56,419	1,345,029
Discover Financial Services	199,977	2,375,727
#*E*TRADE Financial Corp.	416,433	624,650
#Federated Investors, Inc.	33,411	866,347
Fifth Third Bancorp	296,806	2,819,657
*First Horizon National Corp.	80,244	1,028,728
Franklin Resources, Inc.	56,246	4,987,895
Genworth Financial, Inc.	161,732	1,115,951
Goldman Sachs Group, Inc.	187,948	30,691,908
Hartford Financial Services Group, Inc.	121,497	2,003,486
Hudson City Bancorp, Inc.	194,694	2,737,398
#Huntington Bancshares, Inc.	202,948	830,057
#*IntercontinentalExchange, Inc.	27,190	2,557,491
Invesco, Ltd.	153,562	3,032,850
#Janus Capital Group, Inc.	66,986	915,029
JPMorgan Chase & Co.	1,456,449	56,291,754
KeyCorp.	292,500	1,690,650
#Legg Mason, Inc.	53,429	1,503,492
#*Leucadia National Corp.	67,672	1,657,964
Lincoln National Corp.	110,542	2,342,385
Loews Corp.	134,852	4,048,257
#M&T Bank Corp.	30,541	1,781,151
Marsh & McLennan Cos., Inc.	195,084	3,983,615
Marshall & Ilsley Corp.	131,537	794,483
*MBIA, Inc.	63,628	266,601
MetLife, Inc.	305,584	10,374,577
Moody’s Corp.	71,277	1,692,116
Morgan Stanley.	504,634	14,382,069
*NASDAQ OMX Group, Inc. (The)	51,314	1,084,265
#Northern Trust Corp.	89,958	5,380,388
NYSE Euronext, Inc.	97,068	2,615,983
#*People’s United Financial, Inc.	130,030	2,112,988
#Plum Creek Timber Co., Inc.	60,782	1,901,261
#PNC Financial Services Group, Inc.	171,841	6,299,691
#Principal Financial Group, Inc.	115,985	2,748,844
*Progressive Corp.	254,251	3,961,231
Prudential Financial, Inc.	172,804	7,650,033
Regions Financial Corp.	431,215	1,905,970
#*SLM Corp.	174,533	1,551,598
State Street Corp.	184,336	9,272,101
#SunTrust Banks, Inc.	186,139	3,629,710
T. Rowe Price Group, Inc.	95,380	4,455,200
#Torchmark Corp.	30,888	1,206,485
Travelers Companies, Inc. (The)	218,565	9,413,595
U.S. Bancorp	708,505	14,460,587
Unum Group	123,678	2,321,436
Wells Fargo & Co.	1,738,262	42,517,889
XL Capital, Ltd.	127,719	1,798,284
#Zions Bancorporation	43,045	584,551

Total Financials		417,484,385

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (11.5%)
Abbott Laboratories	576,977	$25,958,195
Aetna, Inc.	166,846	4,499,837
Allergan, Inc.	114,807	6,134,138
#AmerisourceBergen Corp.	56,372	1,111,656
*Amgen, Inc.	377,956	23,550,438
#Bard (C.R.), Inc.	37,073	2,727,461
Baxter International, Inc.	225,880	12,732,856
Becton Dickinson & Co.	89,428	5,826,234
#*Biogen Idec, Inc.	107,731	5,122,609
*Boston Scientific Corp.	562,398	6,040,155
Bristol-Myers Squibb Co.	739,537	16,077,534
Cardinal Health, Inc.	134,426	4,476,386
#*Celgene Corp.	171,845	9,788,291
#*Cephalon, Inc.	27,564	1,616,629
#Cigna Corp.	101,838	2,892,199
*Coventry Health Care, Inc.	55,416	1,274,568
#*DaVita, Inc.	38,606	1,918,718
#DENTSPLY International, Inc.	55,452	1,849,324
Eli Lilly & Co.	377,498	13,170,905
#*Express Scripts, Inc.	101,239	7,090,780
*Forest Laboratories, Inc.	112,606	2,908,613
*Genzyme Corp.	100,714	5,226,049
*Gilead Sciences, Inc.	338,395	16,557,667
*Hospira, Inc.	59,912	2,302,418
*Humana, Inc.	63,325	2,080,226
IMS Health, Inc.	67,859	814,308
#*Intuitive Surgical, Inc.	14,132	3,212,486
Johnson & Johnson	1,028,755	62,640,892
*King Pharmaceuticals, Inc.	92,576	839,664
#*Laboratory Corp. of America Holdings	40,432	2,716,626
#*Life Technologies Corp.	65,212	2,969,102
McKesson Corp.	101,331	5,183,081
*Medco Health Solutions, Inc.	180,089	9,519,505
Medtronic, Inc.	417,475	14,786,965
#Merck & Co., Inc.	787,245	23,625,222
#*Millipore Corp.	20,695	1,440,372
#*Mylan, Inc.	113,885	1,502,143
#*Patterson Companies, Inc.	34,149	866,019
PerkinElmer, Inc.	43,523	767,311
#Pfizer, Inc.	2,519,273	40,132,019
Quest Diagnostics, Inc.	56,058	3,061,888
Schering-Plough Corp.	607,918	16,115,906
*St. Jude Medical, Inc.	129,308	4,876,205
#Stryker Corp.	88,962	3,458,843
#*Tenet Healthcare Corp.	155,885	615,746
#*Thermo Fisher Scientific, Inc.	156,173	7,071,513
UnitedHealth Group, Inc.	444,088	12,461,109
#*Varian Medical Systems, Inc.	46,802	1,650,707
#*Waters Corp.	35,991	1,808,548
*Watson Pharmaceuticals, Inc.	39,354	1,366,764
*WellPoint, Inc.	180,936	9,524,471
Wyeth	497,867	23,175,709
*Zimmer Holdings, Inc.	80,304	3,742,166

Total Health Care		442,879,176

Industrials — (8.4%)
3M Co.	259,242	18,281,746
#Avery Dennison Corp.	42,089	1,125,039
B.F. Goodrich Co.	46,240	2,374,886
#Boeing Co.	271,120	11,633,759
#Burlington Northern Santa Fe Corp.	103,952	8,169,588

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#C.H. Robinson Worldwide, Inc.	63,300	$3,451,749
#Caterpillar, Inc.	224,643	9,897,771
#Cintas Corp.	49,056	1,235,230
#Cooper Industries, Ltd.	62,152	2,047,908
CSX Corp.	146,148	5,863,458
Cummins, Inc.	75,346	3,240,631
#Danaher Corp.	95,200	5,830,048
#Deere & Co.	157,831	6,903,528
#Dover Corp.	69,447	2,361,892
Dun & Bradstreet Corp. (The)	19,851	1,429,073
Eaton Corp.	61,825	3,209,954
Emerson Electric Co.	280,544	10,206,191
Equifax, Inc.	47,128	1,227,684
#Expeditors International of Washington, Inc.	79,277	2,689,869
#Fastenal Co.	48,243	1,716,004
FedEx Corp.	116,243	7,885,925
Flowserve Corp.	20,917	1,689,466
#Fluor Corp.	67,141	3,545,045
General Dynamics Corp.	143,743	7,961,925
General Electric Co.	3,953,484	52,976,686
Honeywell International, Inc.	277,710	9,636,537
Illinois Tool Works, Inc.	143,540	5,820,547
*Iron Mountain, Inc.	67,242	1,964,139
ITT Industries, Inc.	67,948	3,356,631
*Jacobs Engineering Group, Inc.	46,090	1,888,768
L-3 Communications Holdings, Inc.	43,514	3,285,307
Lockheed Martin Corp.	121,957	9,117,505
#Manitowoc Co., Inc. (The)	48,665	300,750
Masco Corp.	134,141	1,868,584
*Monster Worldwide, Inc.	47,058	613,166
Norfolk Southern Corp.	137,030	5,926,548
Northrop Grumman Corp.	120,764	5,383,659
#Paccar, Inc.	135,590	4,698,194
Pall Corp.	44,028	1,324,362
#Parker Hannifin Corp.	59,925	2,653,479
#Pitney Bowes, Inc.	77,053	1,591,144
Precision Castparts Corp.	52,290	4,173,265
#*Quanta Services, Inc.	72,795	1,696,851
R. R. Donnelley & Sons Co.	76,620	1,065,018
#Raytheon Co.	147,123	6,907,425
Republic Services, Inc.	120,209	3,197,559
#Robert Half International, Inc.	57,050	1,414,269
#Rockwell Automation, Inc.	52,950	2,192,660
#Rockwell Collins, Inc.	59,130	2,495,286
Ryder System, Inc.	20,866	733,023
Southwest Airlines Co.	276,577	2,171,129
#*Stericycle, Inc.	31,703	1,623,194
#Textron, Inc.	100,350	1,348,704
Union Pacific Corp.	188,203	10,825,437
#United Parcel Service, Inc.	371,489	19,960,104
United Technologies Corp.	351,701	19,157,153
#W.W. Grainger, Inc.	23,232	2,088,789
#Waste Management, Inc.	183,685	5,163,385

Total Industrials		322,597,626

Information Technology — (15.8%)
#*Adobe Systems, Inc.	195,533	6,339,180
#*Advanced Micro Devices, Inc.	209,270	765,928
*Affiliated Computer Services, Inc. Class A	36,436	1,727,431
*Agilent Technologies, Inc.	128,188	2,976,525
#*Akamai Technologies, Inc.	64,522	1,060,742

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Altera Corp.	109,548	$2,047,452
#Amphenol Corp.	63,949	2,132,699
#Analog Devices, Inc.	108,735	2,976,077
*Apple, Inc.	333,058	54,418,347
#Applied Materials, Inc.	497,671	6,867,860
#*Autodesk, Inc.	85,274	1,859,826
#Automatic Data Processing, Inc.	187,284	6,976,329
*BMC Software, Inc.	69,039	2,349,397
#*Broadcom Corp.	159,577	4,504,859
CA, Inc.	147,214	3,112,104
#*Ciena Corp.	34,029	379,764
*Cisco Sytems, Inc.	2,153,365	47,395,564
*Citrix Systems, Inc.	67,562	2,405,207
*Cognizant Technology Solutions Corp.	109,059	3,227,056
*Computer Sciences Corp.	56,561	2,724,543
*Compuware Corp.	90,336	662,163
*Convergys Corp.	45,799	490,507
Corning, Inc.	580,119	9,862,023
#*Dell, Inc.	649,247	8,686,925
#*eBay, Inc.	403,479	8,573,929
*Electronic Arts, Inc.	120,572	2,588,681
#*EMC Corp.	751,529	11,318,027
Fidelity National Information Services, Inc.	71,402	1,672,235
#*Fiserv, Inc.	58,090	2,754,047
*FLIR Systems, Inc.	56,093	1,205,439
*Google, Inc.	89,644	39,716,774
Harris Corp.	49,427	1,547,559
Hewlett-Packard Co.	890,880	38,575,104
Intel Corp.	2,085,089	40,137,963
#International Business Machines Corp.	493,326	58,177,935
*Intuit, Inc.	120,613	3,582,206
#Jabil Circuit, Inc.	79,808	731,041
*JDS Uniphase Corp.	82,305	482,307
#*Juniper Networks, Inc.	195,318	5,103,659
#KLA-Tencor Corp.	63,425	2,021,989
*Lexmark International, Inc.	29,150	422,092
#Linear Technology Corp.	82,979	2,229,646
#*LSI Corp.	242,253	1,254,870
#MasterCard, Inc. Class A	27,046	5,247,735
#*McAfee, Inc.	58,007	2,585,952
#*MEMC Electronic Materials, Inc.	83,437	1,470,160
#Microchip Technology, Inc.	68,271	1,838,538
*Micron Technology, Inc.	316,117	2,019,988
Microsoft Corp.	2,857,434	67,206,848
Molex, Inc.	51,752	919,115
Motorola, Inc.	855,840	6,127,814
#National Semiconductor Corp.	72,866	1,097,362
*NetApp, Inc.	123,480	2,773,361
*Novell, Inc.	128,872	590,234
#*Novellus Systems, Inc.	36,459	713,503
#*Nvidia Corp.	203,919	2,636,673
Oracle Corp.	1,413,976	31,291,289
#Paychex, Inc.	119,892	3,177,138
*QLogic Corp.	44,365	578,963
#QUALCOMM, Inc.	617,882	28,552,327
*Red Hat, Inc.	70,545	1,610,542
#*Salesforce.com, Inc.	39,652	1,718,518
#*Sandisk Corp.	84,694	1,509,247
*Sun Microsystems, Inc.	278,607	2,554,826
#*Symantec Corp.	305,330	4,558,577
*Tellabs, Inc.	147,756	856,985

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Teradata Corp.	64,476	$1,584,175
#*Teradyne, Inc.	64,627	509,261
Texas Instruments, Inc.	475,427	11,434,019
Total System Services, Inc.	73,608	1,080,565
#*VeriSign, Inc.	71,993	1,471,537
*Western Digital Corp.	83,110	2,514,077
Western Union Co.	261,820	4,576,614
Xerox Corp.	322,861	2,644,232
#Xilinx, Inc.	102,867	2,231,185
*Yahoo!, Inc.	520,769	7,457,412

Total Information Technology		605,182,783

Materials — (2.9%)
Air Products & Chemicals, Inc.	78,337	5,843,940
AK Steel Holding Corp.	40,797	802,477
#Alcoa, Inc.	363,733	4,277,500
#Allegheny Technologies, Inc.	36,594	990,966
#Ball Corp.	35,088	1,696,856
Bemis Co., Inc.	40,180	1,057,538
CF Industries Holdings, Inc.	18,088	1,427,867
Dow Chemical Co.	401,679	8,503,544
#du Pont (E.I.) de Nemours & Co.	337,340	10,433,926
Eastman Chemical Co.	27,117	1,346,630
#Ecolab, Inc.	62,684	2,602,013
#Freeport-McMoRan Copper & Gold, Inc. Class B	153,725	9,269,617
#International Flavors & Fragrances, Inc.	29,379	1,035,904
International Paper Co.	161,361	3,035,200
MeadWestavco Corp.	63,876	1,244,943
Monsanto Co.	203,751	17,115,084
Newmont Mining Corp.	182,722	7,555,555
Nucor Corp.	117,325	5,217,443
#*Owens-Illinois, Inc.	62,828	2,132,382
*Pactiv Corp.	49,256	1,240,266
#PPG Industries, Inc.	61,415	3,377,825
Praxair, Inc.	114,787	8,974,048
Sealed Air Corp.	59,215	1,088,964
#Sigma-Aldrich Corp.	45,580	2,313,185
*Titanium Metals Corp.	31,778	265,982
#*United States Steel Corp.	53,514	2,127,181
#Vulcan Materials Co.	45,496	2,160,150
Weyerhaeuser Co.	78,908	2,764,936

Total Materials		109,901,922

Real Estate Investment Trusts — (0.8%)
#Apartment Investment & Management Co. Class A	43,719	410,084
#AvalonBay Communities, Inc.	29,829	1,736,048
#Boston Properties, Inc.	51,713	2,735,618
#Equity Residential.	102,237	2,453,688
#HCP, Inc.	101,725	2,620,436
#Health Care REIT, Inc.	41,489	1,662,049
#Host Marriott Corp.	224,456	2,038,061
#Kimco Realty Corp.	120,836	1,189,026
#ProLogis	165,246	1,452,513
#Public Storage	46,825	3,398,090
#Simon Property Group, Inc.	104,537	5,824,802
#Ventas, Inc.	58,431	2,062,614
#Vornado Realty Trust	59,264	3,023,649

Total Real Estate Investment Trusts		30,606,678

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (2.9%)
#*American Tower Corp.	148,474	$5,061,479
AT&T, Inc.	2,202,690	57,776,559
CenturyTel, Inc.	110,624	3,472,487
Frontier Communications Corp.	116,616	816,312
*MetroPCS Communications, Inc.	94,565	1,120,595
#Qwest Communications International, Inc.	552,302	2,131,886
*Sprint Nextel Corp.	1,071,958	4,287,832
Verizon Communications, Inc.	1,060,492	34,009,978
Windstream Corp.	163,058	1,430,019

Total Telecommunication Services		110,107,147

Utilities — (3.3%)
#*AES Corp.	248,893	3,183,342
Allegheny Energy, Inc.	63,243	1,594,356
#Ameren Corp.	79,730	2,027,534
American Electric Power Co., Inc.	177,994	5,510,694
CenterPoint Energy, Inc.	130,386	1,571,151
#CMS Energy Corp.	84,685	1,095,824
#Consolidated Edison, Inc.	102,445	4,032,235
Constellation Energy Group	74,366	2,134,304
Dominion Resources, Inc.	220,256	7,444,653
DTE Energy Co.	61,182	2,108,332
Duke Energy Corp.	480,529	7,438,589
*Dynegy, Inc.	189,111	380,113
Edison International	121,638	3,931,340
#Entergy Corp.	73,213	5,881,200
EQT Corp.	48,869	1,875,592
Exelon Corp.	245,940	12,508,508
#FirstEnergy Corp.	113,807	4,688,849
#FPL Group, Inc.	153,366	8,691,251
#Integrys Energy Group, Inc.	28,532	963,811
#Nicor, Inc.	16,880	615,107
#NiSource, Inc.	102,516	1,320,406
Northeast Utilities, Inc.	65,383	1,504,463
Pepco Holdings, Inc.	82,131	1,181,044
PG&E Corp.	137,525	5,551,884
#Pinnacle West Capital Corp.	37,738	1,206,107
#PPL Corp.	140,394	4,743,913
Progress Energy, Inc.	104,176	4,108,702
Public Service Enterprise Group, Inc.	188,905	6,129,967
Questar Corp.	64,982	2,148,955
#SCANA Corp.	45,481	1,607,753
Sempra Energy	91,204	4,781,826
Southern Co.	292,115	9,172,411
#TECO Energy, Inc.	79,476	1,072,131
#Wisconsin Energy Corp.	43,648	1,875,555
#Xcel Energy, Inc.	170,118	3,392,153

Total Utilities		127,474,055

TOTAL COMMON STOCKS		3,231,934,579

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $89,040,000 FNMA 5.00%, 08/25/18, valued at $75,682,811) to be repurchased at $74,565,181	$74,564	74,564,000

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@DFA Short Term Investment Fund LP	520,395,083	$520,395,083
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $5,017,239 FHLMC 4.000%, 07/01/39, valued at $4,886,098) to be repurchased at $4,743,863	$4,744	4,743,784
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $2,025,000 FNMA 6.000%, 02/01/39, valued at $1,888,636) to be repurchased at $1,829,475	1,829	1,829,446

TOTAL SECURITIES LENDING COLLATERAL		526,968,313

TOTAL INVESTMENTS — (100.0%) (Cost $3,777,424,812)##		$3,833,466,892

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$294,593,960	—	—	$294,593,960
Consumer Staples	381,754,880	—	—	381,754,880
Energy	389,351,967	—	—	389,351,967
Financials	417,484,385	—	—	417,484,385
Health Care	442,879,176	—	—	442,879,176
Industrials	322,597,626	—	—	322,597,626
Information Technology	605,182,783	—	—	605,182,783
Materials	109,901,922	—	—	109,901,922
Real Estate Investment Trusts	30,606,678	—	—	30,606,678
Telecommunication Services	110,107,147	—	—	110,107,147
Utilities	127,474,055	—	—	127,474,055
Temporary Cash Investments	—	$74,564,000	—	74,564,000
Securities Lending Collateral	—	526,968,313	—	526,968,313
Other Financial Instruments**	4,208,256	—	—	4,208,256

TOTAL	$3,236,142,835	$601,532,313	—	$3,837,675,148

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.4%)
Consumer Discretionary — (14.1%)
#*Abercrombie & Fitch Co.	234,708	$6,710,302
#*AutoNation, Inc.	307,114	6,351,118
#Carnival Corp.	2,624,598	73,462,498
#CBS Corp. Class B	3,870,469	31,699,141
Comcast Corp. Class A	11,512,642	171,077,860
Comcast Corp. Special Class A	3,274,843	45,815,054
#D.R. Horton, Inc.	446,800	5,178,412
#*Discovery Communications, Inc. (25470F104)	578,795	14,180,478
*Discovery Communications, Inc. (25470F302)	554,215	12,414,416
Disney (Walt) Co.	4,020,302	100,989,986
#*Expedia, Inc.	1,137,251	23,552,468
#Fortune Brands, Inc.	669,010	26,472,726
#J.C. Penney Co., Inc.	815,260	24,580,089
#Johnson Controls, Inc.	1,097,434	28,401,592
#Leggett & Platt, Inc.	684,328	11,873,091
#*Liberty Global, Inc. Class A	812,105	17,013,600
#*Liberty Global, Inc. Series C	412,954	8,605,961
*Liberty Media Corp. - Entertainment Class A	2,954,309	82,632,023
#*Liberty Media Corp. Interactive Class A	3,585,265	23,877,865
#Macy’s, Inc.	1,818,630	25,297,143
#*Mohawk Industries, Inc.	392,417	20,240,869
News Corp. Class A	3,620,631	37,401,118
#News Corp. Class B	2,036,161	24,474,655
#Royal Caribbean Cruises, Ltd.	544,275	7,902,873
#*Sears Holdings Corp.	539,227	35,772,319
*Ticketmaster Entertainment, Inc.	73,729	597,205
#Time Warner Cable, Inc.	1,980,956	65,490,405
Time Warner, Inc.	6,114,193	163,004,385
#*Toll Brothers, Inc.	904,000	17,682,240
#Washington Post Co.	24,866	11,226,999
*Wendy’s/Arby’s Group, Inc.	834,900	3,823,842
#Whirlpool Corp.	322,215	18,395,254
#Wyndham Worldwide Corp.	285,861	3,987,761

Total Consumer Discretionary		1,150,185,748

Consumer Staples — (5.5%)
#Archer-Daniels-Midland Co.	1,699,860	51,199,783
#Bunge, Ltd.	180,424	12,624,267
*Constellation Brands, Inc. Class A	855,902	11,691,621
#Corn Products International, Inc.	428,526	11,998,728
CVS Caremark Corp.	4,801,631	160,758,606
J.M. Smucker Co.	526,102	26,320,883
Kraft Foods, Inc.	2,137,904	60,588,199
#Molson Coors Brewing Co.	755,890	34,173,787
PepsiAmericas, Inc.	521,775	13,973,135
*Ralcorp Holdings, Inc.	59,000	3,747,090
Safeway, Inc.	1,005,594	19,035,895
SUPERVALU, Inc.	1,327,679	19,689,480
Tyson Foods, Inc. Class A	1,926,959	22,025,141

Total Consumer Staples		447,826,615

Energy — (12.2%)
#Anadarko Petroleum Corp.	2,760,568	133,059,377
Apache Corp.	1,384,246	116,207,452
#BJ Services Co.	422,600	5,992,468
Cabot Oil & Gas Corp.	255,645	8,980,809

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Chesapeake Energy Corp.	2,496,221	$53,518,978
#Cimarex Energy Co.	406,047	14,528,362
#ConocoPhillips	5,196,066	227,120,045
#ENSCO International, Inc.	614,773	23,293,749
#Helmerich & Payne, Inc.	470,183	16,155,488
Hess Corp.	624,400	34,466,880
#Marathon Oil Corp.	3,249,735	104,803,954
#*Nabors Industries, Ltd.	485,338	8,260,453
*National-Oilwell, Inc.	701,600	25,215,504
#*Newfield Exploration Co.	445,550	17,523,481
Noble Energy, Inc.	443,900	27,131,168
#Patterson-UTI Energy, Inc.	269,500	3,721,795
Pioneer Natural Resources Co.	650,933	18,584,137
*Plains Exploration & Production Co.	250,000	7,162,500
#*Pride International, Inc.	644,204	16,150,194
#Rowan Companies, Inc.	456,566	9,738,553
#Smith International, Inc.	631,653	15,873,440
Sunoco, Inc.	155,000	3,826,950
#Tesoro Petroleum Corp.	321,700	4,211,053
#Tidewater, Inc.	273,715	12,317,175
Valero Energy Corp.	1,735,295	31,235,310
#*Whiting Petroleum Corp.	95,003	4,366,338
XTO Energy, Inc.	1,310,000	52,701,300

Total Energy		996,146,913

Financials — (26.7%)
#*Allegheny Corp.	36,844	9,966,302
Allied World Assurance Co. Holdings, Ltd.	5,000	217,300
Allstate Corp.	2,540,615	68,367,950
American Financial Group, Inc.	689,393	16,814,295
#American National Insurance Co.	85,979	6,796,640
Ameriprise Financial, Inc.	275,066	7,646,835
#*Arch Capital Group, Ltd.	39,765	2,472,985
Aspen Insurance Holdings, Ltd.	124,900	3,106,263
#Associated Banc-Corp.	375,110	4,066,192
Assurant, Inc.	236,409	6,033,158
Axis Capital Holdings, Ltd.	276,966	7,882,452
Bank of America Corp.	16,296,800	241,029,672
#Bank of New York Mellon Corp.	1,972,678	53,933,017
#BB&T Corp.	531,740	12,166,211
#BlackRock, Inc.	65,004	12,385,862
#Capital One Financial Corp.	1,668,884	51,234,739
Chubb Corp.	1,620,173	74,819,589
#Cincinnati Financial Corp.	990,152	23,912,171
#Citigroup, Inc.	4,525,437	14,345,635
CME Group, Inc.	189,681	52,888,753
#CNA Financial Corp.	1,676,585	28,585,774
#Comerica, Inc.	617,408	14,719,007
#Discover Financial Services	1,976,830	23,484,740
#Everest Re Group, Ltd.	116,906	9,378,199
#Fidelity National Financial, Inc.	945,859	13,573,077
Fifth Third Bancorp	1,364,900	12,966,550
First American Corp.	567,231	16,761,676
#*First Horizon National Corp.	463,308	5,939,609
Genworth Financial, Inc.	1,096,900	7,568,610
Goldman Sachs Group, Inc.	511,700	83,560,610
Hanover Insurance Group, Inc.	304,654	11,975,949
#Hartford Financial Services Group, Inc.	1,474,698	24,317,770
#HCC Insurance Holdings, Inc.	468,789	11,766,604
Invesco, Ltd.	752,003	14,852,059
JPMorgan Chase & Co.	7,983,370	308,557,250

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#KeyCorp	1,129,300	$6,527,354
#Legg Mason, Inc.	428,447	12,056,499
Lincoln National Corp.	1,314,373	27,851,564
#Loews Corp.	2,592,160	77,816,643
#M&T Bank Corp.	442,752	25,821,297
#*Markel Corp.	7,885	2,488,269
#Mercury General Corp.	156,425	5,485,825
#MetLife, Inc.	4,663,914	158,339,880
#Morgan Stanley	4,584,397	130,655,315
*NASDAQ OMX Group, Inc. (The)	200,000	4,226,000
#New York Community Bancorp, Inc.	2,039,500	22,312,130
#NYSE Euronext, Inc.	914,974	24,658,549
Odyssey Re Holdings Corp.	345,255	15,950,781
#Old Republic International Corp.	1,432,884	14,816,021
#PartnerRe, Ltd.	79,932	5,482,536
*People’s United Financial, Inc.	252,479	4,102,784
PNC Financial Services Group, Inc.	954,268	34,983,465
#Prudential Financial, Inc.	1,829,600	80,996,392
#Raymond James Financial, Inc.	35,371	725,813
#Regions Financial Corp.	594,200	2,626,364
#Reinsurance Group of America, Inc.	509,512	21,144,748
#RenaissanceRe Holdings, Ltd.	74,500	3,743,625
#SunTrust Banks, Inc.	1,195,360	23,309,520
Transatlantic Holdings, Inc.	295,249	13,968,230
Travelers Companies, Inc. (The)	3,328,076	143,340,233
#Unum Group	1,898,589	35,636,516
#W. R. Berkley Corp.	667,640	15,509,277
#Wesco Financial Corp.	19,877	6,061,491
White Mountains Insurance Group, Ltd.	30,224	7,797,792

Total Financials		2,186,528,418

Health Care — (4.1%)
Aetna, Inc.	1,077,768	29,067,403
#*Boston Scientific Corp.	2,998,778	32,206,876
#Cardinal Health, Inc.	328,020	10,923,066
#*Community Health Systems, Inc.	365,974	10,364,383
*Coventry Health Care, Inc.	278,713	6,410,399
#*Hologic, Inc.	561,138	8,243,117
*Humana, Inc.	237,246	7,793,531
#*Inverness Medical Innovations, Inc.	189,078	6,362,475
*King Pharmaceuticals, Inc.	1,215,010	11,020,141
#Omnicare, Inc.	582,523	13,904,824
#PerkinElmer, Inc.	424,381	7,481,837
Teleflex, Inc.	52,080	2,497,757
#*Thermo Fisher Scientific, Inc.	759,300	34,381,104
*Watson Pharmaceuticals, Inc.	631,400	21,928,522
#*WellPoint, Inc.	2,580,122	135,817,622

Total Health Care		338,403,057

Industrials — (13.2%)
#*AGCO Corp.	48,940	1,539,652
#Burlington Northern Santa Fe Corp.	1,930,415	151,711,315
CSX Corp.	2,287,204	91,762,624
Eaton Corp.	274,459	14,249,911
#FedEx Corp.	920,593	62,453,029
General Electric Co.	18,097,900	242,511,860
#*Hertz Global Holdings, Inc.	684,411	6,460,840
#Ingersoll-Rand P.L.C.	635,764	18,360,864
#*Kansas City Southern	206,873	4,201,591
#KBR, Inc.	377,800	8,005,582
#Masco Corp.	1,592,858	22,188,512

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Norfolk Southern Corp.	2,186,220	$94,554,015
#Northrop Grumman Corp.	1,926,678	85,891,305
#Pentair, Inc.	314,920	8,603,614
R. R. Donnelley & Sons Co.	920,372	12,793,171
#Republic Services, Inc.	493,728	13,133,165
#Ryder System, Inc.	319,005	11,206,646
#Southwest Airlines Co.	4,297,932	33,738,766
SPX Corp.	50,000	2,641,000
Timken Co.	210,642	4,292,884
Tyco International, Ltd.	336,967	10,183,143
#Union Pacific Corp.	2,835,808	163,115,676
*URS Corp.	356,821	18,055,143

Total Industrials		1,081,654,308

Information Technology — (3.6%)
#*Activision Blizzard, Inc.	1,141,601	13,071,332
#*Arrow Electronics, Inc.	498,400	12,843,768
*Avnet, Inc.	860,267	20,990,515
AVX Corp.	54,018	593,658
#*Computer Sciences Corp.	946,932	45,613,714
#Fidelity National Information Services, Inc.	935,123	21,900,581
*IAC/InterActiveCorp	815,025	15,004,610
*Ingram Micro, Inc.	969,555	16,307,915
#*Micron Technology, Inc.	3,847,657	24,586,528
Motorola, Inc.	5,356,123	38,349,841
#*Sandisk Corp.	542,439	9,666,263
*Tellabs, Inc.	1,931,218	11,201,064
#*Tyco Electronics, Ltd.	1,547,828	33,231,867
Xerox Corp.	3,865,156	31,655,628

Total Information Technology		295,017,284

Materials — (3.0%)
#Alcoa, Inc.	4,024,808	47,331,742
Ashland, Inc.	113,600	3,764,704
#Dow Chemical Co.	3,828,594	81,051,335
#International Paper Co.	1,909,245	35,912,898
MeadWestavco Corp.	1,023,001	19,938,290
#Reliance Steel & Aluminum Co.	300,700	10,136,597
#*United States Steel Corp.	270,700	10,760,325
#Valspar Corp.	2,200	55,704
#Weyerhaeuser Co.	1,105,551	38,738,507

Total Materials		247,690,102

Telecommunication Services — (3.6%)
AT&T, Inc.	8,298,400	217,667,032
#CenturyTel, Inc.	504,803	15,845,766
#*Sprint Nextel Corp.	9,790,408	39,161,632
Telephone & Data Systems, Inc.	309,373	7,963,261
Telephone & Data Systems, Inc. Special Shares	174,000	4,193,400
*United States Cellular Corp.	264,225	9,464,539
Verizon Communications, Inc.	26	834

Total Telecommunication Services		294,296,464

Utilities — (0.4%)
#*AES Corp.	682,485	8,728,983
#*Calpine Corp.	741,665	9,552,645
#*Mirant Corp.	190,325	3,437,269
Questar Corp.	189,166	6,255,720

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
*RRI Energy, Inc.	810,599	$4,336,705

Total Utilities		32,311,322

TOTAL COMMON STOCKS		7,070,060,231

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $24,085,000 FNMA 5.00%, 06/01/35, valued at $15,286,962) to be repurchased at $15,058,238	$15,058	15,058,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.4%)
§@DFA Short Term Investment Fund LP.	1,085,151,621	1,085,151,621
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $10,532,628 FHLMC 4.000%, 07/01/39, valued at $10,257,325) to be repurchased at $9,958,733	$9,959	9,958,567
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $3,935,000 FNMA 7.500%, 02/01/38, valued at $3,960,436) to be repurchased at $3,840,594	3,841	3,840,533

TOTAL SECURITIES LENDING COLLATERAL		1,098,950,721

TOTAL INVESTMENTS — (100.0%) (Cost $7,333,692,045)##		$8,184,068,952

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,150,185,748	—	—	$1,150,185,748
Consumer Staples	447,826,615	—	—	447,826,615
Energy	996,146,913	—	—	996,146,913
Financials	2,186,528,418	—	—	2,186,528,418
Health Care	338,403,057	—	—	338,403,057
Industrials	1,081,654,308	—	—	1,081,654,308
Information Technology	295,017,284	—	—	295,017,284
Materials	247,690,102	—	—	247,690,102
Telecommunication Services	294,296,464	—	—	294,296,464
Utilities	32,311,322	—	—	32,311,322
Temporary Cash Investments	—	$15,058,000	—	15,058,000
Securities Lending Collateral	—	1,098,950,721	—	1,098,950,721

TOTAL	$7,070,060,231	$1,114,008,721	—	$8,184,068,952

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.3%)
AUSTRALIA — (3.9%)
#*Alumina, Ltd. Sponsored ADR	74,093	$425,294
Amcor, Ltd.	1,402,938	5,782,760
Amcor, Ltd. Sponsored ADR	77,103	1,266,031
Australia & New Zealand Banking Group, Ltd.	3,575,691	55,233,000
Bendigo Bank, Ltd.	207,246	1,417,591
BlueScope Steel, Ltd.	1,800,962	5,073,138
#Boral, Ltd.	1,200,764	5,002,219
#Caltex Australia, Ltd.	265,507	2,893,906
#Crown, Ltd.	768,759	4,794,283
#CSR, Ltd.	2,438,600	3,792,039
Downer EDI, Ltd.	540,737	2,918,711
#Fairfax Media, Ltd.	2,367,281	2,907,542
Goodman Fielder, Ltd.	2,290,858	2,651,990
#Harvey Norman Holdings, Ltd.	113,157	309,564
*Incitec Pivot, Ltd.	1,993,571	4,601,781
#Insurance Australia Group, Ltd.	2,620,594	8,016,549
Lend Lease Corp., Ltd.	666,651	4,313,649
#Macquarie Group, Ltd.	410,696	15,092,876
National Australia Bank, Ltd.	3,071,381	62,336,781
OneSteel, Ltd.	1,673,037	4,175,530
OZ Minerals, Ltd.	3,889,713	3,659,786
#Qantas Airways, Ltd.	2,226,972	4,299,143
#Seven Network, Ltd.	195,723	1,040,869
#Sims Metal Management, Ltd.	90,075	2,106,311
Suncorp-Metway, Ltd.	2,552,998	15,138,189
TABCORP Holdings, Ltd.	1,277,891	7,711,537
*Tatts Group, Ltd.	1,360,005	2,779,633
Toll Holdings, Ltd.	210,430	1,192,776
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,043,195
#*Wesfarmers, Ltd.	1,700,650	36,633,315

TOTAL AUSTRALIA		268,609,988

AUSTRIA — (0.4%)
#Erste Group Bank AG	303,609	10,583,711
OMV AG	383,710	15,225,604
Voestalpine AG	180,281	5,000,978

TOTAL AUSTRIA		30,810,293

BELGIUM — (0.5%)
#Delhaize Group	201,237	14,404,056
Delhaize Group Sponsored ADR	52,900	3,765,951
*KBC Groep NV	78,843	1,678,508
Solvay SA	55,827	5,471,064
#UCB SA	278,888	9,217,324

TOTAL BELGIUM		34,536,903

CANADA — (8.3%)
Astral Media, Inc. Class A	40,138	1,093,572
#Bank of Montreal	899,416	45,102,300
Barrick Gold Corp.	613,432	21,422,429
BCE, Inc.	651,325	14,952,209
#Canadian Pacific Railway, Ltd.	427,751	19,019,980
#Canadian Tire Corp. Class A	166,647	8,365,997
*CGI Group, Inc.	572,389	5,818,203
Cogeco Cable, Inc.	11,700	311,167
Empire Co., Ltd. Class A	65,500	2,512,379

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
EnCana Corp.	598,798	$32,117,474
Ensign Energy Services, Inc.	128,319	1,946,375
Fairfax Financial Holdings, Inc.	46,500	14,158,273
George Weston, Ltd.	109,600	5,973,187
Gerdau Ameristeel Corp.	403,761	2,799,809
#Goldcorp, Inc.	730,500	27,755,270
Industrial Alliance Insurance & Financial Services, Inc.	140,300	3,855,076
Inmet Mining Corp.	52,200	2,188,305
#Intact Financial Corp.	128,700	4,224,490
Jean Coutu Group (PJC), Inc. Class A (The)	264,900	2,461,498
Loblaw Companies, Ltd.	184,013	5,841,954
Magna International, Inc. Class A	243,268	12,307,362
#Manitoba Telecom Services, Inc.	40,500	1,300,812
#Manulife Financial Corp.	2,074,478	50,376,741
Metro, Inc. Class A	137,300	4,301,578
National Bank of Canada	254,700	13,739,259
Onex Corp.	168,200	3,302,325
Petro-Canada	1,205,300	49,778,415
*Sino-Forest Corp.	278,730	3,803,510
Sun Life Financial, Inc.	1,262,400	43,148,357
Talisman Energy, Inc.	1,737,638	26,856,972
*Teck Resources, Ltd. Class B	1,418,230	37,323,574
#Thomson Reuters Corp.	727,070	23,480,868
#Toronto Dominion Bank	944,998	55,362,102
#TransCanada Corp.	292,621	8,322,959
#*Viterra, Inc.	460,598	3,878,045
#Yamana Gold, Inc.	1,625,161	15,493,529

TOTAL CANADA		574,696,355

DENMARK — (1.0%)
#A P Moller - Maersk A.S.	3,478	21,657,564
Carlsberg A.S. Series B	250,270	17,371,864
Danisco A.S.	107,780	5,270,570
*Danske Bank A.S.	965,053	20,023,880
*Jyske Bank A.S.	93,150	3,432,972
*Sydbank A.S.	60,841	1,532,887

TOTAL DENMARK		69,289,737

FINLAND — (0.5%)
#Kesko Oyj	152,447	4,023,224
Sampo Oyj	503,782	10,494,970
*Stora Enso Oyj Series R	1,183,538	7,522,544
*Stora Enso Oyj Sponsored ADR	91,500	579,195
#UPM-Kymmene Oyj	1,070,295	11,212,785
UPM-Kymmene Oyj Sponsored ADR	69,300	726,264

TOTAL FINLAND		34,558,982

FRANCE — (7.6%)
#Air France-KLM	250,260	3,146,691
#AXA SA	2,818,397	59,491,479
AXA SA Sponsored ADR	140,900	2,978,626
BNP Paribas SA	1,256,765	91,255,061
#Capgemini SA	259,094	11,975,031
Casino Guichard Perrachon SA	93,798	6,444,661
Ciments Francais SA	26,702	2,606,630
CNP Assurances SA	72,302	6,594,249
#Compagnie de Saint-Gobain	606,359	24,523,644
#Compagnie Generale des Establissements Michelin Series B	218,195	15,751,137
Credit Agricole SA	1,845,722	26,288,323
#European Aeronautic Defence & Space Co.	692,817	13,218,485

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#France Telecom SA	690,822	$17,231,055
*Lafarge SA	467,217	33,751,919
Lagardere SCA	238,722	8,907,395
*Peugeot SA	325,797	9,869,640
PPR SA	161,317	17,966,919
#*Renault SA	393,464	16,720,250
Safran SA	312,438	4,829,971
#Schneider Electric SA	311,215	28,252,386
SCOR SE	193,766	4,654,319
#Societe Generale Paris	747,256	47,906,607
#STMicroelectronics NV	1,100,627	8,413,918
Vivendi SA	2,686,677	68,868,961

TOTAL FRANCE		531,647,357

GERMANY — (7.5%)
Allianz SE	442,712	43,830,629
Allianz SE Sponsored ADR	2,834,240	28,087,318
#Bayerische Motoren Werke AG	915,762	42,259,044
Celesio AG	8,342	221,665
#*Commerzbank AG	1,089,462	8,573,015
#Daimler AG (5529027)	1,684,003	77,905,285
Daimler AG (D1668R123)	404,583	18,792,880
#Deutsche Bank AG (5750355)	774,190	50,033,641
Deutsche Bank AG (D18190898)	128,363	8,330,759
Deutsche Lufthansa AG	464,311	6,265,663
#*Deutsche Postbank AG	14,003	386,380
Deutsche Telekom AG	2,621,866	33,563,062
Deutsche Telekom AG Sponsored ADR	2,705,150	34,598,869
E.ON AG	1,221,642	46,418,614
E.ON AG Sponsored ADR	265,950	10,044,932
Fraport AG	41,329	1,893,463
#Generali Deutschland Holding AG	33,484	2,761,321
#*Hannover Rueckversicherung AG	110,141	4,475,698
#Heidelberger Zement AG	31,811	1,371,568
#Hochtief AG	8,774	525,480
Linde AG	133,956	12,645,972
Munchener Rueckversicherungs-Gesellschaft AG	388,934	58,862,603
Porsche Automobil Holding SE	152,711	9,943,527
Salzgitter AG	79,216	7,997,704
#*SCA Hygiene Products AG	3,195	1,491,276
ThyssenKrupp AG	409,120	12,547,715
#*TUI AG	265,715	1,723,571

TOTAL GERMANY		525,551,654

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	673,524
*Alpha Bank A.E.	214,210	2,820,206
*EFG Eurobank Ergasias S.A.	60,000	784,642
Hellenic Petroleum S.A.	355,700	3,679,412
Marfin Investment Group S.A.	323,492	1,353,514
*National Bank of Greece S.A. ADR	619,230	3,672,034
*Piraeus Bank S.A.	174,541	2,073,660

TOTAL GREECE		15,056,992

HONG KONG — (2.8%)
#Cathay Pacific Airways, Ltd.	2,703,000	4,179,878
Cheung Kong Holdings, Ltd.	3,224,000	41,511,598
*Dah Sing Financial Holdings, Ltd.	176,400	809,290
Great Eagle Holdings, Ltd.	471,721	1,089,563
Hang Lung Group, Ltd.	1,737,000	9,044,368

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Henderson Land Development Co., Ltd.	1,995,000	$13,183,349
#Hong Kong and Shanghai Hotels, Ltd.	1,164,505	1,335,556
Hopewell Holdings, Ltd.	1,129,000	3,663,351
Hutchison Whampoa, Ltd.	5,568,000	41,440,376
Hysan Development Co., Ltd.	1,029,302	2,791,273
New World Development Co., Ltd.	4,135,660	9,823,023
Pacific Basin Shipping, Ltd.	301,000	226,793
Sino Land Co., Ltd.	2,559,315	5,207,389
*Sinotrans Shipping, Ltd.	300,000	145,923
Sun Hung Kai Properties, Ltd.	2,274,000	34,408,395
Wharf Holdings, Ltd.	3,509,740	16,490,546
Wheelock and Co., Ltd.	3,482,000	9,758,422
Wheelock Properties, Ltd.	1,565,000	1,040,884

TOTAL HONG KONG		196,149,977

IRELAND — (0.0%)
CRH P.L.C. Sponsored ADR	2,341	57,893

ITALY — (2.7%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	10,693,264
Banca Popolare di Milano Scarl	982,340	5,943,772
*Banco Popolare Scarl	426,228	3,442,735
#*Fiat SpA	443,245	4,920,088
Fondiaria - Sai SpA	167,605	2,806,608
*Intesa Sanpaolo SpA	11,201,860	41,652,906
#Italcementi SpA	273,413	3,580,047
Telecom Italia SpA	4,286,450	6,710,303
#Telecom Italia SpA Sponsored ADR	1,874,500	29,204,710
*UniCredito SpA	19,413,366	56,648,512
Unione di Banche Italiane ScpA	1,533,872	21,424,675
#*Unipol Gruppo Finanziario SpA	1,822,774	2,283,473

TOTAL ITALY		189,311,093

JAPAN — (11.8%)
#77 Bank, Ltd. (The)	737,372	4,351,041
#*AEON Co., Ltd.	1,209,800	11,731,776
Aisin Seiki Co., Ltd.	282,500	7,239,009
Ajinomoto Co., Inc.	1,130,000	10,793,495
Amada Co., Ltd.	631,000	3,993,402
Aoyama Trading Co., Ltd.	105,500	1,778,281
#*Aozora Bank, Ltd.	943,000	1,296,472
Asahi Glass Co., Ltd.	1,541,000	13,323,878
#ASATSU-DK, Inc.	32,500	727,778
Awa Bank, Ltd. (The)	65,600	380,178
Bank of Iwate, Ltd. (The)	19,600	1,144,531
#Bank of Kyoto, Ltd. (The)	353,400	3,192,622
Bank of Nagoya, Ltd. (The)	213,000	931,017
Bridgestone Corp.	857,300	14,830,866
Canon Marketing Japan, Inc.	124,900	1,985,013
#Chiba Bank, Ltd. (The)	823,000	5,307,131
Chudenko Corp.	41,100	657,349
Chugoku Bank, Ltd. (The)	240,800	3,236,595
Citizen Holdings Co., Ltd.	377,500	2,042,229
#Coca-Cola West Co., Ltd.	65,907	1,290,805
Comsys Holdings Corp.	149,000	1,719,003
Cosmo Oil Co., Ltd.	1,019,364	3,043,620
Credit Saison Co., Ltd.	168,300	2,184,318
Dai Nippon Printing Co., Ltd.	1,093,000	15,955,970
Daicel Chemical Industries, Ltd.	515,000	3,262,842
#Daido Steel Co., Ltd.	398,000	1,640,968
Daishi Bank, Ltd. (The)	573,932	2,277,015

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiwa House Industry Co., Ltd.	916,000	$9,417,426
#Dentsu, Inc.	52,700	1,108,234
DIC Corp.	596,000	835,745
#*Elpida Memory, Inc.	164,400	1,863,718
Fuji Electric Holdings Co., Ltd.	181,780	317,780
#Fuji Heavy Industries, Ltd.	1,047,000	4,198,710
FUJIFILM Holdings Corp.	1,077,300	34,638,107
#Fujikura, Ltd.	609,000	3,206,304
Fukuoka Financial Group, Inc.	1,446,000	6,328,622
Glory, Ltd.	75,400	1,549,193
Gunma Bank, Ltd. (The)	585,397	3,391,829
#H2O Retailing Corp.	198,000	1,148,283
#Hachijuni Bank, Ltd. (The)	993,231	5,804,587
*Hakuhodo Dy Holdings, Inc.	17,840	977,590
Higo Bank, Ltd. (The)	376,000	2,298,493
*Hino Motors, Ltd.	217,000	720,823
Hitachi Chemical Co., Ltd.	69,000	1,407,330
*Hitachi High-Technologies Corp.	35,600	696,073
#Hitachi Transport System, Ltd.	111,000	1,404,218
#Hitachi, Ltd.	6,574,000	22,028,825
Hitachi, Ltd. Sponsored ADR	140,900	4,714,514
Hokkoku Bank, Ltd. (The)	435,409	1,611,499
House Foods Corp.	117,000	1,646,387
Hyakugo Bank, Ltd. (The)	475,028	2,338,982
Hyakujishi Bank, Ltd. (The)	329,000	1,553,624
#Idemitsu Kosan Co., Ltd.	40,100	3,342,336
Isetan Mitsukoshi Holdings, Ltd.	515,200	5,445,608
*Isuzu Motors, Ltd.	1,099,000	1,942,476
Itochu Corp.	343,000	2,552,495
*J Front Retailing Co., Ltd.	372,000	2,059,865
Joyo Bank, Ltd. (The)	842,000	4,276,584
JS Group Corp.	548,300	8,485,160
JTEKT Corp.	208,300	2,353,824
Juroku Bank, Ltd.	400,000	1,435,434
Kagoshima Bank, Ltd. (The)	358,143	2,814,725
Kajima Corp.	402,000	1,124,717
Kamigumi Co., Ltd.	488,000	4,058,418
#Kandenko Co., Ltd.	129,000	852,483
Kaneka Corp.	580,542	4,024,138
Kansai Paint Co., Ltd.	64,000	492,580
*Kawasaki Kisen Kaisha, Ltd.	372,000	1,394,984
Keiyo Bank, Ltd. (The)	317,000	1,768,163
Kinden Corp.	285,000	2,388,580
#Kobe Steel, Ltd.	3,785,000	7,274,512
Kuraray Co., Ltd.	30,500	344,476
Kyocera Corp.	327,900	26,310,056
Kyocera Corp. Sponsored ADR	13,600	1,090,312
#Marui Group Co., Ltd.	542,642	3,892,064
Mazda Motor Corp.	1,759,000	4,566,460
*Mediceo Paltac Holdings Co., Ltd.	168,100	2,099,782
*MEIJI Holdings Co., Ltd.	51,095	2,062,699
#Mitsubishi Chemical Holdings Corp.	1,942,500	8,693,950
Mitsubishi Gas Chemical Co., Inc.	258,000	1,584,969
Mitsubishi Heavy Industries, Ltd.	6,023,000	24,007,303
Mitsubishi Logistics Corp.	146,000	1,805,948
*Mitsubishi Materials Corp.	493,000	1,331,311
#Mitsubishi Rayon Co., Ltd.	1,012,000	2,756,924
Mitsubishi Tanabe Pharma Corp.	260,000	3,088,680
#Mitsui Chemicals, Inc.	1,302,800	4,771,432
#*Mitsui Mining and Smelting Co., Ltd.	915,000	2,512,640
Musashino Bank, Ltd.	37,500	1,314,888

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nagase & Co., Ltd.	235,889	$2,662,848
Nanto Bank, Ltd. (The)	263,000	1,546,272
*NEC Corp.	4,453,101	15,546,318
#NGK Spark Plug Co., Ltd.	330,000	3,625,727
Nippon Express Co., Ltd.	1,363,000	6,240,079
Nippon Kayaku Co., Ltd.	128,000	1,059,649
#Nippon Meat Packers, Inc.	220,536	2,697,931
Nippon Mining Holdings, Inc.	1,731,500	8,213,745
Nippon Oil Corp.	2,732,050	14,451,973
#Nippon Paper Group, Inc.	156,300	4,021,678
Nippon Sheet Glass Co., Ltd.	1,108,739	3,298,371
#Nippon Shokubai Co., Ltd.	231,000	1,886,814
Nippon Television Network Corp.	9,400	1,220,207
Nishi-Nippon Bank, Ltd.	1,193,569	3,022,889
Nissan Motor Co., Ltd.	4,991,500	36,218,112
#Nissay Dowa General Insurance Co., Ltd.	383,000	1,792,279
Nisshin Steel Co., Ltd.	1,226,000	2,334,764
#Nisshinbo Holdings, Inc.	305,000	3,887,185
*NOK Corp.	112,600	1,374,497
#NSK, Ltd.	477,000	2,573,310
NTN Corp.	70,000	281,462
#Obayashi Corp.	1,282,000	5,690,427
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,471,093
#Oji Paper Co., Ltd.	1,756,000	7,607,999
#Onward Holdings Co., Ltd.	278,000	1,975,310
Panasonic Electric Works Co., Ltd.	616,000	6,509,205
Ricoh Co., Ltd.	905,000	11,782,507
Rohm Co., Ltd.	178,000	13,184,494
San-in Godo Bank, Ltd. (The)	309,900	2,914,254
*Sapporo Hokuyo Holdings, Inc.	428,000	1,443,663
#SBI Holdings, Inc.	17,223	3,463,697
#Seiko Epson Corp.	249,600	3,817,271
Seino Holdings Co., Ltd.	295,000	2,304,141
Sekisui Chemical Co., Ltd.	689,000	4,056,813
Sekisui House, Ltd.	1,131,000	10,617,707
Sharp Corp.	706,000	7,806,525
Shiga Bank, Ltd.	326,185	2,013,369
Shimachu Co., Ltd.	70,700	1,497,301
Shimizu Corp.	269,000	1,100,438
#*Shinsei Bank, Ltd.	1,290,000	1,907,490
Shizuoka Bank, Ltd.	38,000	372,814
Showa Denko K.K.	1,456,000	2,701,067
#Sohgo Security Services Co., Ltd.	101,300	1,141,033
Sojitz Corp.	1,875,200	3,897,040
#Sony Corp.	652,500	18,187,171
Sony Corp. Sponsored ADR	1,303,101	36,434,704
Sumco Corp.	164,500	3,065,733
Sumitomo Bakelite Co., Ltd.	347,000	1,948,031
#Sumitomo Chemical Co., Ltd.	2,031,000	10,018,485
Sumitomo Corp.	1,906,000	18,752,281
Sumitomo Electric Industries, Ltd.	1,567,000	19,439,221
Sumitomo Forestry Co., Ltd.	158,000	1,255,580
Sumitomo Heavy Industries, Ltd.	384,000	1,843,000
Sumitomo Rubber Industries, Ltd.	230,300	1,993,969
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,295,512
*Suzuken Co., Ltd.	94,400	2,840,704
#Taiheiyo Cement Corp.	1,638,800	2,467,978
#Taisei Corp.	1,831,703	4,142,248
#*Takashimaya Co., Ltd.	326,000	2,677,814
#TDK Corp.	234,800	12,282,414
#Teijin, Ltd.	1,866,862	5,897,198

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toda Corp.	385,000	$1,466,159
Tokuyama Corp.	382,000	2,872,583
Tokyo Steel Manufacturing Co., Ltd.	191,400	2,112,471
#Toppan Printing Co., Ltd.	1,176,000	11,970,611
#Tosoh Corp.	884,000	2,579,544
#Toyo Seikan Kaisha, Ltd.	342,249	7,313,884
Toyobo Co., Ltd.	743,000	1,393,281
Toyota Auto Body Co., Ltd.	105,100	1,969,653
Toyota Tsusho Corp.	355,700	5,437,273
TV Asahi Corp.	755	1,157,825
UNY Co., Ltd.	323,750	2,628,655
#Yamaguchi Financial Group, Inc.	362,148	4,938,167
Yamaha Corp.	285,400	3,774,873
#Yamaha Motor Co., Ltd.	295,800	3,659,719
Yamanashi Chuo Bank, Ltd.	241,000	1,239,186
#*Yokogawa Electric Corp.	274,000	2,133,567
Yokohama Rubber Co., Ltd.	410,000	2,169,232

TOTAL JAPAN		820,435,570

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.5%)
Aegon NV	3,202,429	23,424,115
#ArcelorMittal	2,016,055	72,656,670
ING Groep NV	3,093,625	39,587,873
ING Groep NV Sponsored ADR	538,200	6,964,308
Koninklijke Ahold NV	1,318,845	14,981,764
Koninklijke DSM NV	443,200	15,847,892
Philips Electronics NV	3,072,622	69,947,492
Philips Electronics NV ADR	133,700	3,043,012

TOTAL NETHERLANDS		246,453,126

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	929,259	3,872,457
Fletcher Building, Ltd.	685,164	3,248,707

TOTAL NEW ZEALAND		7,121,164

NORWAY — (0.9%)
*DnB NOR ASA Series A	2,507,294	21,864,668
#*Marine Harvest	5,002,000	3,149,965
#*Norsk Hydro ASA	1,764,614	10,372,331
*Norsk Hydro ASA Sponsored ADR	59,900	353,410
#Orkla ASA	2,700,350	21,486,930
#*Storebrand ASA	713,900	3,862,183

TOTAL NORWAY		61,089,487

PORTUGAL — (0.2%)
#Banco BPI SA	275,646	745,368
#Banco Comercial Portugues SA	3,941,284	4,209,964
#Banco Espirito Santo SA	747,704	4,668,870
#Cimpor Cimentos de Portugal SA	129,009	980,131

TOTAL PORTUGAL		10,604,333

SINGAPORE — (1.7%)
Capitaland, Ltd.	5,173,000	13,720,260
#City Developments, Ltd.	884,000	6,216,585
DBS Group Holdings, Ltd.	4,164,750	40,173,157
Fraser & Neave, Ltd.	2,351,450	6,772,276
Jardine Cycle & Carriage, Ltd.	179,324	2,936,794

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#*Neptune Orient Lines, Ltd.	800,000	$922,697
Overseas-Chinese Banking Corp., Ltd.	3,175,449	17,241,525
Singapore Airlines, Ltd.	1,568,600	14,696,540
Singapore Land, Ltd.	603,000	2,198,444
#United Industrial Corp., Ltd.	1,391,000	1,804,517
United Overseas Bank, Ltd.	528,000	6,481,184
#UOL Group, Ltd.	1,376,600	3,341,403
Venture Corp., Ltd.	48,000	318,354
Wheelock Properties, Ltd.	476,000	598,481

TOTAL SINGAPORE		117,422,217

SPAIN — (5.0%)
Acciona SA	95,592	11,533,519
#Acerinox SA	464,577	9,215,820
Banco Bilbaovizcaya Sponsored ADR	385,925	6,344,607
#Banco de Sabadell SA	2,431,718	16,205,334
#Banco Espanol de Credito SA	264,996	3,294,086
Banco Pastor SA	89,934	728,923
#Banco Popular Espanol SA	2,035,899	18,328,054
#Banco Santander SA	7,174,788	103,897,958
Banco Santander SA Sponsored ADR	5,820,351	84,162,275
Criteria Caixacorp SA	1,702,347	8,202,905
#Fomento de Construcciones y Contratas SA	93,180	3,737,454
#Gas Natural SDG SA	424,058	7,929,517
#Grupo Ferrovial SA	211,889	7,277,661
*Iberdrola Renovables SA	429,424	1,983,690
#Mapfre SA	766,082	2,853,148
Repsol YPF SA	1,204,043	27,939,191
Repsol YPF SA Sponsored ADR	1,403,907	32,753,150
#*Sacyr Vallehermoso SA	94,625	1,515,173

TOTAL SPAIN		347,902,465

SWEDEN — (2.7%)
Holmen AB Series A	6,300	183,241
#Holmen AB Series B	146,100	4,020,280
#Nordea Bank AB	6,583,962	63,686,280
#*Skandinaviska Enskilda Banken AB Series A	2,552,148	14,194,958
*Skandinaviska Enskilda Banken AB Series C	9,800	51,600
#SSAB AB Series A	507,586	6,645,957
#SSAB AB Series B	233,785	2,795,713
Svenska Cellulosa AB	57,000	732,643
Svenska Cellulosa AB Series B	1,586,671	20,396,384
#Svenska Handelsbanken AB Series A	740,000	18,069,199
#*Swedbank AB Series A	363,437	2,800,088
Tele2 AB Series B	857,471	11,538,810
Telefonaktiebolaget LM Erricson Sponsored ADR	706,832	6,870,407
#TeliaSonera AB	3,330,548	21,368,221
#Volvo AB Series A	898,101	6,377,675
Volvo AB Series B	1,028,966	7,521,454

TOTAL SWEDEN		187,252,910

SWITZERLAND — (5.9%)
Adecco SA	413,827	19,941,669
Baloise-Holding AG	200,163	15,951,828
Banque Cantonale Vaudoise	7,063	2,494,161
*Compagnie Financiere Richemont SA Series A	1,139,103	27,991,523
#Credit Suisse Group AG	1,755,349	82,950,510
Credit Suisse Group AG Sponsored ADR	840,377	39,808,659
Givaudan SA	15,362	10,282,118
#*Holcim, Ltd.	621,507	37,728,235

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Julius Baer Holdings AG	38,097	$1,819,005
PSP Swiss Property AG	95,780	5,091,958
St. Galler Kantonalbank	5,925	2,192,645
#Swatch Group AG	34,658	6,343,552
Swiss Life Holding AG	123,557	12,362,669
Swiss Re	738,155	28,193,295
#*UBS AG	3,481,616	50,969,314
Zurich Financial Services AG	322,012	63,236,077

TOTAL SWITZERLAND		407,357,218

UNITED KINGDOM — (16.1%)
*Anglo American P.L.C.	1,329,421	42,874,314
Associated British Foods P.L.C.	1,870,707	24,821,127
Aviva P.L.C.	7,396,866	43,180,196
Barclays P.L.C. Sponsored ADR	2,451,654	50,356,973
*British Airways P.L.C.	2,965,957	6,989,210
Carnival P.L.C.	658,867	19,104,635
Carnival P.L.C. ADR	218,000	6,278,400
*easyJet P.L.C.	687,918	3,473,405
Friends Provident Group P.L.C.	5,399,716	6,310,595
HSBC Holdings P.L.C. Sponsored ADR	3,444,768	174,649,738
International Power P.L.C.	6,720,015	28,657,153
*Investec P.L.C.	1,003,281	6,779,811
*Kazakhmys P.L.C.	402,284	5,759,102
Kingfisher P.L.C.	12,172,495	43,324,106
Ladbrokes P.L.C.	1,091,195	3,198,033
Legal and General Group P.L.C.	15,758,133	16,952,696
Mondi P.L.C.	877,217	3,884,127
Old Mutual P.L.C.	9,616,350	15,424,815
Pearson P.L.C.	820,157	9,464,883
Pearson P.L.C. Sponsored ADR	1,829,495	21,203,847
Rexam P.L.C.	3,248,785	12,769,807
*Rolls-Royce Group P.L.C. (3283648)	1,317,228	9,110,896
*Rolls-Royce Group P.L.C. (B526QW4)	148,885,908	248,707
*Royal Bank of Scotland Group P.L.C.	15,142,602	11,252,516
Royal Dutch Shell P.L.C. ADR	1,818,509	95,526,278
RSA Insurance Group P.L.C.	12,939,111	27,379,445
SABmiller P.L.C.	1,174,082	27,145,083
Sainsbury (J.) P.L.C.	4,805,106	25,491,586
Schroders P.L.C.	123,678	2,014,354
Schroders P.L.C. Non-Voting	63,155	874,247
Standard Chartered P.L.C.	927,972	22,030,793
#Thomas Cook Group P.L.C.	1,861,207	6,749,769
Thomson Reuters P.L.C.	1,137,914	36,428,147
Tomkins P.L.C. Sponsored ADR	330,800	3,880,284
Vodafone Group P.L.C.	34,976,333	71,559,698
Vodafone Group P.L.C. Sponsored ADR	7,218,874	148,564,427
Whitbread P.L.C.	898,551	13,006,326
William Morrison Supermarkets P.L.C.	6,906,878	31,021,206
*Wolseley P.L.C.	118,491	2,651,485
WPP P.L.C.	1,259,793	9,716,312
#WPP P.L.C. Sponsored ADR	24,445	941,621
*Xstrata P.L.C.	2,446,450	33,045,304

TOTAL UNITED KINGDOM		1,124,095,457

TOTAL COMMON STOCKS		5,800,011,171

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore	10,045	287

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
ITALY — (0.0%)
#*Unione di Banche Italiane ScpA Warrants 06/30/11	1,533,872	$112,153

UNITED KINGDOM — (0.0%)
*Rexam P.L.C. Rights 08/18/09	1,181,376	1,646,137

TOTAL RIGHTS/WARRANTS		1,758,577

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund LP	1,160,832,861	1,160,832,861
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $2,452,402) to be repurchased at $2,404,356	$2,404	2,404,316

TOTAL SECURITIES LENDING COLLATERAL		1,163,237,177

TOTAL INVESTMENTS — (100.0%) (Cost $5,864,392,078)##		$6,965,006,925

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,691,325	$266,918,663	—	$268,609,988
Austria	—	30,810,293	—	30,810,293
Belgium	3,765,951	30,770,952	—	34,536,903
Canada	574,696,355	—	—	574,696,355
Denmark	—	69,289,737	—	69,289,737
Finland	1,305,459	33,253,523	—	34,558,982
France	2,978,626	528,668,731	—	531,647,357
Germany	99,854,758	425,696,896	—	525,551,654
Greece	3,672,034	11,384,958	—	15,056,992
Hong Kong	—	196,149,977	—	196,149,977
Ireland	57,893	—	—	57,893
Italy	29,204,710	160,106,383	—	189,311,093
Japan	44,302,229	776,133,341	—	820,435,570
Netherlands	10,007,320	236,445,806	—	246,453,126
New Zealand	—	7,121,164	—	7,121,164
Norway	353,410	60,736,077	—	61,089,487
Portugal	—	10,604,333	—	10,604,333
Singapore	—	117,422,217	—	117,422,217
Spain	227,157,990	120,744,475	—	347,902,465
Sweden	6,870,407	180,382,503	—	187,252,910
Switzerland	39,808,658	367,548,560	—	407,357,218
United Kingdom	501,401,568	622,693,889	—	1,124,095,457
Rights/Warrants

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	287	—	—	287
Italy	112,153	—	—	112,153
United Kingdom	1,646,137	—	—	1,646,137
Securities Lending Collateral	—	1,163,237,177	—	1,163,237,177

TOTAL	$1,548,887,270	$5,416,119,655	—	$6,965,006,925

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (82.8%)
ARGENTINA — (0.2%)
*Banco Macro SA	1,349,790	$2,232,011
Petrobras Energia Participacio	4,447,021	3,062,099

TOTAL ARGENTINA		5,294,110

BRAZIL — (5.1%)
#*BRF - Brasil Foods SA ADR	136,229	6,010,424
Companhia de Bebidas das Americas	70,244	4,035,618
Companhia Siderurgica Nacional SA	367,276	9,409,510
CPFL Energia SA	1,935	34,017
*Empresa Brasileira de Aeronautica SA ADR	130,800	2,549,292
#Itau Unibanco Holding SA ADR	246,679	4,413,087
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	42,334,580
Petroleo Brasilerio SA ADR (71654V408)	914,546	37,715,877
Souza Cruz SA	95,874	3,263,030
Tele Norte Leste Participacoes SA	59,254	1,070,272
Tractebel Energia SA	140,100	1,453,751
Vivo Participacoes SA	16,288	357,843
Vivo Participacoes SA ADR	2,500	56,925
Weg SA	278,866	2,243,483

TOTAL BRAZIL		114,947,709

CHILE — (2.0%)
Banco de Chile Series F ADR	47,993	2,135,669
Banco Santander Chile SA ADR	68,948	3,386,036
Colbun SA	1,731,270	436,297
Compania Cervecerias Unidas SA ADR	59,446	2,031,270
Embotelladora Andina SA Series A ADR	26,368	392,224
Embotelladora Andina SA Series B ADR	41,533	757,977
Empresa Nacional de Electricidad SA Sponsored ADR	244,663	12,061,886
Empresas Copec SA	20,500	261,053
Enersis SA Sponsored ADR	650,451	12,482,155
Lan Airlines SA Sponsored ADR	278,595	3,407,217
Masisa SA	165,507	21,841
Sociedad Quimica y Minera de Chile SA Sponsored ADR	211,517	7,570,194
Vina Concha Y Toro SA Sponsored ADR	28,665	1,192,464

TOTAL CHILE		46,136,283

CHINA — (10.6%)
*Air China, Ltd.	262,000	169,068
#*Alibaba.com, Ltd.	59,500	136,436
Aluminum Corp. of China, Ltd. ADR	26,300	759,544
#Angang Steel Co., Ltd.	142,000	320,841
#Anhui Conch Cement Co., Ltd.	72,000	523,039
Bank of China, Ltd.	56,691,000	28,175,728
Bank of Communications Co., Ltd.	1,206,000	1,478,057
*Beijing Capital International Airport Co., Ltd.	4,998,000	3,558,487
Beijing Enterprises Holdings, Ltd.	50,000	251,934
Belle International Holdings, Ltd.	1,948,000	1,947,731
#*Byd Co., Ltd.	395,886	2,187,700
China Citic Bank	932,000	647,171
China Coal Energy Co.	356,000	496,636
China Communications Construction Co., Ltd.	502,000	649,304
China Construction Bank Corp.	9,048,000	7,267,268
#China COSCO Holdings Co., Ltd.	415,500	598,063
#China High Speed Transmission Equipment Group Co., Ltd.	523,000	1,307,344
China Life Insurance Co., Ltd. ADR	250,705	16,686,925

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Merchants Bank Co., Ltd.	1,078,350	$2,530,989
China Merchants Holdings (International) Co., Ltd.	133,652	440,057
China Mobile, Ltd. Sponsored ADR	696,697	36,555,692
China National Building Material Co., Ltd.	72,000	156,285
China Oilfield Services, Ltd.	168,000	182,450
China Overseas Land & Investment, Ltd.	1,550,000	3,804,754
China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,735,248
*China Power International Development, Ltd.	839,000	300,604
*China Railway Group, Ltd.	441,000	396,104
China Resources Enterprise, Ltd.	4,193,000	10,537,783
China Resources Land, Ltd.	748,000	1,809,519
China Resources Power Holdings Co., Ltd.	920,000	2,374,796
China Shenhua Energy Co., Ltd.	786,000	3,214,943
#*China Shipping Container Lines Co., Ltd.	292,000	113,820
China Shipping Development Co., Ltd.	98,000	148,586
*China Southern Airlines Co., Ltd. ADR	4,600	81,788
China Telecom Corp., Ltd. ADR	20,200	1,050,198
China Travel International Investment Hong Kong, Ltd.	1,992,000	497,022
China Unicom Hong Kong, Ltd. ADR	88,800	1,276,944
Citic Pacific, Ltd.	8,740,000	24,964,691
*CITIC Resources Holdings, Ltd.	2,180,000	697,833
CNOOC, Ltd.	45,000	59,989
CNOOC, Ltd. ADR	67,956	9,060,573
#Country Garden Holdings Co.	2,232,000	1,048,134
#Dalian Port (PDA) Co., Ltd.	596,000	260,325
Datang International Power Generation Co., Ltd.	380,000	248,915
Dongfeng Motor Corp.	204,000	217,060
#FU JI Food & Catering Services	289,000	283,405
#Guangshen Railway Co., Ltd. Sponsored ADR	1,400	34,090
Guangzhou R&F Properties Co., Ltd.	67,200	147,732
Harbin Power Equipment Co., Ltd.	494,000	583,154
Hengan International Group Co., Ltd.	36,000	209,277
#HKC (Holdings), Ltd.	2,784,213	239,958
#Hopson Development Holdings, Ltd.	420,000	672,078
*Huadian Power International Corp.	694,000	265,274
Huaneng Power International, Inc. ADR	8,800	275,088
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,480,869
Jiangsu Express Co., Ltd.	764,000	669,799
#Jiangxi Copper Co., Ltd.	135,000	311,158
#Li Ning Co., Ltd.	435,500	1,446,189
#*Maanshan Iron and Steel Co., Ltd.	124,000	96,306
PetroChina Co., Ltd. ADR	115,210	13,565,977
*PICC Property and Casualty Co., Ltd.	168,000	130,301
Ping An Insurance (Group) Co. of China, Ltd.	248,500	2,186,180
*Semiconductor Manufacturing International Corp. ADR	255,943	678,249
Shanghai Electric Group Co., Ltd.	2,392,000	1,252,269
Shenzhen Expressway Co., Ltd.	744,000	380,613
Shenzhen International Holdings, Ltd.	6,415,000	479,101
Shimao Property Holdings, Ltd.	157,500	316,192
*Sino-Ocean Land Holdings, Ltd.	291,000	308,889
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	54,351
Sinotrans, Ltd.	951,000	239,974
Tencent Holdings, Ltd.	700,600	9,452,248
Tingyi (Cayman Islands) Holding Corp.	1,072,000	1,985,135
TPV Technology, Ltd.	802,000	435,799
Weichai Power Co., Ltd.	8,000	36,304
Zijin Mining Group Co., Ltd.	428,000	399,345
ZTE Corp.	1,456,088	6,363,581

TOTAL CHINA		240,905,263

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CZECH REPUBLIC — (1.2%)
CEZ A.S.	301,862	$16,228,831
Komercni Banka A.S.	14,663	2,528,005
Telefonica 02 Czech Republic A.S.	326,466	8,870,353

TOTAL CZECH REPUBLIC		27,627,189

HUNGARY — (1.5%)
ELMU NYRT	185	26,233
Magyar Telekom Telecommunications P.L.C.	665,618	2,419,008
#MOL Hungarian Oil & Gas NYRT	100,838	7,404,208
#*OTP Bank NYRT	669,946	14,302,415
Richter Gedeon NYRT	47,862	9,438,412
Tisza Chemical Group NYRT	53,507	710,513

TOTAL HUNGARY		34,300,789

INDIA — (11.5%)
ACC, Ltd.	43,053	792,607
Adani Enterprises, Ltd.	51,000	884,341
Aditya Birla Nuvo, Ltd.	5,819	106,743
Ambuja Cements, Ltd.	1,162,146	2,636,381
Asea Brown Boveri India, Ltd.	97,291	1,420,096
Asian Paints, Ltd.	75,936	2,250,769
Aventis Pharma, Ltd.	3,628	94,752
Axis Bank, Ltd.	349,044	6,691,714
*Bajaj Auto, Ltd.	98,754	2,522,423
*Bajaj Finserv, Ltd.	59,835	425,817
*Bajaj Holdings and Investment, Ltd.	37,300	365,610
Bharat Electronics, Ltd.	7,300	223,413
*Bharti Airtel, Ltd.	852,924	7,344,610
Cipla, Ltd.	752,827	4,327,362
Colgate-Palmolive (India), Ltd.	84,376	1,176,016
Crompton Greaves, Ltd.	184,828	1,144,610
Cummins India, Ltd.	37,898	217,882
Dabur India, Ltd.	308,253	887,056
Divi’s Laboratories, Ltd.	63,020	704,987
Dr. Reddy’s Laboratories, Ltd.	167,347	2,849,462
*Dr. Reddy’s Laboratories, Ltd. ADR	83,498	1,398,592
EIH, Ltd.	129,641	316,865
Exide Industries, Ltd.	202,666	363,510
GAIL India, Ltd.	57,000	394,607
GAIL India, Ltd. Sponsored GDR	28,791	1,195,892
GlaxoSmithKline Pharmaceuticals, Ltd.	54,867	1,558,664
*Glenmark Pharmaceuticals, Ltd.	99,187	516,340
Godrej Consumer Products, Ltd.	109,632	505,366
*Grasim Industries, Ltd.	6,300	360,383
HCL Technologies, Ltd.	311,688	1,568,068
HDFC Bank, Ltd.	386,733	12,127,578
HDFC Bank, Ltd. ADR	44,016	4,303,444
Hero Honda Motors, Ltd. Series B	205,870	6,914,163
Hindustan Unilever, Ltd.	1,921,894	11,654,364
ICICI Bank, Ltd. Sponsored ADR	88,726	2,781,560
Infosys Technologies, Ltd.	657,429	28,259,814
Infosys Technologies, Ltd. Sponsored ADR	233,496	10,047,333
Infrastructure Development Finance Co., Ltd.	1,931	5,437
ITC, Ltd.	2,007,345	10,493,675
Jindal Steel & Power, Ltd.	104,510	6,426,361
JSW Steel, Ltd.	106,526	1,553,101
Jubilant Organosys, Ltd.	66,060	279,921
Larsen & Toubro, Ltd.	433,176	13,656,693
Lupin, Ltd.	48,124	951,681
*Mahanagar Telephone Nigam, Ltd.	130,940	280,791
Mahindra & Mahindra, Ltd.	254,183	4,541,334

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Mangalore Refinery & Petrochemicals, Ltd.	846,013	$1,493,883
Maruti Suzuki India, Ltd.	129,741	3,829,038
Motor Industries Co., Ltd.	20,203	1,642,994
Nirma, Ltd.	66,235	221,009
*Oracle Financial Services Software, Ltd.	14,000	451,248
Pantaloon Retail India, Ltd.	9,760	62,380
*Pantaloon Retail India, Ltd.- Class B	976	4,763
Petronet LNG, Ltd.	97,953	142,803
Piramal Healthcare, Ltd.	76,008	494,919
Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	240,519
*Ranbaxy Laboratories, Ltd.	221,915	1,302,569
Reliance Capital, Ltd.	101,317	1,871,733
Reliance Communications, Ltd.	1,071,955	6,164,532
Reliance Energy, Ltd.	191,590	4,825,915
*Reliance Industries, Ltd.	1,030,847	42,085,052
*Reliance Natural Resources, Ltd.	1,099,793	1,918,388
Satyam Computer Services, Ltd.	772,898	1,691,370
Sesa Goa, Ltd.	534,990	2,698,825
Shree Cement, Ltd.	2,872	101,207
Shriram Transport Finance Co., Ltd.	2,300	14,651
Siemens India, Ltd.	153,743	1,547,212
Sterling Biotech, Ltd.	68,760	161,020
Sterlite Industries (India), Ltd. Series A	431,495	5,817,051
Sun Pharmaceuticals Industries, Ltd.	146,188	3,568,491
Sun TV Network, Ltd.	25,000	140,805
Tata Chemicals, Ltd.	62,804	334,039
Tata Consultancy Services, Ltd.	756,974	8,323,907
Tata Power Co., Ltd.	144,515	3,928,773
Tata Tea, Ltd.	8,903	157,639
*Tech Mahindra, Ltd.	6,379	113,273
Titan Industries, Ltd.	7,547	192,602
United Phosphorus, Ltd.	69,388	247,954
United Spirits, Ltd.	21,912	465,701
Videsh Sanchar Nigam, Ltd.	105,825	1,110,867
Wipro, Ltd.	440,456	4,511,818
Zee Entertainment Enterprises, Ltd.	402,083	1,561,629
*Zydus Wellness, Ltd.	11,485	29,114

TOTAL INDIA		262,991,881

INDONESIA — (2.3%)
PT Aneka Tambang Tbk	2,782,000	616,753
PT Astra Agro Lestari Tbk	160,000	310,884
PT Astra International Tbk	5,072,561	14,960,447
*PT Bakrie & Brothers Tbk	21,200,000	224,378
PT Bank Central Asia Tbk	9,187,000	3,485,554
PT Bank Danamon Indonesia Tbk	2,719,740	1,322,679
PT Bank Mandiri Persero Tbk	1,725,000	727,175
*PT Bank Pan Indonesia Tbk	8,711,500	631,183
PT Bank Rakyat Indonesia Tbk	1,910,000	1,403,393
PT Bumi Resources Tbk	15,481,000	4,359,343
*PT Holcim Indonesia Tbk	2,854,500	416,662
*PT Indo Tambangraya Megah Tbk	179,000	477,410
PT Indocement Tunggal Prakarsa Tbk	815,500	763,115
*PT Indosat Tbk	2,332,000	1,279,678
*PT International Nickel Indonesia Tbk	840,000	363,872
PT Kalbe Farma Tbk	3,591,000	473,605
*PT Lippo Karawaci Tbk	11,865,250	848,217
*PT Panasia Indosyntec Tbk	75,100	3,027
*PT Semen Gresik Tbk	2,976,500	1,784,725
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	357,765
PT Telekomunikasi Indonesia Tbk	14,011,140	12,527,477

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Unilever Indonesia Tbk	3,430,000	$3,999,591
PT United Tractors Tbk	310,000	403,663

TOTAL INDONESIA		51,740,596

ISRAEL — (3.9%)
*Bank Hapoalim B.M.	2,669,942	8,779,721
*Bank Leumi Le-Israel B.M.	2,744,433	9,251,692
Bezeq Israeli Telecommunication Corp., Ltd.	2,044,881	4,068,620
Clal Industries, Ltd.	23,420	112,683
*Clal Insurance Enterprise Holdings, Ltd.	1,996	38,092
Discount Investment Corp.	32,858	765,308
Elbit Systems, Ltd.	47,891	3,178,473
IDB Holding Corp., Ltd.	—	8
Israel Chemicals, Ltd.	780,753	9,028,868
Koor Industries, Ltd.	1	15
Makhteshim-Agan Industries, Ltd.	507,986	2,635,262
*Migdal Insurance & Financial Holdings, Ltd.	261,456	410,230
*Mizrahi Tefahot Bank, Ltd.	141,699	1,046,637
Osem Investment, Ltd.	33,175	400,375
Partner Communications Co., Ltd.	115,542	2,200,598
Strauss Group, Ltd.	6,896	83,212
#Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	47,415,260

TOTAL ISRAEL		89,415,054

MALAYSIA — (4.2%)
Affin Holdings Berhad	312,600	159,963
Alliance Financial Group Berhad	301,700	211,387
AMMB Holdings Berhad	874,959	993,621
*Axiata Group Berhad	4,359,375	3,636,290
Batu Kawan Berhad	15,000	38,308
*Berjaya Corp. Berhad	734,800	193,930
Berjaya Sports Toto Berhad	803,458	994,889
Boustead Holdings Berhad	113,900	127,962
British American Tobacco Malaysia Berhad	239,100	3,155,221
Bumiputra-Commerce Holdings Berhad	3,095,227	9,476,901
Digi.Com Berhad	495,162	3,120,300
EON Capital Berhad	175,500	240,334
Fraser & Neave Holdings Berhad	61,000	163,408
Gamuda Berhad	805,700	767,715
Genting Berhad	3,086,500	5,696,260
Genting Malaysia Berhad	4,928,500	4,113,510
Genting Plantations Berhad	276,600	443,475
Hong Leong Bank Berhad	820,150	1,350,560
Hong Leong Financial Group Berhad	548,429	794,869
IJM Corp. Berhad	240,400	413,255
IOI Corp. Berhad	5,328,755	7,407,073
KLCC Property Holdings Berhad	778,600	698,708
Kuala Lumpur Kepong Berhad	814,200	2,888,234
Lafarge Malayan Cement Berhad	259,580	442,520
Malayan Banking Berhad	780,353	1,439,963
Malaysian Airlines System Berhad	599,367	527,491
Malaysian Bulk Carriers Berhad	63,000	57,222
Malaysian Pacific Industries Berhad	22,100	38,562
MISC Berhad	2,124,832	5,312,019
MMC Corp. Berhad	1,503,800	1,037,306
Nestle (Malaysia) Berhad	217,200	1,974,029
Oriental Holdings Berhad	241,300	355,926
Parkson Holdings Berhad	182,650	279,717
Petronas Dagangan Berhad	445,100	1,080,308
Petronas Gas Berhad	886,800	2,466,045
Plus Expressways Berhad	2,589,600	2,410,532

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
PPB Group Berhad	889,100	$3,711,946
Public Bank Berhad (B012W42)	44,291	128,357
Public Bank Berhad (B012W53)	1,550,201	4,577,771
RHB Capital Berhad	525,900	686,265
Sarawak Energy Berhad	430,200	262,599
Shell Refining Co. Federation of Malaysia Berhad	227,000	676,526
Sime Darby Berhad	3,457,620	8,094,719
SP Setia Berhad	971,150	1,223,505
Star Publications (Malaysia) Berhad	411,600	369,083
Telekom Malaysia Berhad	1,816,400	1,541,533
Tenaga Nasional Berhad	2,121,000	4,906,371
*UEM Land Holdings Berhad	700,625	342,110
UMW Holdings Berhad	729,066	1,282,200
YTL Corp. Berhad	1,420,966	2,922,242
YTL Power International Berhad	283,040	175,175

TOTAL MALAYSIA		95,408,215

MEXICO — (6.5%)
#America Movil S.A.B. de C.V. Series L	17,737,259	38,135,980
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	4,659,487
#*Cementos de Mexico S.A.B de C.V. Series B	267,800	252,006
#Coca-Cola Femsa S.A.B. de C.V. Series L	517,300	2,403,414
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	12,920
Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	377
Corporativo Fragua S.A.B. de C.V. Series B	21	165
*Dine S.A.B. de C.V.	116,965	55,786
El Puerto de Liverpool S.A.B. de C.V. Series C1	316,000	1,172,231
Embotelladora Arca S.A.B. de C.V.	385,803	953,628
*Empresas ICA S.A.B. de C.V.	50	92
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	8,130,359
*Gruma S.A.B. de C.V. ADR	82,911	477,567
#Grupo Carso S.A.B. de C.V. Series A-1	990,932	3,225,837
#Grupo Elektra S.A. de C.V.	117,475	6,028,231
Grupo Financiero Banorte S.A.B. de C.V.	2,827,109	7,005,169
Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,666,864	4,603,467
Grupo Gigante S.A.B. de C.V. Series B	62,282	64,715
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	626,600	3,496,133
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	132,625
*Grupo Kuo S.A.B. de C.V. Series B	68	41
Grupo Mexico S.A.B. de C.V. Series B	8,979,064	12,779,650
#*Grupo Modelo S.A.B. de C.V. Series C	924,700	3,616,474
*Grupo Nutrisa S.A. de C.V.	129	166
*Grupo Qumma S.A. de C.V. Series B	1,591	22
#Grupo Televisa S.A. de C.V.	1,704,800	6,162,783
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	1,986,644
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,945,976	2,386,399
Industrias Penoles S.A.B. de C.V.	194,550	3,093,005
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	2,873,457
#*Organizacion Soriana S.A.B. de C.V. Series B	2,134,000	5,332,981
*Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	3,709
*Savia S.A. de C.V.	120,000	7,268
Telefonos de Mexico S.A. de C.V. Series A	200,000	158,983
Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,722,610
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	127,489
#Telmex Internacional S.A.B. de C.V. (B39SR26)	9,705,800	6,150,166
Telmex Internacional S.A.B. de C.V. ADR	30,200	379,312
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	14,903,328

TOTAL MEXICO		148,494,676

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	2,671,000	382,860

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Aboitiz Power Corp.	530,000	$61,658
Ayala Corp. Series A	313,453	1,953,598
Ayala Land, Inc.	9,214,518	1,741,029
Banco de Oro Unibank, Inc.	1,292,908	941,134
Bank of the Philippine Islands	2,320,456	2,188,248
*Energy Development Corp.	970,000	90,619
*Filipina Water Bottling Corp.	2,006,957	—
*Jollibee Food Corp.	65,000	68,253
Metro Bank & Trust Co.	257,100	207,829
Philippine Long Distance Telephone Co.	100,210	5,278,931
Pilipino Telephone Corp.	876,000	158,419
Robinson’s Land Corp. Series B	183,100	34,622
SM Prime Holdings, Inc.	508,168	102,407

TOTAL PHILIPPINES		13,209,607

POLAND — (1.2%)
Asseco Poland SA	29,080	598,715
*Bank Handlowy w Warszawie SA	17,748	359,088
*Bank Pekao SA	163,030	8,141,977
*Bank Przemyslowo Handlowy BPH SA	2,029	35,951
*Bank Zackodni WBK SA	37,228	1,648,016
Browary Zywiec SA	13,634	2,414,969
*Getin Holdings SA	100,000	249,827
*KGHM Polska Miedz SA	61,000	1,814,307
Kredyt Bank SA	88,259	249,332
*Mondi Packaging Paper Swiecie SA	26,883	425,669
*PBG SA	5,605	435,296
Polski Koncern Naftowy Orlen SA	267,237	2,616,684
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	1,098,201
Powszechna Kasa Oszczednosci Bank Polski SA	176,070	2,012,769
Telekomunikacja Polska SA	1,112,400	5,696,013
TVN SA	35,681	165,571

TOTAL POLAND		27,962,385

SINGAPORE — (0.0%)
#*Genting Singapore P.L.C.	560,350	328,983

SOUTH AFRICA — (8.1%)
ABSA Group, Ltd.	362,514	5,503,789
Adcock Ingram Holdings, Ltd.	5,100	30,196
#African Bank Investments, Ltd.	318,206	1,213,792
African Rainbow Minerals, Ltd.	366,396	6,188,038
Anglo American Platinum Corp., Ltd.	114,526	8,212,856
AngloGold Ashanti, Ltd. Sponsored ADR	197,922	7,758,542
ArcelorMittal South Africa, Ltd.	330,893	4,254,272
*Aspen Pharmacare Holdings, Ltd.	37,154	285,223
Aveng, Ltd.	49,466	234,478
Barloworld, Ltd.	4,883	28,348
Bidvest Group, Ltd.	182,111	2,528,500
*Data Tec, Ltd.	10,700	29,752
Discovery Holdings, Ltd.	391,199	1,379,958
Exxaro Resources, Ltd.	83,898	884,213
FirstRand, Ltd.	1,540,707	2,986,917
Freeworld Coatings, Ltd.	117,583	120,059
Gold Fields, Ltd. Sponsored ADR	425,086	5,126,537
*Harmony Gold Mining Co., Ltd.	387,997	3,574,034
*Harmony Gold Mining Co., Ltd. Sponsored ADR	389,769	3,609,261
Impala Platinum Holdings, Ltd.	478,692	11,542,133
Investec, Ltd.	118,615	829,465
Kumba Iron Ore, Ltd.	15,092	399,238
Liberty Holdings, Ltd.	209,134	1,611,957

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Massmart Holdings, Ltd.	124,452	$1,216,202
#Mondi, Ltd.	11,693	53,283
MTN Group, Ltd.	1,637,683	26,954,586
Murray & Roberts Holdings, Ltd.	107,838	662,602
Naspers, Ltd. Series N	267,808	7,995,066
Nedbank Group, Ltd.	54,403	751,486
Network Healthcare Holdings, Ltd.	374,194	510,719
Pick’n Pay Stores, Ltd.	288,558	1,329,247
Pretoria Portland Cement Co., Ltd.	753,899	2,783,607
PSG Group, Ltd.	189,027	454,067
Sanlam, Ltd.	961,639	2,449,359
Sasol, Ltd. Sponsored ADR	1,270,370	45,377,616
Shoprite Holdings, Ltd.	596,920	4,379,797
#Standard Bank Group, Ltd.	843,110	10,141,100
Steinhoff International Holdings, Ltd.	694,492	1,365,707
*Super Group, Ltd.	513,680	48,356
#Telkom South Africa, Ltd.	521,362	2,596,085
Tiger Brands, Ltd.	76,245	1,536,766
Truworths International, Ltd.	138,004	704,764
#*Vodacom Group Pty, Ltd.	521,362	3,935,617

TOTAL SOUTH AFRICA		183,577,590

SOUTH KOREA — (11.3%)
Amorepacific Corp.	3,527	1,931,945
Cheil Industrial, Inc.	20,690	800,515
#Daewoo Engineering & Construction Co., Ltd.	218,088	2,304,398
#Daewoo International Corp.	47,246	999,202
Daewoo Securities Co., Ltd.	103,195	1,970,925
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,525,671
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	851,535
#Doosan Infracore Co., Ltd.	82,000	1,085,678
Glovis Co., Ltd.	6,360	398,676
GS Engineering & Construction Corp.	27,320	1,943,908
GS Holdings Corp.	42,945	1,149,495
Hana Financial Group, Inc.	112,261	3,175,535
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,352,644
Hite Brewery Co., Ltd.	6,098	848,269
*Hynix Semiconductor, Inc.	163,310	2,336,129
Hyundai Department Store Co., Ltd.	3,893	319,804
#Hyundai Development Co.	33,870	1,195,703
#Hyundai Heavy Industries Co., Ltd.	49,890	8,713,290
#Hyundai Merchant Marine Co., Ltd.	24,600	532,356
Hyundai Mobis	53,070	5,589,029
Hyundai Motor Co., Ltd.	95,919	6,870,176
*Hyundai Securities Co., Ltd.	18,410	264,486
#Hyundai Steel Co.	58,560	3,414,274
*Industrial Bank of Korea	78,210	894,540
#Kangwon Land, Inc.	150,410	1,994,132
*KB Financial Group, Inc.	139,085	6,013,201
KCC Corp.	7,410	2,081,911
#*Kia Motors Corp.	225,130	2,808,665
*Korea Electric Power Corp.	295,290	7,953,195
Korea Exchange Bank	200,200	1,934,625
Korea Gas Corp.	35,793	1,513,556
*Korea Investment Holdings Co., Ltd.	6,730	218,768
KT Corp.	195,930	6,334,086
KT&G Corp.	103,590	6,012,733
LG Chemical, Ltd.	32,392	4,004,633
#LG Corp.	129,413	6,961,904
*LG Display Co., Ltd. ADR	128,466	1,856,334
#LG Electronics, Inc.	88,910	9,359,768

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*LG Hausys, Ltd.	4,382	$406,732
#LG Household & Healthcare Co., Ltd.	5,120	919,723
*LG Telecom, Ltd.	44,600	313,426
Lotte Confectionary Co., Ltd.	315	268,180
*LS Industrial Systems Co., Ltd.	1,000	56,101
#Macquarie Korea Infrastructure Fund	75,002	306,461
#*Mirae Asset Securities Co., Ltd.	7,275	461,446
#*NCsoft Corp.	4,529	489,637
*OCI Co., Ltd.	780	134,401
POSCO	46,060	18,705,191
S1 Corp.	3,130	142,327
Samsung Card Co., Ltd.	23,720	963,852
Samsung Corp.	100,930	3,808,929
#Samsung Electro-Mechanics Co., Ltd.	37,767	2,112,548
Samsung Electronics Co., Ltd.	97,139	57,196,083
Samsung Electronics Co., Ltd. ADR	49,372	14,551,918
#*Samsung Engineering Co., Ltd.	6,628	478,730
Samsung Fire and Marine Insurance, Ltd.	35,022	5,863,128
#Samsung Heavy Industries Co., Ltd.	126,000	3,321,628
Samsung SDI Co., Ltd.	20,352	1,687,847
Samsung Securities Co., Ltd.	33,780	2,099,918
*Samsung Techwin Co., Ltd.	7,702	440,575
*Shinhan Financial Group Co., Ltd.	218,686	7,356,850
Shinhan Financial Group Co., Ltd. ADR	16,770	1,128,286
#Shinsegae Co., Ltd.	12,596	5,441,772
SK Co., Ltd.	21,194	1,897,720
SK Energy Co., Ltd.	51,889	4,384,468
SK Telecom Co., Ltd.	56,085	8,469,522
#S-Oil Corp.	47,310	2,252,973
*STX Pan Ocean Co., Ltd.	30,480	304,592
Woongjin Coway Co., Ltd.	13,260	331,572
Woori Investment & Securities Co., Ltd.	67,386	1,010,955
Yuhan Corp.	776	123,066

TOTAL SOUTH KOREA		257,946,251

TAIWAN — (9.2%)
Acer, Inc.	2,802,239	5,908,007
Advanced Semiconductor Engineering, Inc.	2,990,899	2,114,888
Advantech Co., Ltd.	73,609	111,057
Asia Cement Corp.	2,380,693	2,547,970
Asustek Computer, Inc.	2,962,281	4,687,564
AU Optronics Corp.	1,294,052	1,436,049
AU Optronics Corp. Sponsored ADR	337,870	3,763,872
Catcher Co., Ltd.	164,027	459,660
Cathay Financial Holdings Co., Ltd.	2,746,761	4,215,142
Chang Hwa Commercial Bank	1,962,000	872,864
Cheng Shin Rubber Industry Co., Ltd.	980,718	1,889,419
Cheng Uei Precision Industry Co., Ltd.	233,232	466,112
Chi Mei Optoelectronic Corp.	1,590,000	887,995
*Chicony Electronics Co., Ltd.	199,367	442,341
China Development Financial Holding Corp.	3,970,000	971,601
China Steel Corp.	8,747,669	8,445,098
Chinatrust Financial Holdings Co., Ltd.	874,000	553,075
Chungwa Picture Tubes Co., Ltd.	2,676,000	419,568
Clevo Co.	471,643	676,504
Compal Electronics, Inc.	3,689,927	3,617,298
Delta Electronics Industrial Co., Ltd.	1,812,367	4,688,126
E.Sun Financial Holding Co., Ltd.	1,093,000	380,871
Epistar Corp.	224,000	611,351
Eternal Chemical Co., Ltd.	254,520	209,229
Evergreen International Storage & Transport Corp.	357,000	315,760

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Evergreen Marine Corp., Ltd.	481,869	$293,338
Everlight Electronics Co., Ltd.	146,000	406,890
Far East Textile, Ltd.	4,207,850	4,744,572
Feng Hsin Iron & Steel Co., Ltd.	170,000	260,570
First Financial Holding Co., Ltd.	5,210,574	3,201,866
*Formosa Chemicals & Fiber Co., Ltd.	4,748,445	7,413,249
Formosa International Hotels Corp.	35,200	457,888
Formosa Plastics Corp.	5,051,649	8,669,573
Formosa Taffeta Co., Ltd.	605,000	403,500
Foxconn Technology Co., Ltd.	684,791	1,790,354
Fubon Financial Holding Co., Ltd.	5,940,052	6,090,366
Giant Manufacture Co., Ltd.	168,000	465,225
Hon Hai Precision Industry Co., Ltd.	4,590,177	15,848,654
Hotai Motor Co., Ltd.	387,000	916,023
HTC Corp.	502,095	6,848,023
Hua Nan Financial Holding Co., Ltd.	5,559,124	3,525,058
*Innolux Display Corp.	1,698,000	2,234,839
Inventec Corp.	1,732,722	1,002,283
Largan Precision Co., Ltd.	43,000	550,667
Lee Chang Yung Chemical Industry Corp.	291,000	310,347
Lite-On Technology Corp.	504,000	572,266
Macronix International Co., Ltd.	1,726,335	902,909
Media Tek, Inc.	735,527	10,568,401
Mega Financial Holding Co., Ltd.	4,537,000	2,360,995
Mitac International Corp.	209,288	96,599
Nan Ya Plastic Corp.	7,084,565	9,114,779
*Nan Ya Printed Circuit Board Corp.	197,000	636,055
Pou Chen Corp.	1,911,754	1,350,717
President Chain Store Corp.	776,260	2,028,672
Shihlin Electric & Engineering Corp.	235,000	275,825
Shin Kong Financial Holding Co., Ltd.	1,800,619	732,604
Siliconware Precision Industries Co., Ltd.	2,347,324	3,082,679
SinoPac Holdings Co., Ltd.	2,807,000	922,742
Synnex Technology International Corp.	843,364	1,636,593
Taishin Financial Holdings Co., Ltd.	1,609,000	627,926
*Taiwan Business Bank	921,000	234,130
Taiwan Cement Corp.	2,415,895	2,556,382
Taiwan Cooperative Bank	2,997,634	1,843,696
Taiwan Glass Industrial Corp.	1,271,068	884,535
Taiwan Secom Co., Ltd.	150,000	226,355
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,590	39,864,872
*Tatung Co., Ltd.	1,058,000	270,251
Ton Yi Industrial Corp.	220,000	82,421
Transcend Information, Inc.	125,000	398,240
TSRC Corp.	368,000	433,354
U-Ming Marine Transport Corp.	648,860	1,227,461
Uni-President Enterprises Corp.	3,348,991	3,474,718
United Microelectronics Corp.	5,956,000	2,636,148
Walsin Lihwa Corp.	2,278,539	752,761
Wan Hai Lines Co., Ltd.	543,209	276,443
Wistron Corp.	1,139,690	2,271,375
Yang Ming Marine Transport Corp.	341,131	131,377
*Young Fast Optoelectronics Co., Ltd.	4,000	42,136
Yuanta Financial Holding Co., Ltd.	1,945,885	1,395,712

TOTAL TAIWAN		210,036,835

THAILAND — (1.4%)
Advance Info Service PCL (Foreign)	1,541,800	3,919,063
Bangkok Bank PCL (Foreign) NVDR	286,400	934,187
Bangkok Dusit Medical Services PCL (Foreign)	586,600	399,915
Bank of Ayudhya PCL (Foreign)	2,590,200	1,408,131

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Banpu PCL (Foreign)	115,100	$1,285,278
BEC World PCL (Foreign)	1,097,600	638,627
Bumrungrad Hospital PCL (Foreign)	297,000	224,736
C.P. ALL PCL (Foreign)	2,436,200	1,195,549
Charoen Pokphand Foods PCL (Foreign)	4,181,300	645,073
Delta Electronics (Thailand) PCL (Foreign)	622,510	285,370
*Electricity Generating PCL (Foreign) NVDR	60,000	130,473
*Glow Energy PCL (Foreign)	119,000	104,033
*IRPC PCL (Foreign)	4,240,300	426,148
Kasikornbank PCL (Foreign)	1,612,200	3,790,068
Krung Thai Bank PCL (Foreign)	9,090,370	2,243,876
Land & Houses PCL (Foreign) NVDR	790,000	119,556
Padaeng Industry PCL (Foreign) NVDR	344,000	148,598
PTT Aromatics & Refining PCL (Foreign)	1,287,137	741,342
PTT Chemical PCL (Foreign)	1,297,060	2,286,912
PTT Exploration & Production PCL (Foreign)	592,000	2,435,498
PTT PCL (Foreign)	218,400	1,540,288
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	977,830
Siam Cement PCL (Foreign) (The)	117,100	634,879
Siam Cement PCL (Foreign) NVDR (The)	41,600	224,931
Siam City Bank PCL (Foreign)	833,100	440,664
Siam City Cement PCL (Foreign)	171,113	920,179
Siam Commercial Bank PCL (Foreign)	1,001,366	2,273,157
Siam Makro PCL (Foreign)	112,500	237,199
Thai Oil PCL (Foreign)	196,000	215,986
*TMB Bank PCL (Foreign)	3,780,000	89,974

TOTAL THAILAND		30,917,520

TURKEY — (2.0%)
Akbank T.A.S.	1,190,899	6,732,002
Aksigorta A.S.	97,752	299,224
Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	4,144,761
*Asya Katilim Bankasi A.S.	151,578	290,756
Aygaz A.S.	—	1
BIM BirlesikMagazalar A.S.	17,544	689,945
*Dogan Sirketler Grubu Holding A.S.	2,048,599	1,548,306
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	385,612	1,329,843
*Eregli Demir ve Celik Fabrikalari Turk A.S.	775,240	2,578,354
Ford Otomotiv Sanayi A.S.	114,792	586,815
*Koc Holding A.S. Series B	1,182,181	2,810,031
*TAV Havalimanlari Holding A.S.	48,000	134,841
Tofas Turk Otomobil Fabrikasi A.S.	1	1
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	2,802,890
*Turk Ekonomi Bankasi A.S.	—	—
Turk Hava Yollari Anonim Ortakligi A.S.	131,400	208,004
*Turk Sise ve Cam Fabrikalari A.S.	531,423	485,008
Turkcell Iletisim Hizmetleri A.S.	240,093	1,525,554
*Turkiye Garanti Bankasi A.S.	2,842,585	10,106,898
Turkiye Halk Bankasi A.S.	139,950	754,564
Turkiye Is Bankasi A.S.	1,429,127	4,961,335
*Turkiye Vakiflar Bankasi T.A.O.	385,861	814,585
*Yapi ve Kredi Bankasi A.S.	1,249,137	2,623,949

TOTAL TURKEY		45,427,670

TOTAL COMMON STOCKS		1,886,668,606

PREFERRED STOCKS — (6.0%)
BRAZIL — (6.0%)
*Aracruz Celulose SA Series B	102,635	204,087
Banco Bradesco SA	1,309,241	20,553,487
Brasil Telecom Participacoes SA	222,326	1,893,480

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Brasil Telecom Participacoes SA ADR	9,465	$400,464
Brasil Telecom SA	234,762	1,688,600
*Braskem SA Preferred A Sponsored ADR	39,323	351,941
#Cia Vale do Rio Doce	302,400	5,201,280
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	85,300	3,992,040
Companhia de Bebidas das Americas	83	5,837
Companhia de Bebidas das Americas Preferred ADR	151,600	10,662,028
Companhia Energetica de Minas Gerais SA	409,748	5,872,517
Companhia Energetica de Minas Gerais SA Sponsored ADR	25,925	370,209
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,042
Gerdau SA	756,268	8,860,790
Itau Unibanco Holding SA	1,605,232	28,676,073
Net Servicos de Comunicacao SA Preferred ADR	197,391	2,005,493
*Sadia SA ADR	185,826	1,624,119
Tele Norte Leste Participacoes SA	180,034	2,759,733
Tele Norte Leste Participacoes SA ADR	127,600	1,963,764
Telecomunicacoes de Sao Paulo SA	96,700	2,259,745
Telemar Norte Leste SA	37,912	1,015,999
Ultrapar Participacoes SA Sponsored ADR	113,254	3,844,973
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	4,605,395
Vale SA Series A	1,412,691	24,418,751
Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,069,151
*Votorantim Celulose e Papel SA Sponsored ADR	19,979	298,486

TOTAL BRAZIL		136,602,484

INDIA — (0.0%)
Tata Steel, Ltd.	533,337	850,040

TOTAL PREFERRED STOCKS		137,452,524

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. Rights 08/27/09	10,805	139,435

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $2,295,000 FNMA 6.00%, 10/01/38, valued at $1,984,527) to be repurchased at $1,953,031	$1,953	1,953,000

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.1%)
§@DFA Short Term Investment Fund LP	249,949,947	$249,949,947
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,767,805) to be repurchased at $1,733,171	$1,733	1,733,142

TOTAL SECURITIES LENDING COLLATERAL		251,683,089

TOTAL INVESTMENTS — (100.0%) (Cost $1,325,179,264)##		$2,277,896,654

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$5,294,110	—	$5,294,110
Brazil	$114,947,709	—	—	114,947,709
Chile	46,136,283	—	—	46,136,283
China	84,098,072	156,807,191	—	240,905,263
Czech Republic	—	27,627,189	—	27,627,189
Hungary	—	34,300,789	—	34,300,789
India	19,731,583	243,260,298	—	262,991,881
Indonesia	—	51,740,596	—	51,740,596
Israel	47,415,260	41,999,794	—	89,415,054
Malaysia	—	95,408,215	—	95,408,215
Mexico	148,486,844	7,832	—	148,494,676
Philippines	—	13,209,607	—	13,209,607
Poland	—	27,962,385	—	27,962,385
Singapore	—	328,983	—	328,983
South Africa	65,807,574	117,770,016	—	183,577,590
South Korea	23,956,470	233,989,781	—	257,946,251
Taiwan	3,763,872	206,272,963	—	210,036,835
Thailand	30,917,520	—	—	30,917,520
Turkey	—	45,427,670	—	45,427,670
Preferred Stocks
Brazil	136,602,484	—	—	136,602,484
India	—	850,040	—	850,040
Rights/Warrants
South Korea	—	139,435	—	139,435
Temporary Cash Investments	—	1,953,000	—	1,953,000
Securities Lending Collateral	—	251,683,089	—	251,683,089

TOTAL	$721,863,671	$1,556,032,983	—	$2,277,896,654

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value†
COMMON STOCKS — (83.7%)
Consumer Discretionary — (15.3%)
*4Kids Entertainment, Inc.	200	$350
#*99 Cents Only Stores	110,124	1,613,317
*A.C. Moore Arts & Crafts, Inc.	25,417	91,755
Acme United Corp.	1,030	8,703
*Aldila, Inc.	6,971	23,771
*Alloy, Inc.	17,945	115,207
American Greetings Corp. Class A	73,700	1,162,249
*America’s Car-Mart, Inc.	12,926	282,692
Ameristar Casinos, Inc.	200	3,738
#*AnnTaylor Stores Corp.	14,100	170,187
#*Arctic Cat, Inc.	20,766	127,919
*Asbury Automotive Group, Inc.	50,300	703,697
*Ascent Media Corp. (043632108)	48	1,331
*Ascent Media Corp. (043632207)	114	28,614
*Atrinsic, Inc.	7,832	8,145
*Audiovox Corp. Class A	23,689	186,906
#*AutoNation, Inc.	305,400	6,315,672
*Ballantyne Strong, Inc.	8,032	18,956
#Barnes & Noble, Inc.	38,682	890,846
Barry (R.G.) Corp.	700	4,998
*Beasley Broadcast Group, Inc.	10,000	29,100
*Beazer Homes USA, Inc.	9,300	29,946
Bebe Stores, Inc.	1,900	13,813
*Benihana, Inc.	3,200	27,552
*Benihana, Inc. Class A	300	2,406
*Bluegreen Corp.	18,575	51,453
Blyth, Inc.	4,825	204,725
Bob Evans Farms, Inc.	54,784	1,589,832
*Bon-Ton Stores, Inc.	14,849	51,972
Books-A-Million, Inc.	21,400	198,378
*Boyd Gaming Corp.	20,700	190,233
#*Brookfield Homes Corp.	39,865	224,440
Brown Shoe Company, Inc.	74,175	574,856
*Brunswick Corp.	112,200	805,596
#*Build-A-Bear-Workshop, Inc.	25,190	119,652
#*Cabela’s, Inc.	109,175	1,769,727
*Cache, Inc.	9,000	38,430
#*California Coastal Communities, Inc.	3,309	4,500
Callaway Golf Co.	94,070	599,226
*Canterbury Park Holding Corp.	2,755	19,285
*Caribou Coffee Co.	3,840	22,310
*Carmike Cinemas, Inc.	9,700	92,150
Carnival Corp.	688,708	19,276,937
*Carriage Services, Inc.	19,056	69,936
*Cavalier Homes, Inc.	22,751	62,338
*Cavco Industries, Inc.	9,633	329,738
CBS Corp. Class A	15,700	128,897
#CBS Corp. Class B	483,866	3,962,863
*Centex Corp.	142,760	1,557,512
*Charming Shoppes, Inc.	26,798	129,434
#*Chico’s FAS, Inc.	197,200	2,261,884
Christopher & Banks Corp.	56,231	445,350
*Churchill Downs, Inc.	3,137	117,638
Cinemark Holdings, Inc.	82,874	919,073
*Coldwater Creek, Inc.	1,100	8,074
#*Collective Brands, Inc.	104,390	1,661,889
Columbia Sportswear Co.	13,613	482,036

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Comcast Corp. Class A	3,570,978	$53,064,733
Comcast Corp. Special Class A	1,432,185	20,036,268
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	38,000	479,180
Cooper Tire & Rubber Co.	154,727	2,283,771
#*Core-Mark Holding Co., Inc.	29,059	780,525
*Craftmade International, Inc.	2,799	8,173
CSS Industries, Inc.	18,850	437,320
*Culp, Inc.	21,913	144,407
*Cybex International, Inc.	30,133	30,133
#D.R. Horton, Inc.	121,320	1,406,099
*dELiA*s, Inc.	22,143	55,800
*Delta Apparel, Inc.	6,832	57,730
*Destination Maternity Corp.	11,725	267,564
#Dillard’s, Inc. Class A	120,300	1,276,383
#*DineEquity, Inc.	49,683	1,227,667
#*Discovery Communications, Inc. (25470F104)	40,480	991,760
#*Discovery Communications, Inc. (25470F203)	3,937	89,409
*Discovery Communications, Inc. (25470F302)	163,880	3,670,912
#Disney (Walt) Co.	962,916	24,188,450
*Dixie Group, Inc.	11,800	37,052
*Dorman Products, Inc.	12,347	202,120
Dover Motorsports, Inc.	15,900	22,260
#*Drew Industries, Inc.	57,500	1,103,425
*DSW, Inc.	4,000	53,960
*Duckwall-ALCO Stores, Inc.	700	11,956
#Eastman Kodak Co.	278,700	827,739
Educational Development Corp.	2,100	10,154
#Ethan Allen Interiors, Inc.	20,300	258,419
*Exide Technologies	12,623	61,474
#*Expedia, Inc.	87,526	1,812,663
*Famous Dave’s of America, Inc.	100	653
#*Federal-Mogul Corp.	6,900	97,497
Finish Line, Inc. Class A	112,109	975,348
*Fisher Communications, Inc.	15,023	278,076
*Flanigan’s Enterprises, Inc.	865	4,455
Flexsteel Industries, Inc.	1,719	13,975
Foot Locker, Inc.	211,664	2,345,237
Fortune Brands, Inc.	149,626	5,920,701
FortuNet, Inc.	1,700	2,006
*Franklin Electronic Publishers, Inc.	4,850	10,767
Fred’s, Inc.	41,937	565,311
Frisch’s Restaurants, Inc.	600	16,650
*Full House Resorts, Inc.	700	1,715
#*Furniture Brands International, Inc.	71,463	286,567
*GameTech International, Inc.	5,360	10,345
*Gaming Partners International Corp.	500	3,550
#*Gander Mountain Co.	42,828	252,257
#Gannett Co., Inc.	85,122	595,854
#*Gaylord Entertainment Co.	28,382	405,011
*Genesco, Inc.	51,445	1,117,385
*G-III Apparel Group, Ltd.	19,700	238,173
*Great Wolf Resorts, Inc.	34,400	92,880
*Group 1 Automotive, Inc.	63,000	1,855,980
Harte-Hanks, Inc.	6,300	68,166
*Hastings Entertainment, Inc.	1,572	7,168
*Haverty Furniture Co., Inc.	46,379	498,110
*Heelys, Inc.	24,820	46,910
#*Helen of Troy, Ltd.	64,389	1,400,461
*Hollywood Media Corp.	28,505	45,323
Hooker Furniture Corp.	4,341	59,602

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Hot Topic, Inc.	1,540	$11,904
*HSN, Inc.	64,256	650,913
*Iconix Brand Group, Inc.	95,450	1,672,284
#*Isle of Capri Casinos, Inc.	15,000	178,350
*J. Alexander’s Corp.	9,296	39,694
#J.C. Penney Co., Inc.	220,404	6,645,181
*JAKKS Pacific, Inc.	18,275	210,711
#*Jarden Corp.	108,050	2,663,432
*Jo-Ann Stores, Inc.	47,950	1,117,235
#Johnson Controls, Inc.	3,600	93,168
*Johnson Outdoors, Inc.	12,128	79,317
Jones Apparel Group, Inc.	35,815	492,814
*Kenneth Cole Productions, Inc. Class A	12,274	98,560
KSW, Inc.	446	1,280
#*K-Swiss, Inc. Class A	11,908	129,083
LaCrosse Footwear, Inc.	495	5,321
*Lakeland Industries, Inc.	11,757	89,471
*Lakes Entertainment, Inc.	24,888	93,828
*Landry’s Restaurants, Inc.	25,100	224,896
*Lazare Kaplan International, Inc.	12,780	31,950
#Lennar Corp. Class A	160,100	1,895,584
*Liberty Global, Inc. Class A	68,111	1,426,925
#*Liberty Global, Inc. Series C	64,637	1,347,035
*Liberty Media Corp. - Entertainment Class A	578,364	16,176,841
*Liberty Media Corp. - Entertainment Class B	17,188	485,475
*Liberty Media Corp. Capital Class A	217,289	3,168,074
*Liberty Media Corp. Capital Class B	6,066	90,292
#*Liberty Media Corp. Interactive Class A	882,463	5,877,204
*Liberty Media Corp. Interactive Class B	35,506	230,789
#*Life Time Fitness, Inc.	10,700	272,315
#*Lifetime Brands, Inc.	13,658	56,681
*Lithia Motors, Inc. Class A	37,982	455,404
#*Live Nation, Inc.	130,962	764,818
#*Liz Claiborne, Inc.	22,114	69,880
*Lodgian, Inc.	21,628	27,684
*Luby’s, Inc.	48,862	222,322
*M/I Homes, Inc.	37,930	498,021
*Mac-Gray Corp.	13,247	162,806
#Macy’s, Inc.	391,800	5,449,938
Marcus Corp. (The)	9,332	117,956
*MarineMax, Inc.	16,594	111,678
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	121,611
*Media General, Inc. Class A	1,700	7,905
Men’s Wearhouse, Inc. (The)	84,060	1,816,537
Meredith Corp.	58,650	1,552,466
#*Meritage Homes Corp.	61,660	1,319,524
*Modine Manufacturing Co.	42,200	322,830
#*Mohawk Industries, Inc.	98,740	5,093,009
*Morton’s Restaurant Group, Inc.	19,595	71,326
*Movado Group, Inc.	31,700	452,676
*MTR Gaming Group, Inc.	35,575	130,916
*Multimedia Games, Inc.	34,039	191,299
*Nautilus Group, Inc.	24,965	53,175
*New Frontier Media, Inc.	22,735	47,744
*New York & Co., Inc.	34,900	125,640
#News Corp. Class A	1,864,745	19,262,816
#News Corp. Class B	855,872	10,287,581
*O’Charleys, Inc.	28,308	294,120
*Office Depot, Inc.	233,937	1,064,413
*OfficeMax, Inc.	5,000	46,550
*Orbitz Worldwide, Inc.	41,101	106,863

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orient-Express Hotels, Ltd.	2,500	$22,125
#*Orleans Homebuilders, Inc.	21,971	72,504
#*Outdoor Channel Holdings, Inc.	48,678	368,979
Oxford Industries, Inc.	35,285	483,757
*Palm Harbor Homes, Inc.	2,600	5,902
#*Penske Automotive Group, Inc.	123,592	2,555,883
Pep Boys - Manny, Moe & Jack (The)	81,600	810,288
*Perry Ellis International, Inc.	28,161	217,121
Phillips-Van Heusen Corp.	84,340	2,983,949
*Pinnacle Entertainment, Inc.	98,230	985,247
*Playboy Enterprises, Inc. Class B	31,961	76,387
*Pomeroy IT Solutions, Inc.	10,282	61,486
*Quiksilver, Inc.	124,972	268,690
*RC2 Corp.	6,900	105,363
*Red Lion Hotels Corp.	28,076	147,680
#*Red Robin Gourmet Burgers, Inc.	41,775	782,028
#Regis Corp.	73,400	1,002,644
#*Rent-A-Center, Inc.	40,770	846,385
*Retail Ventures, Inc.	80,824	269,144
*Rex Stores Corp.	4,050	45,360
#*Rick’s Cabaret International, Inc.	5,300	40,439
#*Rocky Brands, Inc.	9,337	35,107
#Royal Caribbean Cruises, Ltd.	322,500	4,682,700
*Rubio’s Restaurants, Inc.	12,912	78,118
#*Ruby Tuesday, Inc.	11,600	86,768
*Russ Berrie & Co., Inc.	25,576	134,018
#Ryland Group, Inc.	16,800	335,496
*Saga Communications, Inc.	6,520	35,664
#*Saks, Inc.	400	2,048
*Salem Communications Corp.	731	629
Scholastic Corp.	38,300	863,665
#*Sears Holdings Corp.	137,330	9,110,472
Service Corp. International	260,071	1,643,649
*Shiloh Industries, Inc.	25,710	126,236
*Shoe Carnival, Inc.	33,361	417,012
*Sinclair Broadcast Group, Inc. Class A	99,274	185,642
*Skechers U.S.A., Inc. Class A	49,610	686,106
Skyline Corp.	5,123	124,335
*Sonic Automotive, Inc.	43,303	532,627
Spartan Motors, Inc.	10,400	72,800
Speedway Motorsports, Inc.	71,417	1,139,815
*Sport Chalet, Inc. Class A	875	1,356
*Sport Chalet, Inc. Class B	400	1,200
Sport Supply Group, Inc.	22,769	223,592
Stage Stores, Inc.	60,550	755,664
*Standard Motor Products, Inc.	23,500	262,495
#*Standard Pacific Corp.	19,894	68,435
*Stanley Furniture, Inc.	12,564	138,204
#*Steak n Shake Co. (The)	68,906	704,219
*Steinway Musical Instruments, Inc.	8,617	98,578
Stewart Enterprises, Inc.	27,202	133,018
*Stoneridge, Inc.	23,350	103,674
*Strattec Security Corp.	5,656	82,012
Superior Industries International, Inc.	38,900	613,842
*Syms Corp.	6,000	42,120
#*Systemax, Inc.	7,773	101,282
*Tandy Brand Accessories, Inc.	10,432	25,037
*Tandy Leather Factory, Inc.	500	1,312
*Timberland Co. Class A	3,300	45,012
#Time Warner Cable, Inc.	693,942	22,941,723
Time Warner, Inc.	1,534,860	40,919,368

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Toll Brothers, Inc.	238,999	$4,674,820
*Trans World Entertainment Corp.	5,898	6,606
*TRW Automotive Holdings Corp.	163,213	2,746,875
*Tuesday Morning Corp.	100	464
*Tween Brands, Inc.	1,700	12,308
#*Unifi, Inc.	163,482	343,312
Unifirst Corp.	14,720	572,902
*Vail Resorts, Inc.	8,370	239,466
*Valassis Communications, Inc.	35,513	404,493
Washington Post Co.	4,880	2,203,320
#*West Marine, Inc.	22,463	199,696
#Whirlpool Corp.	88,001	5,023,977
#Williams-Sonoma, Inc.	11,805	165,978
*WPT Enterprises, Inc.	1,185	1,600
Wyndham Worldwide Corp.	240,716	3,357,988
*Zale Corp.	72,940	431,805

Total Consumer Discretionary		397,844,010

Consumer Staples — (4.3%)
Andersons, Inc. (The)	9,100	293,202
#Archer-Daniels-Midland Co.	437,789	13,186,205
B&G Foods, Inc.	62,773	524,155
Bunge, Ltd.	71,000	4,967,870
*Cagle’s, Inc. Class A	600	3,042
CCA Industries, Inc.	7,023	26,617
*Central European Distribution Corp.	2,400	68,904
*Central Garden & Pet Co.	38,132	467,498
*Central Garden & Pet Co. Class A	15,054	169,960
*Chiquita Brands International, Inc.	70,190	859,828
#*Constellation Brands, Inc. Class A	91,650	1,251,939
*Constellation Brands, Inc. Class B	12,715	171,525
Corn Products International, Inc.	63,717	1,784,076
*Craft Brewers Alliance, Inc.	2,446	4,623
CVS Caremark Corp.	596,237	19,962,015
Del Monte Foods Co.	342,870	3,312,124
#*Dr Pepper Snapple Group, Inc.	77,894	1,916,971
*Elizabeth Arden, Inc.	2,400	23,040
Farmer Brothers Co.	28,473	640,073
*Great Atlantic & Pacific Tea, Inc.	14,700	84,819
Griffin Land & Nurseries, Inc. Class A	1,500	45,990
#*Hain Celestial Group, Inc.	64,605	1,073,089
*HQ Sustainable Maritime Industries, Inc.	10,070	86,300
Imperial Sugar Co.	17,199	228,575
Ingles Market, Inc. Class A	5,338	89,198
Inter Parfums, Inc.	3,525	36,026
J.M. Smucker Co.	31,800	1,590,954
Kraft Foods, Inc.	1,118,506	31,698,460
Mannatech, Inc.	14,038	49,273
*MGP Ingredients, Inc.	7,362	21,350
Molson Coors Brewing Co.	190,750	8,623,808
Molson Coors Brewing Co. Class A	1,908	83,952
*NBTY, Inc.	70,000	2,534,000
*Nutraceutical International Corp.	25,902	322,480
*Omega Protein Corp.	35,725	137,898
*Orchids Paper Products Co.	500	11,425
*Pantry, Inc.	14,500	254,475
*Parlux Fragrances, Inc.	556	1,012
*PC Group, Inc.	4,518	2,711
*Physicians Formula Holdings, Inc.	1,677	2,717
*Prestige Brands Holdings, Inc.	116,810	762,769
#*Ralcorp Holdings, Inc.	15,700	997,107

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Safeway, Inc.	81,400	$1,540,902
*Sanfilippo (John B.) & Son, Inc.	9,100	79,170
*Seneca Foods Corp. Class B	300	7,647
*Smart Balance, Inc.	28,450	174,398
#*Smithfield Foods, Inc.	226,973	3,075,484
SUPERVALU, Inc.	18,300	271,389
*Susser Holdings Corp.	9,700	114,169
Tasty Baking Co.	10,988	79,333
#*TreeHouse Foods, Inc.	43,174	1,400,996
Tyson Foods, Inc. Class A	405,030	4,629,493
Universal Corp.	11,590	441,231
#*Winn-Dixie Stores, Inc.	92,300	1,307,891
*Zapata Corp.	3,064	23,164

Total Consumer Staples		111,517,322

Energy — (11.8%)
*Adams Resources & Energy, Inc.	6,958	108,893
#*Allis-Chalmers Energy, Inc.	58,826	135,300
#Alon USA Energy, Inc.	36,500	366,095
#Anadarko Petroleum Corp.	845,068	40,732,278
Apache Corp.	253,065	21,244,807
*Atlas America, Inc.	6,800	136,748
*Barnwell Industries, Inc.	5,190	20,241
#*Basic Energy Services, Inc.	79,746	538,286
Berry Petroleum Corp. Class A	7,074	167,795
*Bill Barrett Corp.	6,540	206,599
#BJ Services Co.	158,482	2,247,275
#*Brigham Exploration Co.	46,108	225,007
*Bristow Group, Inc.	48,500	1,605,350
#*Bronco Drilling Co., Inc.	40,781	171,280
Cabot Oil & Gas Corp.	15,905	558,743
*Cal Dive International, Inc.	53,900	481,327
*Callon Petroleum Co.	2,455	4,124
*Carrizo Oil & Gas, Inc.	4,500	85,500
#Chesapeake Energy Corp.	618,000	13,249,920
Cimarex Energy Co.	118,600	4,243,508
*Complete Production Services, Inc.	57,027	471,043
ConocoPhillips	1,496,850	65,427,314
*CREDO Petroleum Corp.	700	8,862
*CVR Energy, Inc.	8,500	72,590
Delek US Holdings, Inc.	68,089	580,118
*Delta Petroleum Corp.	8,728	16,758
#Devon Energy Corp.	325,357	18,899,988
*Double Eagle Petroleum Co.	3,969	16,392
*Encore Acquisition Co.	44,278	1,576,297
#ENSCO International, Inc.	59,067	2,238,049
*Exterran Holdings, Inc.	62,389	1,084,945
#*Forest Oil Corp.	44,966	757,677
General Maritime Corp.	6,600	54,978
*Geokinetics, Inc.	12,504	181,808
*Geomet, Inc.	64,409	79,867
*GeoResources, Inc.	300	3,141
*Global Industries, Ltd.	15,300	104,499
#*Gulfmark Offshore, Inc.	37,045	1,185,440
*Harvest Natural Resources, Inc.	28,700	185,689
*Helix Energy Solutions Group, Inc.	17,000	178,330
Helmerich & Payne, Inc.	64,234	2,207,080
*Hercules Offshore, Inc.	92,800	439,872
Hess Corp.	73,197	4,040,474
*HKN, Inc.	19,023	46,036
Holly Corp.	8,300	176,541

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Hornbeck Offshore Services, Inc.	9,800	$213,444
*International Coal Group, Inc.	2,500	7,750
*Key Energy Group, Inc.	16,700	115,898
#Lufkin Industries, Inc.	600	27,240
Marathon Oil Corp.	856,737	27,629,768
*Mariner Energy, Inc.	146,941	1,761,823
#Massey Energy Co.	28,600	760,760
*Mitcham Industries, Inc.	5,676	25,315
#*Nabors Industries, Ltd.	83,107	1,414,481
*National-Oilwell, Inc.	212,341	7,631,536
*Natural Gas Services Group, Inc.	15,260	210,435
*Newfield Exploration Co.	195,811	7,701,247
*Newpark Resources, Inc.	102,445	269,430
Noble Energy, Inc.	175,300	10,714,336
*Oil States International, Inc.	39,000	1,057,680
*OMNI Energy Services Corp.	1,700	3,485
Overseas Shipholding Group, Inc.	48,600	1,669,410
*OYO Geospace Corp.	2,501	59,724
*Parker Drilling Co.	87,100	402,402
*Patriot Coal Corp.	13,500	112,995
#Patterson-UTI Energy, Inc.	111,625	1,541,541
*Petroleum Development Corp.	16,500	277,860
*PHI, Inc. Non-Voting	24,417	533,267
*PHI, Inc. Voting	200	4,169
*Pioneer Drilling Co.	83,080	363,890
Pioneer Natural Resources Co.	164,693	4,701,985
#*Plains Exploration & Production Co.	162,430	4,653,619
#*Pride International, Inc.	64,020	1,604,981
*Rosetta Resources, Inc.	79,112	820,391
#Rowan Companies, Inc.	44,876	957,205
#*SEACOR Holdings, Inc.	38,153	3,032,400
#Smith International, Inc.	56,185	1,411,929
Southern Union Co.	—	—
*Stone Energy Corp.	44,236	480,403
Sunoco, Inc.	70,498	1,740,596
*Swift Energy Corp.	32,130	632,961
*T-3 Energy Services, Inc.	1,100	14,905
Tesoro Petroleum Corp.	122,780	1,607,190
*TETRA Technologies, Inc.	13,000	100,230
*TGC Industries, Inc.	787	3,589
Tidewater, Inc.	22,100	994,500
*Toreador Resources Corp.	16,259	111,699
#*Trico Marine Services, Inc.	32,915	144,826
*Union Drilling, Inc.	34,327	245,438
#*Unit Corp.	57,000	1,806,330
#*USEC, Inc.	181,800	703,566
Valero Energy Corp.	738,360	13,290,480
W&T Offshore, Inc.	52,182	557,826
#*Western Refining, Inc.	113,600	739,536
#*Whiting Petroleum Corp.	69,755	3,205,940
#*Willbros Group, Inc.	3,700	51,023
#World Fuel Services Corp.	4,996	219,125
XTO Energy, Inc.	310,876	12,506,541

Total Energy		307,411,964

Financials — (25.0%)
1st Source Corp.	50,701	837,074
21st Century Holding Co.	21,667	84,068
*Abigail Adams National Bancorp, Inc.	900	2,295
Abington Bancorp, Inc.	72,552	593,475
Access National Corp.	600	3,816

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Affirmative Insurance Holdings, Inc.	12,624	$49,234
#*Allegheny Corp.	14,841	4,014,490
Alliance Bancorp, Inc. of Pennsylvania	700	6,090
Allstate Corp.	501,660	13,499,671
#American Capital, Ltd.	94,391	340,751
*American Equity Investment Life Holding Co.	88,700	642,188
American Financial Group, Inc.	199,200	4,858,488
*American Independence Corp.	866	3,984
#American National Insurance Co.	48,061	3,799,222
*American Safety Insurance Holdings, Ltd.	11,675	191,820
#*AmeriCredit Corp.	224,750	3,526,327
Ameriprise Financial, Inc.	148,012	4,114,734
Ameris Bancorp	36,345	235,516
*Amerisafe, Inc.	18,913	314,523
*AmeriServe Financial, Inc.	33,134	58,316
*Appalachian Bancshares, Inc.	1,797	1,509
#*Arch Capital Group, Ltd.	2,438	151,619
*Argo Group International Holdings, Ltd.	34,700	1,165,920
Aspen Insurance Holdings, Ltd.	89,116	2,216,315
*Asset Acceptance Capital Corp.	6,790	52,555
Associated Banc-Corp.	105,623	1,144,953
Assured Guaranty, Ltd.	152,510	2,130,565
ASTA Funding, Inc.	4,938	31,653
Atlantic Coast Federal Corp.	4,355	8,187
*Atlantic Southern Financial Group, Inc.	1,000	4,210
*Avatar Holdings, Inc.	21,050	451,522
Axis Capital Holdings, Ltd.	14,900	424,054
#*B of I Holding, Inc.	13,154	92,736
Baldwin & Lyons, Inc. Class A	300	6,600
Baldwin & Lyons, Inc. Class B	8,413	182,310
Bancorp Rhode Island, Inc.	1,300	28,730
*Bancorp, Inc. (The)	21,975	158,000
#BancTrust Financial Group, Inc.	34,553	95,712
Bank Mutual Corp.	51,800	509,712
Bank of America Corp.	3,745,964	55,402,808
#*Bank of Florida Corp.	23,074	78,221
*Bank of Granite Corp.	32,753	73,694
Bank of New York Mellon Corp.	100	2,734
#*BankAtlantic Bancorp, Inc.	8,450	35,490
BankFinancial Corp.	46,664	496,972
#Banner Corp.	14,446	57,928
Bar Harbor Bankshares	2,200	77,660
#BB&T Corp.	234,580	5,367,190
*Beach First National Bancshares, Inc.	7,596	15,116
Berkshire Hills Bancorp, Inc.	25,284	577,992
#BlackRock, Inc.	11,600	2,210,264
Boston Private Financial Holdings, Inc.	100,686	461,142
Brookline Bancorp, Inc.	60,704	707,202
Cadence Financial Corp.	28,081	42,121
Camden National Corp.	296	9,937
#Capital City Bank Group, Inc.	14,196	226,568
#Capital One Financial Corp.	401,285	12,319,449
Capital Southwest Corp.	8,539	700,796
*Capitol Bancorp, Ltd.	33,814	148,782
Cardinal Financial Corp.	26,257	204,542
Carver Bancorp, Inc.	600	3,600
Cascade Financial Corp.	10,477	17,706
#Cathay General Bancorp	84,557	771,160
Center Bancorp, Inc.	1,200	10,812
*Center Financial Corp.	40,776	134,153
Centerstate Banks, Inc.	400	2,796

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Central Jersey Bancorp	8,049	$45,799
#*Central Pacific Financial Corp.	65,000	141,050
Centrue Financial Corp.	1,000	5,500
Century Bancorp, Inc. Class A	1,206	26,038
CFS Bancorp, Inc.	14,248	55,710
Chemical Financial Corp.	33,675	731,758
*Chicopee Bancorp, Inc.	1,000	13,060
Chubb Corp.	390,477	18,032,228
#Cincinnati Financial Corp.	230,743	5,572,443
#*CIT Group, Inc.	105,100	91,437
#Citigroup, Inc.	2,131,900	6,758,123
Citizens Community Bancorp, Inc.	10,355	60,266
Citizens South Banking Corp.	1,842	9,496
City National Corp.	37,300	1,471,112
#CME Group, Inc.	67,810	18,907,462
#CNA Financial Corp.	313,566	5,346,300
*CNA Surety Corp.	59,978	942,854
CoBiz Financial, Inc.	37,574	169,459
Codorus Valley Bancorp, Inc.	315	2,101
#Colony Bankcorp, Inc.	300	2,250
Columbia Banking System, Inc.	49,127	596,402
#Comerica, Inc.	195,322	4,656,476
Commonwealth Bankshares, Inc.	1,300	8,099
#*Community Bancorp	828	563
Community Bank System, Inc.	1,686	30,567
*Community West Bancshares	400	1,024
Compass Diversified Holdings	51,992	467,928
*CompuCredit Holdings Corp.	89,574	267,826
*Conseco, Inc.	60	187
*Cowen Group, Inc.	4,400	32,384
*Crescent Financial Corp.	19,440	78,732
CVB Financial Corp.	4,202	31,683
Danvers Bancorp, Inc.	3,600	45,180
*Dearborn Bancorp, Inc.	6,213	9,941
Delphi Financial Group, Inc. Class A	69,878	1,665,193
#Discover Financial Services	719,953	8,553,042
Donegal Group, Inc. Class A	40,892	644,049
Donegal Group, Inc. Class B	300	4,296
#*Doral Financial Corp.	11,332	24,590
East West Bancorp, Inc.	100,365	887,227
Eastern Insurance Holdings, Inc.	23,777	226,833
Eastern Virginia Bankshares, Inc.	300	2,622
EMC Insurance Group, Inc.	24,800	599,912
*Encore Bancshares, Inc.	5,200	42,016
*Encore Capital Group, Inc.	38,372	474,278
#Endurance Specialty Holdings, Ltd.	76,288	2,545,731
*Enstar Group, Ltd.	900	53,865
Enterprise Bancorp, Inc.	600	8,694
Enterprise Financial Services Corp.	19,289	208,128
ESB Financial Corp.	1,000	14,830
ESSA Bancorp, Inc.	21,670	291,895
Evans Bancorp, Inc.	400	5,452
Everest Re Group, Ltd.	22,900	1,837,038
#F.N.B. Corp.	155,866	1,209,520
Farmers Capital Bank Corp.	1,900	39,178
FBL Financial Group, Inc. Class A	43,386	425,617
Federal Agriculture Mortgage Corp. Class A	177	708
Federal Agriculture Mortgage Corp. Class C	7,269	44,922
Fidelity Bancorp, Inc.	400	2,712
Fidelity National Financial, Inc.	246,259	3,533,817
*Fidelity Southern Corp.	6,360	15,899

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Fifth Third Bancorp	911,741	$8,661,539
Financial Institutions, Inc.	6,350	93,726
*First Acceptance Corp.	39,006	102,196
First American Corp.	155,240	4,587,342
First Bancorp (318672102)	145,408	450,765
First Bancorp (318910106)	12,302	224,019
*First Bancshares, Inc. (318687100)	400	3,642
*First Bancshares, Inc. (318916103)	300	2,124
#First Busey Corp.	87,479	546,744
First Business Financial Services, Inc.	300	2,896
First Citizens BancShares, Inc.	18,938	2,689,764
First Defiance Financial Corp.	10,257	156,214
First Federal Bancshares of Arkansas, Inc.	1,300	4,842
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,172
First Financial Holdings, Inc.	2,652	37,977
First Financial Northwest, Inc.	36,597	283,993
#First Financial Service Corp.	900	15,291
#*First Horizon National Corp.	268,737	3,445,208
First M&F Corp.	300	1,314
First Merchants Corp.	31,341	247,907
First Mercury Financial Corp.	26,214	378,792
First Midwest Bancorp, Inc.	58,300	487,388
First Niagara Financial Group, Inc.	191,382	2,516,673
First PacTrust Bancorp, Inc.	900	7,200
First Place Financial Corp.	24,803	68,704
First Security Group, Inc.	17,516	67,437
First South Bancorp, Inc.	1,699	21,917
*First State Bancorporation	6,746	6,881
First United Corp.	600	6,900
Firstbank Corp.	210	1,475
*FirstCity Financial Corp.	5,952	32,915
Flagstone Reinsurance Holdings, Ltd.	22,733	229,603
Flushing Financial Corp.	47,920	508,431
FNB United Corp.	21,631	40,450
*Forest City Enterprises, Inc. Class A	8,900	63,546
*FPIC Insurance Group, Inc.	10,600	364,110
Fulton Financial Corp.	195,653	1,322,614
#German American Bancorp, Inc.	16,518	297,159
#GFI Group, Inc.	16,600	107,070
Goldman Sachs Group, Inc.	16,500	2,694,450
Great Southern Bancorp, Inc.	10,962	230,202
#*Greene Bancshares, Inc.	27,223	161,977
*Greenlight Capital Re, Ltd. Class A	5,300	97,149
GS Financial Corp.	400	6,090
*Guaranty Bancorp	113,289	202,787
*Guaranty Federal Bancshares, Inc.	1,684	11,308
*Hallmark Financial Services, Inc.	36,534	239,663
Hampden Bancorp, Inc.	5,786	61,621
#Hampton Roads Bankshares, Inc.	14,269	73,485
*Hanmi Financial Corp.	6,300	11,088
Hanover Insurance Group, Inc.	96,080	3,776,905
Harleysville National Corp.	86,697	475,100
*Harrington West Financial Group, Inc.	400	440
*Harris & Harris Group, Inc.	78,893	511,227
Hartford Financial Services Group, Inc.	358,609	5,913,462
HCC Insurance Holdings, Inc.	163,623	4,106,937
Heartland Financial USA, Inc.	13,016	219,189
*Heritage Commerce Corp.	33,737	137,310
*Heritage Financial Corp.	11,825	151,951
HF Financial Corp.	400	4,760
#*Hilltop Holdings, Inc.	38,627	463,524

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Hingham Institution for Savings	500	$16,925
*HMN Financial, Inc.	4,096	16,589
Home Federal Bancorp, Inc.	31,472	358,466
HopFed Bancorp, Inc.	3,319	37,903
Horace Mann Educators Corp.	68,828	781,198
Horizon Bancorp	300	4,869
#*Horizon Financial Corp.	17,341	21,676
#Huntington Bancshares, Inc.	257,100	1,051,539
IBERIABANK Corp.	23,058	1,080,037
*Independence Holding Co.	25,070	166,715
Independent Bank Corp. (453836108)	27,357	583,525
Independent Bank Corp. (453838104)	39,984	69,972
Infinity Property & Casualty Corp.	32,000	1,329,280
Integra Bank Corp.	34,171	53,307
*Intervest Bancshares Corp.	4,036	12,875
Invesco, Ltd.	204,200	4,032,950
*Investment Technology Group, Inc.	4,490	100,351
*Investors Bancorp, Inc.	8,766	86,696
Investors Title Co.	1,100	34,232
IPC Holdings, Ltd.	53,300	1,542,502
#Jones Lang LaSalle, Inc.	25,800	979,368
#JPMorgan Chase & Co.	2,495,918	96,467,231
Kentucky First Federal Bancorp	3,200	44,448
#KeyCorp.	521,141	3,012,195
*LaBranche & Co., Inc.	2,500	9,475
Lakeland Bancorp, Inc.	14,567	131,686
Lakeland Financial Corp.	1,997	39,101
Landmark Bancorp, Inc.	1,543	24,302
Legacy Bancorp, Inc.	22,879	304,519
#Legg Mason, Inc.	145,493	4,094,173
#*Leucadia National Corp.	197,916	4,848,942
Lincoln National Corp.	464,693	9,846,845
LNB Bancorp, Inc.	12,489	94,417
#Loews Corp.	747,772	22,448,115
#*Louisiana Bancorp, Inc.	5,606	75,681
LSB Corp.	800	8,632
#M&T Bank Corp.	80,954	4,721,237
#*Macatawa Bank Corp.	33,567	92,645
*Magyar Bancorp, Inc.	500	2,000
MainSource Financial Group, Inc.	58,970	395,689
*Marlin Business Services, Inc.	3,393	22,869
#Marshall & Ilsley Corp.	300,980	1,817,919
#*Maui Land & Pineapple Co., Inc.	5,900	43,070
Max Capital Group, Ltd.	47,537	949,314
MB Financial, Inc.	60,049	825,674
#*MBIA, Inc.	337,600	1,414,544
MBT Financial Corp.	23,713	50,034
Meadowbrook Insurance Group, Inc.	113,375	896,796
Medallion Financial Corp.	27,760	217,916
#*Mercantile Bancorp, Inc.	382	1,681
Mercantile Bank Corp.	3,316	13,065
Mercer Insurance Group, Inc.	15,786	288,094
*Meridian Interstate Bancorp, Inc.	1,700	15,674
Meta Financial Group, Inc.	1,601	35,574
MetLife, Inc.	847,339	28,767,159
*Metro BanCorp, Inc.	1,121	20,391
MetroCorp Bancshares, Inc.	2,600	10,088
*MF Global, Ltd.	8,600	54,868
#*MGIC Investment Corp.	8,500	56,100
MicroFinancial, Inc.	5,300	17,808
#*Midwest Banc Holdings, Inc.	2,500	1,400

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Morgan Stanley	683,764	$19,487,274
MutualFirst Financial, Inc.	2,300	17,871
#*Nara Bancorp, Inc.	42,957	253,446
*National Financial Partners Corp.	4,200	31,500
National Penn Bancshares, Inc.	139,707	695,741
*National Western Life Insurance Co. Class A	900	119,808
*Navigators Group, Inc.	4,074	200,889
*Nelnet, Inc. Class A	36,200	517,298
*New Century Bancorp, Inc.	600	3,729
New Hampshire Thrift Bancshares, Inc.	2,300	23,023
New Westfield Financial, Inc.	41,439	402,787
New York Community Bancorp, Inc.	33,564	367,190
NewAlliance Bancshares, Inc.	185,060	2,266,985
*NewBridge Bancorp	6,101	12,141
*Newport Bancorp, Inc.	700	8,344
#*NewStar Financial, Inc.	43,749	117,685
*North Valley Bancorp	4,538	19,854
Northeast Community Bancorp, Inc.	18,337	140,095
Northfield Bancorp, Inc.	2,770	33,157
Northrim Bancorp, Inc.	6,315	92,830
NYMAGIC, Inc.	13,520	233,761
#NYSE Euronext, Inc.	181,031	4,878,785
OceanFirst Financial Corp.	2,500	30,425
#*Ocwen Financial Corp.	2,100	29,925
Odyssey Re Holdings Corp.	126,009	5,821,616
#Old National Bancorp	2,000	22,600
#Old Republic International Corp.	340,932	3,525,237
#Old Second Bancorp, Inc.	27,799	140,663
OneBeacon Insurance Group, Ltd.	24,760	279,788
Osage Bancshares, Inc.	600	5,250
#*PAB Bankshares, Inc.	306	1,278
#Pacific Capital Bancorp	80,780	171,254
Pacific Continental Corp.	4,430	47,091
*Pacific Mercantile Bancorp	16,884	54,873
*Pacific Premier Bancorp, Inc.	300	1,305
#PacWest Bancorp	1,071	17,222
Pamrapo Bancorp, Inc.	2,200	19,250
Parkvale Financial Corp.	500	4,350
#PartnerRe, Ltd.	5,900	404,681
#Patriot National Bancorp	2,700	8,100
#*Penson Worldwide, Inc.	33,200	387,444
Peoples Bancorp of North Carolina	300	1,950
Peoples Bancorp, Inc.	20,762	380,152
#*PHH Corp.	91,687	1,680,623
*PICO Holdings, Inc.	10,634	322,529
#*Pinnacle Financial Partners, Inc.	38,859	606,200
*PMA Capital Corp. Class A	38,757	224,791
#PNC Financial Services Group, Inc.	144,800	5,308,368
Porter Bancorp, Inc.	1,575	26,428
*Preferred Bank	9,332	35,835
Premier Financial Bancorp, Inc.	900	5,382
Presidential Life Corp.	23,958	214,185
Princeton National Bancorp, Inc.	1,100	18,150
*ProAssurance Corp.	40,933	2,078,578
Prosperity Bancshares, Inc.	75,055	2,515,093
Protective Life Corp.	109,305	1,634,110
Provident Financial Holdings, Inc.	8,407	63,893
Provident Financial Services, Inc.	104,355	1,235,563
Provident New York Bancorp	84,300	817,710
Prudential Financial, Inc.	463,538	20,520,827
Pulaski Financial Corp.	5,450	42,183

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Radian Group, Inc.	217,050	$722,776
#Regions Financial Corp.	348,642	1,540,998
Reinsurance Group of America, Inc.	178,328	7,400,612
#Renasant Corp.	61,566	916,718
*Republic First Bancorp, Inc.	7,411	52,396
Resource America, Inc.	22,388	134,552
*Riverview Bancorp, Inc.	17,187	58,608
Rockville Financial, Inc.	768	9,554
Rome Bancorp, Inc.	12,761	111,786
#*Royal Bancshares of Pennsylvania, Inc. Class A	900	1,836
Safety Insurance Group, Inc.	29,335	946,347
Sanders Morris Harris Group, Inc.	59,090	344,495
#Sandy Spring Bancorp, Inc.	47,193	764,527
*Seabright Insurance Holdings	65,196	633,705
Seacoast Banking Corp. of Florida	30,698	66,308
Selective Insurance Group, Inc.	82,800	1,237,032
*SI Financial Group, Inc.	6,062	27,885
Simmons First National Corp. Class A	12,667	379,757
Somerset Hills Bancorp	4,111	32,477
South Financial Group, Inc.	24,482	39,416
*Southcoast Financial Corp.	700	3,633
*Southern Community Financial Corp.	30,490	90,860
*Southern First Bancshares, Inc.	900	7,047
Southwest Bancorp, Inc.	36,831	370,888
*Specialty Underwriters’ Alliance, Inc.	2,510	16,641
State Auto Financial Corp.	73,423	1,269,484
StellarOne Corp.	19,587	288,712
Sterling Bancshares, Inc.	55,670	449,257
*Sterling Financial Corp.	28,669	79,986
#*Stewart Information Services Corp.	25,500	351,135
*Stratus Properties, Inc.	3,069	16,511
Student Loan Corp.	1,100	49,445
*Sun Bancorp, Inc.	34,735	155,265
#SunTrust Banks, Inc.	411,103	8,016,508
*Superior Bancorp	5,062	14,022
Susquehanna Bancshares, Inc.	153,978	809,924
#*SVB Financial Group	3,400	119,850
SWS Group, Inc.	24,945	343,243
#Synovus Financial Corp.	477,500	1,676,025
#*Taylor Capital Group, Inc.	13,335	90,945
Teche Holding Co.	600	20,550
#*Texas Capital Bancshares, Inc.	25,614	425,449
TF Financial Corp.	600	10,530
*Thomas Weisel Partners Group, Inc.	34,636	147,203
#*TIB Financial Corp.	7,042	14,718
*Tidelands Bancshares, Inc.	400	1,360
#*TierOne Corp.	10,513	24,285
Timberland Bancorp, Inc.	3,000	15,540
#Tower Group, Inc.	2,807	70,091
#TowneBank	4,300	57,018
Transatlantic Holdings, Inc.	91,903	4,347,931
Travelers Companies, Inc. (The)	769,714	33,151,582
*Tree.com, Inc.	4,680	46,706
#Trustmark Corp.	50,524	1,005,428
#UCBH Holdings, Inc.	168,870	204,333
Umpqua Holdings Corp.	104,505	1,013,698
Unico American Corp.	1,900	15,893
Union Bankshares Corp.	26,787	415,734
*United America Indemnity, Ltd.	19,928	107,810
#United Bankshares, Inc.	2,100	42,546
#*United Community Banks, Inc.	65,627	441,670

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
United Financial Bancorp, Inc.	36,681	$487,124
United Fire & Casualty Co.	47,123	792,138
*United PanAm Financial Corp.	14,353	48,083
#*United Security Bancshares	336	1,546
United Western Bancorp, Inc.	17,172	137,033
Unitrin, Inc.	108,299	1,428,464
*Unity Bancorp, Inc.	2,925	11,846
Unum Group	530,100	9,949,977
#*Virginia Commerce Bancorp, Inc.	37,524	120,077
#W. R. Berkley Corp.	80,768	1,876,241
Washington Banking Co.	5,191	46,823
Washington Federal, Inc.	118,236	1,647,027
Washington Trust Bancorp, Inc.	3,300	59,928
*Waterstone Financial, Inc.	1,300	6,760
Webster Financial Corp.	25,570	289,197
Wells Fargo & Co.	529,123	12,942,349
Wesbanco, Inc.	41,466	691,238
Wesco Financial Corp.	12,923	3,940,869
West Bancorporation	22,071	130,660
West Coast Bancorp	3,775	9,286
#*Western Alliance Bancorp	72,285	500,935
White Mountains Insurance Group, Ltd.	18,685	4,820,730
#*White River Capital, Inc.	300	3,660
Whitney Holding Corp.	111,205	974,156
Wilber Corp. (The)	600	6,840
Wilmington Trust Corp.	6,400	73,536
Wilshire Bancorp, Inc.	17,744	130,596
#*Wintrust Financial Corp.	42,047	1,099,529
#*World Acceptance Corp.	3,300	78,276
WSB Holdings, Inc.	100	229
Yadkin Valley Financial Corp.	20,296	139,636
Zenith National Insurance Corp.	1,900	45,353
Zions Bancorporation	159,112	2,160,741
*ZipRealty, Inc.	14,583	45,353

Total Financials		650,891,764

Health Care — (3.9%)
*A.D.A.M., Inc.	7,504	21,762
*Adolor Corp.	16,230	28,889
Aetna, Inc.	121,676	3,281,602
#*Affymetrix, Inc.	10,978	97,046
*Albany Molecular Research, Inc.	34,810	331,739
*Allied Healthcare International, Inc.	57,415	142,963
*Allied Healthcare Products, Inc.	1,000	4,000
*Allion Healthcare, Inc.	40,273	298,020
*American Dental Partners, Inc.	23,799	311,529
*AMICAS, Inc.	97,954	287,985
*AMN Healthcare Services, Inc.	26,800	195,104
#*Amsurg Corp.	9,300	191,766
Analogic Corp.	2,988	113,275
*AngioDynamics, Inc.	48,717	607,988
*Anika Therapeutics, Inc.	19,285	111,853
*Arca Biopharma, Inc.	1,740	6,612
#*Arena Pharmaceuticals, Inc.	8,200	41,820
*Arrhythmia Research Technology, Inc.	1,200	4,248
*Assisted Living Concepts, Inc.	12,687	182,693
*BioClinica, Inc.	8,850	33,099
*BioScrip, Inc.	63,807	377,099
#*BMP Sunstone Corp.	6,967	34,626
#*Boston Scientific Corp.	982,220	10,549,043
#*Brookdale Senior Living, Inc.	112,800	1,208,088

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cambrex Corp.	17,354	$79,481
*Cantel Medical Corp.	20,806	322,285
*Capital Senior Living Corp.	45,075	221,769
*Cardiac Science Corp.	37,674	149,942
Cardinal Health, Inc.	86,700	2,887,110
#*Celera Corp.	39,414	236,484
#*Community Health Systems, Inc.	151,474	4,289,744
*CONMED Corp.	49,672	873,234
*Continucare Corp.	20,028	58,482
#*Cooper Companies, Inc.	77,156	2,117,161
*Coventry Health Care, Inc.	24,800	570,400
*Cross Country Healthcare, Inc.	36,400	303,940
*Cutera, Inc.	22,676	189,345
Daxor Corp.	1,100	11,000
*Digirad Corp.	17,648	36,884
#*Dynacq Healthcare, Inc.	909	2,936
#*Emeritus Corp.	26,084	303,879
*ev3, Inc.	152,322	1,868,991
*Five Star Quality Care, Inc.	9,500	26,600
*Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	8,167
*Gentiva Health Services, Inc.	13,810	293,877
#*Greatbatch, Inc.	17,658	389,182
*Health Net, Inc.	5,900	79,827
*HealthSpring, Inc.	86,917	1,097,762
*HealthTronics, Inc.	58,694	126,192
*Healthways, Inc.	15,427	227,394
Hill-Rom Holdings, Inc.	85,074	1,458,168
*Hi-Tech Pharmacal Co., Inc.	14,711	230,227
#*Hologic, Inc.	288,724	4,241,356
*Home Diagnostics, Inc.	16,823	114,228
*Humana, Inc.	66,100	2,171,385
*I-Flow Corp.	5,812	44,229
*IntegraMed America, Inc.	3,874	29,404
Invacare Corp.	10,870	221,748
*InVentiv Health, Inc.	15,200	233,168
#*Inverness Medical Innovations, Inc.	45,100	1,517,615
Kewaunee Scientific Corp.	1,631	19,409
*Kindred Healthcare, Inc.	43,700	613,548
*King Pharmaceuticals, Inc.	426,520	3,868,536
*Lannet Co., Inc.	8,400	74,340
*LCA-Vision, Inc.	29,200	167,608
*LeMaitre Vascular, Inc.	5,200	17,940
*LifePoint Hospitals, Inc.	82,208	2,273,873
*Martek Biosciences Corp.	10,600	246,556
*Maxygen, Inc.	5,200	41,548
*MedCath Corp.	39,208	472,848
*Medical Action Industries, Inc.	1,524	19,035
#*MediciNova, Inc.	623	3,732
#Medicis Pharmaceutical Corp. Class A	600	10,272
*MEDTOX Scientific, Inc.	4,767	42,903
*Misonix, Inc.	4,083	6,655
#*Molina Healthcare, Inc.	12,070	272,178
*Nanosphere, Inc.	2,402	16,958
*National Dentex Corp.	400	2,700
*Natus Medical, Inc.	1,300	17,680
*Nighthawk Radiology Holdings, Inc.	11,000	53,130
#*NovaMed, Inc.	27,004	129,889
#*NxStage Medical, Inc.	22,100	122,434
Omnicare, Inc.	202,170	4,825,798
*Osteotech, Inc.	25,510	126,530
*Palomar Medical Technologies, Inc.	4,400	65,736

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Par Pharmaceutical Cos., Inc.	29,415	$476,817
*PDI, Inc.	15,476	80,320
PerkinElmer, Inc.	6,600	116,358
#*PhotoMedex, Inc.	400	380
*Prospect Medical Holdings, Inc.	14,274	57,810
#*Psychiatric Solutions, Inc.	2,600	70,252
*Regeneration Technologies, Inc.	31,152	138,003
*RehabCare Group, Inc.	27,281	656,381
#*Res-Care, Inc.	46,958	733,484
*Sirona Dental Systems, Inc.	21,400	556,186
*Skilled Healthcare Group, Inc.	29,820	246,313
*SonoSite, Inc.	2,287	53,905
*Spectranetics Corp.	25,700	133,383
*SRI/Surgical Express, Inc.	1,600	4,000
*Sun Healthcare Group, Inc.	15,900	154,707
*SunLink Health Systems, Inc.	1,750	3,972
*Sunrise Senior Living, Inc.	2,900	6,786
*Symmetry Medical, Inc.	5,028	43,040
Teleflex, Inc.	1,500	71,940
*Theragenics Corp.	32,183	40,229
#*Thermo Fisher Scientific, Inc.	321,928	14,576,900
*Tomotherapy, Inc.	1,900	6,004
*Triple-S Management Corp.	9,640	164,748
#*Universal American Corp.	85,628	779,215
*ViroPharma, Inc.	58,354	430,069
*Vital Images, Inc.	20,279	270,522
*WellCare Health Plans, Inc.	9,700	215,922
*WellPoint, Inc.	440,420	23,183,709
Young Innovations, Inc.	2,660	67,351

Total Health Care		102,346,987

Industrials — (9.8%)
*A. T. Cross Co. Class A	18,431	79,806
*AAR Corp.	5,400	103,302
*ACCO Brands Corp.	15,935	69,636
Aceto Corp.	9,213	64,767
Aircastle, Ltd.	47,000	341,220
*AirTran Holdings, Inc.	12,900	93,396
Alamo Group, Inc.	26,537	367,007
#*Alaska Air Group, Inc.	78,900	1,819,434
Albany International Corp. Class A	28,323	389,158
Alexander & Baldwin, Inc.	69,519	2,031,345
*Allied Defense Group, Inc.	17,161	59,034
*Allied Motion Technologies, Inc.	262	519
*Altra Holdings, Inc.	3,245	28,524
*Amerco, Inc.	33,116	1,486,246
American Railcar Industries, Inc.	14,200	117,718
*American Reprographics Co.	5,977	51,701
Ameron International Corp.	7,300	543,996
*AMREP Corp.	866	10,903
#Apogee Enterprises, Inc.	3,300	48,114
Applied Industrial Technologies, Inc.	53,325	1,179,549
Arkansas Best Corp.	25,200	717,696
*Armstrong World Industries, Inc.	94,043	2,313,458
*ATC Technology Corp.	23,952	501,076
*Atlas Air Worldwide Holding, Inc.	1,600	39,936
#Baldor Electric Co.	3,280	84,493
Barnes Group, Inc.	42,700	600,789
Barrett Business Services, Inc.	16,000	159,680
*BE Aerospace, Inc.	16,300	263,408
#*BlueLinx Holdings, Inc.	55,974	223,336

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Bowne & Co., Inc.	20,451	$164,224
#Brady Co. Class A	2,936	86,348
Briggs & Stratton Corp.	50,961	875,000
*BTU International, Inc.	1,900	11,647
#*Builders FirstSource, Inc.	51,504	301,813
Burlington Northern Santa Fe Corp.	248,329	19,516,176
#*C&D Technologies, Inc.	36,712	73,424
*CAI International, Inc.	5,100	33,354
Cascade Corp.	5,900	144,255
*Casella Waste Systems, Inc. Class A	5,416	14,948
CDI Corp.	57,209	726,554
*CECO Environmental Corp.	9,578	35,630
*Celadon Group, Inc.	39,349	363,978
*Cenveo, Inc.	100	483
*Ceradyne, Inc.	3,400	61,370
*Champion Industries, Inc.	5,186	9,127
*Chart Industries, Inc.	3,000	57,780
Chicago Rivet & Machine Co.	300	4,230
CIRCOR International, Inc.	12,350	284,791
*Columbus McKinnon Corp.	58,123	841,040
#Comfort Systems USA, Inc.	2,600	30,628
CompX International, Inc.	700	4,445
*Consolidated Graphics, Inc.	33,700	616,710
*Cornell Companies, Inc.	2,500	42,825
Courier Corp.	2,371	39,216
*Covenant Transport Group Class A	6,518	30,374
*CPI Aerostructures, Inc.	5,826	41,423
#CSX Corp.	562,627	22,572,595
Ducommun, Inc.	19,878	343,492
*Dycom Industries, Inc.	35,250	448,733
*Eagle Bulk Shipping, Inc.	1,600	9,200
Eastern Co.	10,296	183,681
Eaton Corp.	82,234	4,269,589
*Ecology & Environment, Inc. Class A	1,000	15,000
Encore Wire Corp.	2,148	46,590
*EnerSys	60,439	1,196,088
Ennis, Inc.	51,599	760,053
#*EnPro Industries, Inc.	18,755	334,214
Espey Manufacturing & Electronics Corp.	2,564	40,896
*Esterline Technologies Corp.	24,194	687,835
*ExpressJet Holdings, Inc.	1,060	1,473
Federal Signal Corp.	24,147	213,942
FedEx Corp.	184,382	12,508,475
*First Advantage Corp.	14,062	228,648
*Flow International Corp.	3,900	7,800
*Franklin Covey Co.	11,816	76,213
Frozen Food Express Industries, Inc.	8,986	32,439
G & K Services, Inc. Class A	32,639	741,558
*Gardner Denver Machinery, Inc.	8,705	254,099
GATX Corp.	73,797	1,861,160
*Genco Shipping & Trading, Ltd.	1,100	26,301
*Gencor Industries, Inc.	8,666	59,015
General Electric Co.	1,741,412	23,334,921
*Gibraltar Industries, Inc.	53,888	418,710
*GP Strategies Corp.	16,800	116,592
Great Lakes Dredge & Dock Corp.	65,383	378,568
*Greenbrier Companies, Inc.	13,077	137,178
*Griffon Corp.	43,752	421,769
*H&E Equipment Services, Inc.	66,829	711,061
Hardinge, Inc.	25,790	101,613
Heidrick & Struggles International, Inc.	2,100	43,029

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Herley Industries, Inc.	5,800	$70,644
#*Hertz Global Holdings, Inc.	389,227	3,674,303
HNI Corp.	200	4,456
*Hoku Scientific, Inc.	400	820
Horizon Lines, Inc. Class A	3,300	16,533
*Hudson Highland Group, Inc.	35,619	73,731
#*Hurco Companies, Inc.	6,200	121,024
*ICT Group, Inc.	14,501	149,650
#Ingersoll-Rand P.L.C.	309,696	8,944,020
*Insituform Technologies, Inc. Class A	700	12,880
Insteel Industries, Inc.	4,889	49,819
#*Interline Brands, Inc.	74,162	1,255,563
International Shipholding Corp.	8,797	255,201
*Intersections, Inc.	35,048	168,230
#*JetBlue Airways Corp.	152,100	777,231
*Kadant, Inc.	5,957	66,182
Kaman Corp. Class A	26,370	505,777
#*Kansas City Southern	10,954	222,476
KBR, Inc.	748	15,850
*Kelly Services, Inc. Class A	52,429	616,565
Kennametal, Inc.	15,810	337,069
*Key Technology, Inc.	2,124	23,088
*Kforce, Inc.	37,557	365,805
Kimball International, Inc. Class B	28,687	195,072
*Korn/Ferry International	8,500	118,235
L.S. Starrett Co. Class A	5,000	43,300
*Ladish Co., Inc.	45,562	501,182
Lawson Products, Inc.	1,959	32,911
*Layne Christensen Co.	2,100	49,833
*LECG Corp.	32,016	117,819
*LGL Group, Inc.	400	1,160
*LMI Aerospace, Inc.	11,300	102,830
LSI Industries, Inc.	24,254	157,408
*Lydall, Inc.	14,001	45,503
*M&F Worldwide Corp.	29,969	596,083
#Manitowoc Co., Inc. (The)	4,200	25,956
#Manpower, Inc.	40,067	1,921,213
*Marten Transport, Ltd.	34,577	609,938
#Masco Corp.	155,344	2,163,942
McGrath Rentcorp	2,900	55,738
*Metalico, Inc.	22,900	103,966
*MFRI, Inc.	7,300	43,800
*Miller Industries, Inc.	22,810	201,412
#*Mobile Mini, Inc.	58,161	941,045
*Moog, Inc. Class A	7,683	207,134
*MPS Group, Inc.	128,300	1,109,795
Mueller Industries, Inc.	18,063	429,177
Mueller Water Products, Inc.	180,568	696,992
NACCO Industries, Inc. Class A	10,965	461,517
National Technical Systems, Inc.	15,400	67,375
#*NCI Building Systems, Inc.	16,200	63,828
Norfolk Southern Corp.	333,288	14,414,706
Northrop Grumman Corp.	135,301	6,031,719
#*Northwest Pipe Co.	12,085	420,316
*Ocean Power Technologies, Inc.	1,500	7,110
*On Assignment, Inc.	57,765	244,346
*Oshkosh Truck Corp. Class B	61,610	1,691,195
#*Owens Corning, Inc.	152,823	2,808,887
*P.A.M. Transportation Services, Inc.	20,990	144,621
*Park-Ohio Holdings Corp.	5,647	35,237
Pentair, Inc.	3,773	103,078

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*PGT, Inc.	7,271	$14,760
*Pike Electric Corp.	3,700	38,961
*Pinnacle Airlines Corp.	8,182	27,328
#*Polypore International, Inc.	500	6,175
Portec Rail Products, Inc.	8,610	86,531
*PowerSecure International, Inc.	26,900	162,745
Providence & Worcester Railroad Co.	1,000	11,745
Quanex Building Products Corp.	2,800	33,292
R. R. Donnelley & Sons Co.	182,554	2,537,501
*RCM Technologies, Inc.	16,740	37,665
#*Republic Airways Holdings, Inc.	48,800	249,856
Republic Services, Inc.	163,167	4,340,242
#*Rush Enterprises, Inc. Class A	31,175	408,393
*Rush Enterprises, Inc. Class B	18,522	204,668
Ryder System, Inc.	89,844	3,156,220
*Saia, Inc.	10,800	195,048
*Sauer-Danfoss, Inc.	6,000	31,500
Schawk, Inc.	51,516	372,976
#*School Specialty, Inc.	37,902	847,868
Seaboard Corp.	2,041	2,234,895
*SIFCO Industries, Inc.	6,623	68,217
SkyWest, Inc.	96,038	1,217,762
*SL Industries, Inc.	300	1,875
#Southwest Airlines Co.	1,077,730	8,460,181
*Sparton Corp.	3,557	10,315
*Spherion Corp.	20,600	113,300
SPX Corp.	50,200	2,651,564
Standex International Corp.	29,500	369,635
Steelcase, Inc. Class A	85,520	626,006
*Sunair Electronics, Inc.	1,500	3,420
Superior Uniform Group, Inc.	9,178	76,177
*Supreme Industries, Inc.	1,140	2,440
*Sypris Solutions, Inc.	8,651	18,081
TAL International Group, Inc.	27,396	303,822
#*TAT Technologies, Ltd.	1,690	11,154
*Tech/Ops Sevcon, Inc.	874	2,491
Technology Research Corp.	12,921	37,083
*Tecumseh Products Co. Class A	11,200	91,616
*Tecumseh Products Co. Class B	1,400	14,294
Textainer Group Holdings, Ltd.	200	2,404
Timken Co.	131,078	2,671,370
Titan International, Inc.	8,801	65,479
#*Titan Machinery, Inc.	2,900	36,047
Todd Shipyards Corp.	9,932	165,864
*TRC Companies, Inc.	27,713	124,154
Tredegar Industries, Inc.	40,177	588,191
#*Trex Co., Inc.	8,793	143,766
*TriMas Corp.	6,336	27,498
Trinity Industries, Inc.	91,550	1,278,038
Triumph Group, Inc.	7,736	308,976
*Tufco Technologies, Inc.	1,000	3,020
#*Tutor Perini Corp.	40,023	738,424
Twin Disc, Inc.	8,794	77,563
Tyco International, Ltd.	456,370	13,791,501
*U.S. Home Systems, Inc.	4,314	11,260
#Union Pacific Corp.	489,811	28,173,929
*United Capital Corp.	300	7,290
#*United Rentals, Inc.	70,481	526,493
*United Stationers, Inc.	100	4,642
Universal Forest Products, Inc.	31,800	1,419,552
*URS Corp.	84,698	4,285,719

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*USA Truck, Inc.	19,804	$285,376
#*USG Corp.	5,400	76,356
*Valpey Fisher Corp.	1,464	1,976
*Versar, Inc.	6,026	23,803
Viad Corp.	34,729	615,398
Virco Manufacturing Corp.	12,601	39,693
*Volt Information Sciences, Inc.	45,263	360,294
*Waste Services, Inc.	32,675	156,187
Watts Water Technologies, Inc.	60,015	1,580,795
*WCA Waste Corp.	29,283	128,260
#Werner Enterprises, Inc.	64,932	1,172,672
*WESCO International, Inc.	2,010	49,627
*Willdan Group, Inc.	1,000	1,750
*Willis Lease Finance Corp.	7,300	105,485
#*YRC Worldwide, Inc.	55,668	77,935

Total Industrials		253,680,455

Information Technology — (6.1%)
*3Com Corp.	349,373	1,317,136
*Acorn Energy, Inc.	1,230	5,104
*Actel Corp.	33,263	370,550
*ActivIdentity Corp.	60,301	151,959
#*Activision Blizzard, Inc.	166,200	1,902,990
*Adaptec, Inc.	212,719	565,833
*Adept Technology, Inc.	700	1,631
*Advanced Analogic Technologies, Inc.	15,762	75,973
Agilysys, Inc.	26,100	122,931
*Amtech Systems, Inc.	10,600	60,844
*Anadigics, Inc.	400	1,656
*Anaren, Inc.	10,903	196,036
*Applied Micro Circuits Corp.	76,193	659,069
#*Arris Group, Inc.	198,932	2,422,992
*Arrow Electronics, Inc.	182,170	4,694,521
Astro-Med, Inc.	2,626	14,601
*ATMI, Inc.	3,100	56,389
*Avid Technology, Inc.	60,150	736,838
*Avnet, Inc.	220,900	5,389,960
#*Avocent Corp.	72,600	1,126,026
AVX Corp.	298,652	3,282,185
*Aware, Inc.	22,140	61,992
*AXT, Inc.	17,200	32,852
Bel Fuse, Inc. Class A	4,174	65,949
Bel Fuse, Inc. Class B	22,197	407,981
*Benchmark Electronics, Inc.	104,703	1,654,307
Black Box Corp.	29,500	810,365
*Brightpoint, Inc.	17,400	103,356
#*Brooks Automation, Inc.	92,404	547,956
#*Cadence Design Systems, Inc.	65,000	383,500
*California Micro Devices Corp.	36,836	117,875
*Cascade Microtech, Inc.	23,771	95,559
*CEVA, Inc.	11,334	99,399
*Checkpoint Systems, Inc.	33,700	584,021
*Ciber, Inc.	31,700	104,927
#Cognex Corp.	3,890	64,185
Cohu, Inc.	47,177	572,257
*Comarco, Inc.	5,608	12,562
Communications Systems, Inc.	12,153	145,228
#*Computer Sciences Corp.	225,553	10,864,888
*Concurrent Computer Corp.	13,740	74,471
*Convergys Corp.	197,364	2,113,768
*CPI International, Inc.	19,208	183,436

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cray, Inc.	18,873	$153,249
*CSP, Inc.	2,514	9,478
CTS Corp.	34,200	288,306
*CyberOptics Corp.	9,134	61,198
*Cypress Semiconductor Corp.	224,209	2,381,100
*Datalink Corp.	5,600	17,080
*Dataram Corp.	11,134	16,256
*DDi Corp.	31,220	149,856
#*DealerTrack Holdings, Inc.	3,829	75,929
*Digi International, Inc.	45,567	465,239
*DSP Group, Inc.	60,501	526,964
*Dynamics Research Corp.	20,189	248,728
*Edgewater Technology, Inc.	15,903	42,143
Electro Rent Corp.	47,252	449,839
*Electro Scientific Industries, Inc.	34,300	449,330
*Electronics for Imaging, Inc.	83,600	953,040
*EMS Technologies, Inc.	1,490	32,780
*Emulex Corp.	8,000	73,040
*Endwave Corp.	19,715	46,922
#*Epicor Software Corp.	107,892	655,983
#*EPIQ Systems, Inc.	2,764	44,362
*ePlus, Inc.	6,354	104,015
*Euronet Worldwide, Inc.	46,878	986,313
*Exar Corp.	7,481	52,591
Fair Isaac Corp.	4,800	92,112
*Fairchild Semiconductor Corp. Class A	144,238	1,273,622
Fidelity National Information Services, Inc.	166,320	3,895,214
*FormFactor, Inc.	8,200	189,010
*Frequency Electronics, Inc.	17,253	60,385
*Gerber Scientific, Inc.	50,097	156,804
#*Globecomm Systems, Inc.	41,466	329,240
*GSI Technology, Inc.	27,494	108,876
*GTSI Corp.	8,203	52,171
*Hackett Group, Inc.	51,020	155,101
*Harris Stratex Networks, Inc. Class A	36,692	254,642
#*Henry Bros. Electronics, Inc.	8,485	50,486
#*Hutchinson Technology, Inc.	44,671	146,074
*Hypercom Corp.	66,500	141,645
*I.D. Systems, Inc.	13,298	48,804
*IAC/InterActiveCorp.	178,991	3,295,224
*Ikanos Communications, Inc.	12,254	21,567
*Imation Corp.	58,091	527,466
*Immersion Corp.	11,256	47,500
*infoGROUP, Inc.	28,026	168,717
*InfoSpace, Inc.	65,156	476,942
#*Ingram Micro, Inc.	299,279	5,033,873
*Insight Enterprises, Inc.	23,900	246,170
*Integrated Device Technology, Inc.	18,820	127,411
*Integrated Silicon Solution, Inc.	27,577	86,868
#*Intelli-Check, Inc.	1,800	3,096
*Internap Network Services Corp.	35,546	108,060
#*International Rectifier Corp.	91,600	1,516,896
*Internet Brands, Inc.	22,666	170,222
*Internet Capital Group, Inc.	58,172	434,545
*Interphase Corp.	4,460	22,255
*Intevac, Inc.	34,801	400,560
*IntriCon Corp.	2,835	7,371
*INX, Inc.	500	2,875
*iPass, Inc.	31,471	56,018
*IXYS Corp.	16,391	126,702
Jabil Circuit, Inc.	171,500	1,570,940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*JDS Uniphase Corp.	137,990	$808,621
Keithley Instruments, Inc.	15,357	85,538
*Key Tronic Corp.	15,546	27,205
*Keynote Systems, Inc.	21,900	220,314
*Kopin Corp.	20,276	80,496
*KVH Industries, Inc.	9,179	74,625
#*L-1 Identity Solutions, Inc.	143,173	1,126,772
*Lattice Semiconductor Corp.	131,578	290,787
*Littlefuse, Inc.	2,763	64,654
*LoJack Corp.	5,158	21,045
*LookSmart, Ltd.	35,680	40,318
*Loral Space & Communications, Inc.	35,669	746,552
*Mace Security International, Inc.	5,391	5,337
Marchex, Inc. Class B	41,491	181,731
*Measurement Specialties, Inc.	4,190	33,730
#*Mentor Graphics Corp.	16,127	111,921
*Mercury Computer Systems, Inc.	19,524	224,526
*Merrimac Industries, Inc.	2,600	21,970
Methode Electronics, Inc.	79,571	603,148
*Micron Technology, Inc.	990,716	6,330,675
*Microtune, Inc.	12,031	24,784
#*MKS Instruments, Inc.	85,290	1,652,067
#*ModusLink Global Solutions, Inc.	68,955	491,649
*MoSys, Inc.	11,829	19,163
Motorola, Inc.	2,108,701	15,098,299
*MSC.Software Corp.	52,565	384,250
*Nanometrics, Inc.	46,005	170,679
*Newport Corp.	56,016	413,958
*Nu Horizons Electronics Corp.	14,932	58,981
*Occam Networks, Inc.	27,224	107,263
*OmniVision Technologies, Inc.	38,897	514,607
*Open Text Corp.	5,078	191,339
*Oplink Communications, Inc.	35,186	447,566
*Opnext, Inc.	38,458	78,070
*Optelecom-NKF, Inc.	4,329	16,017
*Optical Cable Corp.	9,195	31,723
*Orbcomm, Inc.	11,500	25,760
*PAR Technology Corp.	24,005	132,508
*PC Connection, Inc.	52,813	303,147
*PC Mall, Inc.	10,070	87,508
*PC-Tel, Inc.	52,653	352,249
*PDF Solutions, Inc.	793	1,824
*Perceptron, Inc.	4,904	20,106
*Perficient, Inc.	14,478	106,848
*Performance Technologies, Inc.	25,851	77,553
*Pericom Semiconductor Corp.	12,868	122,246
*Pervasive Software, Inc.	35,664	189,732
*Phoenix Technologies, Ltd.	200	662
Plantronics, Inc.	19,000	449,730
*PLX Technology, Inc.	12,251	47,779
*Presstek, Inc.	7,000	11,900
•*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	5,300	11,660
*RadiSys Corp.	42,026	332,846
*RealNetworks, Inc.	224,844	652,048
Richardson Electronics, Ltd.	23,579	87,714
#*Rofin-Sinar Technologies, Inc.	11,100	240,981
*Rovi Corp.	129,011	3,374,928
*Rudolph Technologies, Inc.	69,020	563,893
*Sandisk Corp.	197,936	3,527,220
*SCM Microsystems, Inc.	18,612	40,946

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SeaChange International, Inc.	29,306	$268,150
*Semitool, Inc.	10,407	61,609
Servidyne, Inc.	7,283	13,546
*Sigma Designs, Inc.	2,475	40,021
*Silicon Image, Inc.	29,804	73,020
*Silicon Storage Technology, Inc.	197,920	372,090
#*Skyworks Solutions, Inc.	198,535	2,398,303
*Smith Micro Software, Inc.	17,501	200,036
*Soapstone Networks, Inc.	45,254	22,401
*SonicWALL, Inc.	163,232	1,238,931
*Spectrum Control, Inc.	20,295	200,312
*Standard Microsystems Corp.	38,219	886,681
*StarTek, Inc.	31,481	297,495
*Support.com, Inc.	58,641	144,257
#*Sycamore Networks, Inc.	517,447	1,759,320
*Symmetricom, Inc.	95,703	620,155
*Symyx Technologies, Inc.	40,492	280,610
#*SYNNEX Corp.	60,100	1,708,042
#*Tech Data Corp.	85,452	2,984,838
Technitrol, Inc.	12,400	90,024
*TechTeam Global, Inc.	19,526	126,724
*Tellabs, Inc.	303,499	1,760,294
*Telular Corp.	24,670	64,635
#*Teradyne, Inc.	266,660	2,101,281
*Tessco Technologies, Inc.	10,246	154,510
TheStreet.com, Inc.	34,407	71,567
*Tier Technologies, Inc. Class B	8,900	65,860
*Tollgrade Communications, Inc.	20,676	115,579
#*Track Data Corp.	1,932	6,472
*Trident Microsystems, Inc.	2,123	3,567
#*Triquint Semiconductor, Inc.	168,914	1,212,803
*TSR, Inc.	1,300	2,795
*TTM Technologies, Inc.	62,699	618,839
*Tyco Electronics, Ltd.	549,298	11,793,428
*Ultra Clean Holdings, Inc.	2,816	11,123
United Online, Inc.	51,420	472,036
*UTStarcom, Inc.	192,273	328,787
*Vicon Industries, Inc.	5,787	37,615
*Video Display Corp.	600	1,872
*Virage Logic Corp.	32,466	162,005
*Virtusa Corp.	1,300	12,116
*Vishay Intertechnology, Inc.	213,119	1,515,276
*Web.com Group, Inc.	60,937	374,153
*White Electronics Designs Corp.	27,184	124,231
*WPCS International, Inc.	9,861	28,696
Xerox Corp.	974,182	7,978,551
*Zoran Corp.	117,194	1,350,075
*Zygo Corp.	39,500	249,640

Total Information Technology		157,918,322

Materials — (2.7%)
A. Schulman, Inc.	26,800	571,108
#A.M. Castle & Co.	49,586	523,132
Alcoa, Inc.	289,907	3,409,306
*American Pacific Corp.	5,747	46,551
Ashland, Inc.	112,560	3,730,238
#*Brush Engineered Materials, Inc.	41,367	882,358
*Buckeye Technologies, Inc.	22,600	143,510
*Bway Holding Co.	44,908	714,037
Cabot Corp.	110,278	2,018,087
Carpenter Technology Corp.	3,300	61,677

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Coeur d’Alene Mines Corp.	1,400	$19,880
Commercial Metals Co.	19,325	319,636
*Continental Materials Corp.	100	860
*Core Molding Technologies, Inc.	2,488	7,613
Cytec Industries, Inc.	64,700	1,623,970
#Dow Chemical Co.	358,853	7,596,918
Eastman Chemical Co.	2,800	139,048
#*Ferro Corp.	49,500	246,015
#*Flotek Industries, Inc.	17,689	33,255
Friedman Industries, Inc.	18,653	102,778
*Gentek, Inc.	8,444	200,376
*Graphic Packaging Holding Co.	1,716	3,655
*Haynes International, Inc.	800	18,424
#*Headwaters, Inc.	84,996	260,938
*Hecla Mining Co.	9,000	28,350
*Horsehead Holding Corp.	16,770	179,271
*ICO, Inc.	20,858	86,144
*Innospec, Inc.	2,811	33,563
International Paper Co.	497,362	9,355,379
Kaiser Aluminum Corp.	32,695	1,080,897
*Kapstone Paper and Packaging Corp.	1,140	5,746
KMG Chemicals, Inc.	2,795	20,683
#*Kronos Worldwide, Inc.	4,219	34,680
*Louisiana-Pacific Corp.	153,257	646,745
MeadWestavco Corp.	188,451	3,672,910
Minerals Technologies, Inc.	2,900	126,063
*Mod-Pac Corp.	1,091	2,968
Myers Industries, Inc.	65,520	644,717
Neenah Paper, Inc.	23,100	226,380
NL Industries, Inc.	63,495	433,671
#*Northern Technologies International Corp.	3,000	26,070
Olympic Steel, Inc.	2,500	63,775
#*OM Group, Inc.	51,135	1,721,204
P.H. Glatfelter Co.	50,000	517,500
*Penford Corp.	39,808	261,141
*PolyOne Corp.	146,576	628,811
Quaker Chemical Corp.	2,300	41,400
*Ready Mix, Inc.	3,839	14,588
Reliance Steel & Aluminum Co.	50,700	1,709,097
*Rock of Ages Corp.	1,200	2,574
#*Rockwood Holdings, Inc.	35,100	628,992
#*RTI International Metals, Inc.	35,400	628,704
Schnitzer Steel Industries, Inc. Class A	30,900	1,661,493
Schweitzer-Maudoit International, Inc.	32,213	1,053,365
*Solutia, Inc.	2,500	22,350
*Spartech Corp.	18,620	232,750
*Stillwater Mining Co.	34,270	229,266
*Synalloy Corp.	4,995	43,457
Temple-Inland, Inc.	44,500	696,870
#Texas Industries, Inc.	46,594	2,120,027
#*Titanium Metals Corp.	7,100	59,427
*U.S. Concrete, Inc.	82,977	162,635
*Universal Stainless & Alloy Products, Inc.	6,709	118,146
#Valspar Corp.	93,810	2,375,269
Westlake Chemical Corp.	105,000	2,623,950
Weyerhaeuser Co.	311,975	10,931,604
Worthington Industries, Inc.	64,670	854,937
*Zoltek Companies, Inc.	5,042	50,017

Total Materials		68,730,956

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Other — (0.0%)
•#*ePresence, Inc. Escrow Shares	6,400	$—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.2%)
*Arbinet Corp.	3,200	6,720
AT&T, Inc.	2,510,122	65,840,500
CenturyTel, Inc.	87,230	2,738,150
D&E Communications, Inc.	24,213	256,658
*General Communications, Inc. Class A	44,592	305,455
#*Sprint Nextel Corp.	3,528,077	14,112,308
*SureWest Communications	15,836	202,859
Telephone & Data Systems, Inc.	80,200	2,064,348
Telephone & Data Systems, Inc. Special Shares	67,452	1,625,593
*United States Cellular Corp.	33,568	1,202,406
Verizon Communications, Inc.	642,780	20,613,954
*Xeta Corp.	18,366	39,487

Total Telecommunication Services		109,008,438

Utilities — (0.6%)
#*AES Corp.	425,099	5,437,016
#*Calpine Corp.	201,943	2,601,026
Maine & Maritimes Corp.	1,600	57,600
*Mirant Corp.	172,860	3,121,852
#Questar Corp.	83,700	2,767,959
*RRI Energy, Inc.	444,750	2,379,412
Unitil Corp.	1,800	37,152

Total Utilities		16,402,017

TOTAL COMMON STOCKS		2,175,752,289

RIGHTS/WARRANTS — (0.0%)
•*Lantronix, Inc. Warrants 2008	33	—
•*Preferred Bank Rights 08/24/09	9,332	3,136

TOTAL RIGHTS/WARRANTS		3,136

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,177,214	7,177,214

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.0%)
§@DFA Short Term Investment Fund LP	410,556,270	410,556,270
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by $4,389,470 FHLMC 4.000%, 07/01/39, valued at $4,274,737) to be repurchased at $4,150,299	$4,150	4,150,230
@Repurchase Agreement, UBS Securities LLC 0.19%, 08/03/09 (Collateralized by $1,770,000 FNMA 6.000%, 02/01/39, valued at $1,650,808) to be repurchased at $1,600,566	1,601	1,600,541

TOTAL SECURITIES LENDING COLLATERAL		416,307,041

TOTAL INVESTMENTS — (100.0%) (Cost $2,812,633,673)##		$2,599,239,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$397,844,010	—	—	$397,844,010
Consumer Staples	111,517,322	—	—	111,517,322
Energy	307,411,964	—	—	307,411,964
Financials	650,891,764	—	—	650,891,764
Health Care	102,346,987	—	—	102,346,987
Industrials	253,680,455	—	—	253,680,455
Information Technology	157,911,802	$6,520	—	157,918,322
Materials	68,730,956	—	—	68,730,956
Other	—	54	—	54
Telecommunication Services	109,008,438	—	—	109,008,438
Utilities	16,402,017	—	—	16,402,017
Rights/Warrants	—	3,136	—	3,136
Temporary Cash Investments	7,177,214	—	—	7,177,214
Securities Lending Collateral	—	416,307,041	—	416,307,041

TOTAL	$2,182,922,929	$416,316,751	—	$2,599,239,680

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At July 31, 2009, the Trust consisted of fourteen investment portfolios, of which five are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At July 31, 2009, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,081,611,882
The U.S. Large Cap Value Series	7,334,246,315
The DFA International Value Series	5,865,118,430
The Emerging Markets Series	1,326,571,969
The Tax-Managed U.S. Marketwide Value Series	2,813,401,746

Recent Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not yet been determined.

In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through September 29, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and Chief Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date: September 29, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date: September 29, 2009